UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-21656

Name of Fund: BlackRock Energy and Resources Trust (BGR)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Energy and Resources Trust, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2026

Date of reporting period: 06/30/2026

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.

June 30, 2026
2026 Semi-Annual Report (Unaudited)

BlackRock Energy and Resources Trust (BGR)
BlackRock Enhanced Equity Dividend Trust (BDJ)
BlackRock Enhanced Global Dividend Trust (BOE)
BlackRock Enhanced International Dividend Trust (BGY)
BlackRock Enhanced Large Cap Core Fund, Inc. (CII)
BlackRock Health Sciences Term Trust (BMEZ)
BlackRock Health Sciences Trust (BME)
BlackRock Resources & Commodities Strategy Trust (BCX)
BlackRock Science and Technology Term Trust (BSTZ)
BlackRock Science and Technology Trust (BST)
BlackRock Technology and Private Equity Term Trust (BTX)
BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Supplemental Information (unaudited)

Section 19(a) Notices
BlackRock Energy and Resources Trust’s (BGR), BlackRock Enhanced Equity Dividend Trust’s (BDJ), BlackRock Enhanced Global Dividend Trust’s (BOE), BlackRock Enhanced International Dividend Trust’s (BGY), BlackRock Enhanced Large Cap Core Fund, Inc.’s (CII), BlackRock Health Sciences Term Trust’s (BMEZ), BlackRock Health Sciences Trust’s (BME), BlackRock Resources & Commodities Strategy Trust’s (BCX), BlackRock Science and Technology Term Trust’s (BSTZ), BlackRock Science and Technology Trust’s (BST), BlackRock Technology and Private Equity Term Trust (BTX) and BlackRock Utilities, Infrastructure & Power Opportunities Trust’s (BUI) (collectively, the "Trusts" or individually, a “Trust”) amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Trust’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. Each Trust will provide a Form 1099-DIV each calendar year that will tell you how to report these distributions for U.S. federal income tax purposes.
June 30, 2026
	Total Cumulative Distributions for the Fiscal Period					% Breakdown of the Total Cumulative Distributions for the Fiscal Period
Trust Name	Net Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital (a)	Total Per Common Share	Net Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital	Total Per Common Share
BGR	$ 0.164654	$ —	$ —	$ 0.419146	$ 0.583800	28%	— %	— %	72%	100%
BDJ	0.186830	—	0.184570	—	0.371400	50	—	50	—	100
BOE	0.099017	—	0.397183	—	0.496200	20	—	80	—	100
BGY	0.048285	—	0.207315	—	0.255600	19	—	81	—	100
CII	0.015040	—	0.830960	—	0.846000	2	—	98	—	100
BMEZ	0.095232	—	0.093514	0.471254	0.660000	14	—	14	72	100
BME	0.088500	0.105255	1.378845	—	1.572600	6	7	87	—	100
BCX	0.104750	—	—	0.313450	0.418200	25	—	—	75	100
BSTZ	—	0.975000	—	—	0.975000	—	100	—	—	100
BST	—	0.870966	0.629034	—	1.500000	—	58	42	—	100
BTX	—	—	—	0.315000	0.315000	—	—	—	100	100
BUI	0.370474	0.445526	—	—	0.816000	45	55	—	—	100

(a)
Each Trust estimates that it has distributed more than its net income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in a Trust is returned to the shareholder. A return of capital does not necessarily reflect a Trust’s investment performance and should not be confused with “yield” or “income.” When distributions exceed total return performance, the difference will reduce a Trust’s net asset value per share.

Section 19(a) notices for the Trusts, as applicable, are available on the BlackRock website at blackrock.com.
Section 19(b) Disclosure
Each Trust, acting pursuant to a U.S. Securities and Exchange Commission (“SEC”) exemptive order and with the approval of each Trust’s Board of Trustees or Board of Directors, as applicable  (the “Board”), has adopted a managed distribution plan, consistent with its investment objectives and policies, to support a level distribution of income, capital gains and/or return of capital (the “Plan”).  In accordance with the Plans, the Trusts currently distribute the following fixed amounts per share on a monthly basis:
Trust Name	Amount Per Common Share
BGR	$ 0.097300
BDJ	0.061900
BOE	0.082700
BGY	0.042600
CII	0.141000
BMEZ	0.110000
BME	0.262100
BCX	0.069700
BSTZ	0.162500
BST	0.250000
BTX	0.052500
BUI	0.136000
The fixed amounts distributed per share are subject to change at the discretion of each Trust’s Board. Under its Plan, each Trust will distribute all available net income to its shareholders as required by the Internal Revenue Code of 1986, as amended (the “Code”). If sufficient income (inclusive of net income and short-term capital gains) is not earned on a monthly basis, the Trusts will distribute long-term capital gains and/or return of capital to shareholders in order to maintain a level distribution. Each monthly distribution to shareholders is expected to be at the fixed amount established by the Board; however, each Trust may make additional distributions from time to time, including additional capital gain distributions at the end of the taxable year, if required to meet requirements imposed by the Code and/or the Investment Company Act of 1940, as amended (the “1940 Act”).
Shareholders should not draw any conclusions about  a Trust’s investment performance from the amount of these distributions or from the terms of the Plan. Each Trust’s total return performance is presented in its financial highlights table.

2026 BlackRock Semi-Annual Report to Shareholders

Supplemental Information (unaudited) (continued)

The Board may amend, suspend or terminate a Trust’s Plan at any time without prior notice to the Trust’s shareholders if it deems such actions to be in the best interests of the Trust or its shareholders. The suspension or termination of the Plan could have the effect of creating a trading discount (if the Trust’s stock is trading at or above net asset value) or widening an existing trading discount. The Trusts are subject to risks that could have an adverse impact on their ability to maintain level distributions. Examples of potential risks include, but are not limited to, economic downturns impacting the markets, changes in interest rates, decreased market volatility, companies suspending or decreasing corporate dividend distributions and changes in the Code. Please refer to BST’s and BUI’s  prospectuses for a more complete description of each Trust’s risks.
Supplemental Information

Table of Contents

Option Over-Writing Strategy
Overview
In general, the goal of each of BDJ, BOE, BGY and CII (the "Trust") is to provide total return through a combination of current income and realized and unrealized gains (capital appreciation). The Trusts seek to pursue these goals primarily by investing in a portfolio of equity securities and also by employing a strategy of writing (selling) call and put options in an effort to generate current gains from option premiums and to enhance each Trust’s risk-adjusted return. Each Trust’s objectives cannot be achieved in all market conditions.
Each Trust primarily writes single stock covered call options and may also from time to time write single stock put options. When writing (selling) a covered call option, a Trust holds an underlying equity security and enters into an option transaction which allows the counterparty to purchase the equity security at an agreed-upon price (“strike price”) within an agreed-upon time period. The Trust receives cash premiums from the counterparties upon writing (selling) the option, which along with net investment income and net realized gains, if any, are generally available to support current or future distributions paid by the Trust. During the option term, the counterparty may elect to exercise the option if the market value of the equity security rises above the strike price, and the Trust is obligated to sell the equity security to the counterparty at the strike price, realizing a gain or loss. Premiums received increase gains or reduce losses realized on the sale of the equity security. If the option remains unexercised upon its expiration, the Trust realizes gains equal to the premiums received. Alternatively, an option may be closed out by an offsetting purchase or sale of an option prior to expiration.  The Trust realizes a capital gain from a closing purchase or sale transaction if the premium paid is less than the premium received from writing the option. The Trust realizes a capital loss from a closing purchase or sale transaction if the premium received is less than the premium paid to purchase the option.
Writing covered call options entails certain risks, which include, but are not limited to, the following: an increase in the value of the underlying equity security above the strike price can result in the exercise of a written option (sale by a Trust to the counterparty) when the Trust might not otherwise have sold the security; exercise of the option by the counterparty may result in a sale below the current market value and a gain or loss being realized by the Trust; and limiting the potential appreciation that could be realized on the underlying equity security to the extent of the strike price of the option. The premium that a Trust receives from writing a covered call option may not be sufficient to offset the potential appreciation on the underlying equity security above the strike price of the option that could have otherwise been realized by the Trust. As such, an option over-writing strategy may outperform the general equity market in flat or falling markets but underperform in rising markets.
Option Over-Writing Strategy Illustration
To illustrate these concepts, assume the following: (1) a common stock purchased at and currently trading at $37.15 per share; (2) a three-month call option is written by a Trust with a strike price of $40 (i.e., 7.7% higher than the current market price); and (3) the Trust receives $2.45, or 6.6% of the common stock’s value, as a premium. If the stock price remains unchanged, the option expires and there would be a 6.6% return for the three-month period. If the stock were to decline in price by 6.6% (i.e., decline to $34.70 per share), the option strategy would “break-even” from an economic perspective resulting in neither a gain nor a loss. If the stock were to climb to a price of $40 or above, the option would be exercised and the stock would return 7.7% coupled with the option premium received of 6.6% for a total return of 14.3%. Under this scenario, the Trust loses the benefit of any appreciation of the stock above $40, and thus is limited to a 14.3% total return. The premium from writing the call option serves to offset some of the unrealized loss on the stock in the event that the price of the stock declines, but if the stock were to decline more than 6.6% under this scenario, the Trust’s downside protection is eliminated and the stock could eventually become worthless.
Each Trust intends to write covered call and other options to varying degrees depending upon market conditions. Please refer to each Trust’s Schedule of Investments and the Notes to Financial Statements for details of written options.
Derivative Financial Instruments
The Trusts may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Trusts must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Trusts’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Trust can realize on an investment and/or may result in lower distributions paid to shareholders. The Trusts’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Option Over-Writing Strategy / Derivative Financial Instruments

Trust Summary as of June 30, 2026

BlackRock Energy and Resources Trust (BGR)
Investment Objective
BlackRock Energy and Resources Trust’s (BGR) (the “Trust”) investment objectives are to provide total return and income through a combination of current income and long-term capital appreciation. The Trust seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities of energy and natural resources companies and equity derivatives with exposure to the energy and natural resources industry. The Trust may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Trust’s investment objectives will be achieved.
Trust Information
Symbol on New York Stock Exchange	BGR
Initial Offering Date	December 29, 2004
Current Distribution Rate on Closing Market Price as of June 30, 2026 ($14.82)(a)	7.88%
Current Monthly Distribution per Common Share(b)	$0.097300
Current Annualized Distribution per Common Share(b)	$1.167600

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
Market Price and Net Asset Value Per Share Summary
	06/30/26	12/31/25	Change	High	Low
Closing Market Price	$ 14.82	$ 13.54	9.45%	$ 17.39	$ 13.43
Net Asset Value	16.40	14.18	15.66	19.12	14.08
Performance
Returns for the period ended June 30, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Trust at NAV(a)(b)	19.99%	28.13%	17.30%	7.74%
Trust at Market Price(a)(b)	13.55	21.03	15.82	7.53
MSCI World Energy Index (Net)(c)	18.51	28.45	16.93	7.83

(a)
All returns reflect the reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Trust’s use of leverage, if any. The performance tables do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the sale of Trust shares.

(b)	The Trust’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
An index that is designed to capture the large- and mid-cap segments across developed markets countries. All securities in the index are classified in the energy sector as per the Global
Industry Classification Standard.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Trust’s absolute performance based on NAV:
What factors influenced performance?
At the sub-sector level, positions in oil services, exploration & production, distribution and refining & marketing companies contributed to performance.
An overweight position in the refining company Valero Energy Corp. contributed to relative performance, with strength in refining margins underpinning better-than-expected earnings. An overweight in the distribution company Targa Resources Corp. also helped results. The stock was boosted by demand growth and its lower sensitivity to oil price movements. Targa shares further benefited from more constructive guidance from management, which supported confidence in the company’s growth outlook. Overweights in the internationally-focused oilfield services companies Subsea 7 SA and TechnipFMC PLC, both of which benefited from resilient activity levels and favorable pricing trends, were additional contributors of note.
An overweight in the integrated oil company Shell PLC hurt relative performance due to concerns about lower upstream production and weaker liquid natural gas volumes. Zero weightings in the refining & marketing company Philips 66 and the integrated oil producer Cenovus Energy, Inc. detracted, as well.

2026 BlackRock Semi-Annual Report to Shareholders

Trust Summary as of June 30, 2026(continued)

BlackRock Energy and Resources Trust (BGR)
The Trust’s practice of maintaining a speciﬁed level of monthly distributions to shareholders did not have a material impact on the Trust’s investment strategy. Based on current estimates, distributions pursuant to the managed distribution policy during the period resulted in a return of capital.
Describe recent portfolio activity.
The Trust reduced its allocation to integrated companies and increased its weighting in the oil services and refining & marketing subsectors. The Trust exited positions in a pipeline company, a Canadian fuel distribution company, and a Canadian natural gas producer. It redeployed the proceeds into a U.S. refiner and an offshore energy services company.
Describe portfolio positioning at period end.
At the end of the period, 50.5% of the portfolio was invested in integrated oil & gas, 19.8% in distribution, 11.2% in exploration & production, 8.0% in refining & marketing, 7.5% in other oil services, and 1.6% in uranium. The remaining 1.5% was held in cash.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Exxon Mobil Corp.	18.9%
Chevron Corp.	11.0
Shell PLC	9.6
TotalEnergies SE	6.6
Williams Cos., Inc.	4.7
Valero Energy Corp.	4.7
Targa Resources Corp.	4.5
ConocoPhillips	4.3
Cheniere Energy, Inc.	3.8
Canadian Natural Resources Ltd.	3.6

INDUSTRY ALLOCATION
Industry(b)	Percent of Total Investments(a)
Oil, Gas & Consumable Fuels	92.0%
Energy Equipment & Services	6.2
Chemicals	1.8

(a)	Excludes short-term securities, short investments and options, if any.
(b)	For purposes of this report, industry sub-classifications may differ from those utilized by the Trust for compliance purposes.
Trust Summary

Trust Summary as of June 30, 2026

BlackRock Enhanced Equity Dividend Trust (BDJ)
Investment Objective
BlackRock Enhanced Equity Dividend Trust’s (BDJ) (the “Trust”) primary investment objective is to provide current income and current gains, with a secondary investment objective of long-term capital appreciation. The Trust seeks to achieve its investment objectives by investing in common stocks that pay dividends and have the potential for capital appreciation and by utilizing an option writing strategy to enhance distributions to its shareholders. The Trust invests, under normal market conditions, at least 80% of its total assets in dividend paying equities and may invest up to 20% of its total assets in equity securities of issuers that do not pay dividends. The Trust may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Trust’s investment objectives will be achieved.
Trust Information
Symbol on New York Stock Exchange	BDJ
Initial Offering Date	August 31, 2005
Current Distribution Rate on Closing Market Price as of June 30, 2026 ($9.57)(a)	7.76%
Current Monthly Distribution per Common Share(b)	$0.061900
Current Annualized Distribution per Common Share(b)	$0.742800

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
Market Price and Net Asset Value Per Share Summary
	06/30/26	12/31/25	Change	High	Low
Closing Market Price	$ 9.57	$ 9.48	0.95%	$ 9.74	$ 8.45
Net Asset Value	10.20	9.74	4.72	10.23	9.16
Performance
Returns for the period ended June 30, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Trust at NAV(a)(b)	8.94%	19.09%	9.57%	10.39%
Trust at Market Price(a)(b)	5.01	18.02	8.83	10.80
MSCI USA Value Call Overwrite Index(c)	6.69	14.05	8.20	N/A
Russell 1000 Value Index(d)	16.23	27.09	11.17	11.52

(a)
All returns reflect the reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Trust’s use of leverage, if any. The performance tables do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the sale of Trust shares.

(b)	The Trust’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
An index that incorporates an option overlay component on the MSCI USA Value Index with a 55% overwrite level. The benchmark commenced on December 31, 2018 and therefore the benchmark does not have 10-year returns.

(d)
An index that measures the performance of the U.S. large-cap value stocks. It includes companies with relatively lower price to-book ratios, lower 2-year I/B/E/S forecast growth and lower historical 5 year sales growth.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Trust’s relative performance based on NAV:
What factors influenced performance?
The largest contributor to the Trust’s relative performance was positioning within the financials sector, driven by positive security selection along with an overweight to the capital markets industry. Information technology positioning also proved additive driven by security selection and investment decisions within the technology hardware, storage, and peripherals industry. Additionally, security selection in health care supported relative performance, with an overweight position in health care providers and services acting as a tailwind.
The largest detractor from relative performance was security selection in the consumer staples sector, most notably in the consumer staples distribution and retail industry. Investment decisions in energy also acted as a headwind, particularly within the oil, gas, and consumable fuels industry. Lastly, in communication services security selection and underweight position in interactive media & services weighed on relative return.

2026 BlackRock Semi-Annual Report to Shareholders

Trust Summary as of June 30, 2026(continued)

BlackRock Enhanced Equity Dividend Trust (BDJ)
The Trust used an options overlay strategy in which calls were written on a portion of the portfolio’s holdings. The options overlay strategy contributed positively to relative performance. The Trust’s practice of maintaining a specified level of monthly distributions to shareholders did not have a material impact on the Trust’s investment strategy. Based on current estimates, distributions pursuant to the managed distribution policy during the period did not result in a return of capital.
Describe recent portfolio activity.
As a result of a combination of portfolio trading activity and market price movements, the Trust’s allocations to the consumer discretionary and information technology sectors increased over the period. Conversely, the Trust’s allocations to the financials and communication services sectors decreased.
Describe portfolio positioning at period end.
At period end, the Trust’s largest absolute allocations were in information technology, health care and financials. Relative to the benchmark, the Trust’s most significant overweight exposures were in consumer discretionary, health care and materials, while the most significant underweights were to information technology, financials and communication services.
The Trust had in place an option overwriting program under which 44.1% of the underlying equities were overwritten with call options on individual stocks. These call options were typically written at prices above the prevailing market prices (estimated to be 5.8% out of the money).
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Amazon.com, Inc.	6.5%
Microsoft Corp.	5.7
Apple, Inc.	4.6
CVS Health Corp.	3.7
Citigroup, Inc.	2.9
British American Tobacco PLC	2.4
UnitedHealth Group, Inc.	2.4
Wells Fargo & Co.	2.4
Johnson & Johnson	2.3
Merck & Co., Inc.	2.2

SECTOR ALLOCATION
Sector(b)	Percent of Total Investments(a)
Information Technology	16.2%
Health Care	15.5
Financials	15.3
Industrials	12.0
Consumer Discretionary	11.1
Consumer Staples	6.8
Materials	5.7
Energy	5.7
Utilities	4.6
Communication Services	4.1
Real Estate	3.0

(a)	Excludes short-term securities, short investments and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Trust Summary

Trust Summary as of June 30, 2026

BlackRock Enhanced Global Dividend Trust (BOE)
Investment Objective
BlackRock Enhanced Global Dividend Trust’s (BOE) (the “Trust”) primary investment objective is to provide current income and current gains, with a secondary investment objective of long-term capital appreciation. The Trust seeks to achieve its investment objectives by investing primarily in equity securities issued by companies located in countries throughout the world and by employing a strategy of writing (selling) call and put options. Under normal circumstances, the Trust invests at least 80% of its net assets in dividend-paying equity securities and at least 40% of its assets outside of the U.S. (unless market conditions are not deemed favorable by Trust management, in which case the Trust would invest at least 30% of its assets outside of the U.S.). The Trust may invest in securities of companies of any market capitalization, but intends to invest primarily in securities of large capitalization companies. The Trust may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Trust’s investment objectives will be achieved.
Trust Information
Symbol on New York Stock Exchange	BOE
Initial Offering Date	May 31, 2005
Current Distribution Rate on Closing Market Price as of June 30, 2026 ($12.09)(a)	8.21%
Current Monthly Distribution per Common Share(b)	$0.082700
Current Annualized Distribution per Common Share(b)	$0.992400

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
Market Price and Net Asset Value Per Share Summary
	06/30/26	12/31/25	Change	High	Low
Closing Market Price	$ 12.09	$ 11.71	3.25%	$ 12.10	$ 10.62
Net Asset Value	13.10	12.89	1.63	13.41	11.93
Performance
Returns for the period ended June 30, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Trust at NAV(a)(b)	5.96%	14.68%	7.64%	8.67%
Trust at Market Price(a)(b)	7.64	15.90	7.13	9.07
MSCI ACWI Call Overwrite Index(c)	8.50	21.17	9.62	N/A
MSCI ACWI (Net)(d)	11.25	23.67	10.98	12.78

(a)
All returns reflect the reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Trust’s use of leverage, if any. The performance tables do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the sale of Trust shares.

(b)	The Trust’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
An index that incorporates an option overlay component on the MSCI ACWI Index with a 45% overwrite level. The benchmark commenced on December 31, 2018 and therefore the benchmark does not have 10-year returns.

(d)	An index that captures large- and mid-cap representation across certain developed and emerging markets.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Trust’s relative performance based on NAV:
What factors influenced performance?
In sector terms, stock selection in communication services, consumer staples and materials led positive contributions to performance over the period.
With respect to individual holdings, leading contributors included U.S. semiconductor equipment supplier Applied Materials, Inc., as investor enthusiasm around the semiconductor space, strong earnings, an upgraded growth outlook and robust order visibility supported the stock. Continued confidence in AI-driven chip demand reinforced expectations for sustained growth across advanced semiconductor manufacturing. MediaTek, Inc., the Taiwanese fabless semiconductor company, outperformed driven by strong market enthusiasm around its positioning in AI infrastructure and custom application-specific integrated circuits, including its role in designing Google’s tensor processing units (“TPUs”) and the associated revenue opportunity. The position was trimmed to manage sizing, given the smartphone market may face headwinds from higher

2026 BlackRock Semi-Annual Report to Shareholders

Trust Summary as of June 30, 2026(continued)

BlackRock Enhanced Global Dividend Trust (BOE)
memory prices and the contribution from TPU-related revenue remains in the early stages with execution risk. The outlook for MediaTek remains constructive given strong momentum, positive regional team feedback, and the company’s expanding role in the AI infrastructure buildout. Shares of contract chip manufacturer Taiwan Semiconductor Manufacturing Co. Ltd. were boosted by continued strong operational and financial performance. The company raised capital expenditure guidance, reinforcing confidence in long-term demand visibility. Sentiment was further supported by the company’s Taiwan Technology Symposium in mid-May, where management highlighted surging demand for AI-related applications, as well as by news that the company’s Arizona operations had reached profitability ahead of expectations.
On the downside, stock selection in industrials and consumer discretionary detracted the most, while overweights to consumer discretionary and energy also weighed on performance.
In terms of individual detractors, sentiment around Alibaba Group Holding Ltd. has suffered as the Chinese ecommerce company has seen its results pressured by ongoing elevated competition in its on-demand, rapid delivery “quick commerce” segment. In addition, the shares reflected continued weakness in Chinese equities amid a soft domestic economy as well as broader weakness across Chinese hyperscalers, as the group sold off alongside their U.S. peers on market concerns over elevated AI-related capital expenditures. The Trust has maintained the position in Alibaba on the view that the market may be underappreciating Alibaba’s AI cost advantages and future growth potential. A lack of exposure to Micron Technology, Inc., the U.S. memory and storage semiconductor company, detracted as the stock rose sharply on strong demand for memory, an area seen as a key bottleneck in the AI infrastructure buildout, along with positive broker sentiment and upward earnings revisions. The Trust has overweight exposure to the memory segment, reflecting a deliberate positioning towards a critical bottleneck in AI infrastructure, with a preference for market leaders in Asia which also offer the portfolio stronger regional diversification. Shares of U.S. technology services and consulting company Accenture plc declined on market concerns around the potential for AI to displace elements of its business model. In particular, the announcement of Anthropic’s agentic coworker assistant led the market to reassess the value provided by software and specialized data providers. In addition, macro uncertainty and a slower-than-expected cyclical recovery weighed on the stock. While Accenture posted strong results that exceeded expectations on both revenue and earnings, softer bookings in the managed services segment tempered the market’s reaction, despite the company signaling confidence in demand recovery by raising full-year guidance.
The Trust utilized an options overlay strategy in which calls are written on a portion of the portfolio’s holdings. The Trust’s options overlay strategy detracted from relative performance for the period. The Trust’s practice of maintaining a speciﬁed level of monthly distributions to shareholders did not have a material impact on the Trust’s investment strategy. Based on current estimates, distributions pursuant to the managed distribution policy during the period did not result in a return of capital.
Describe recent portfolio activity.
During the period, the Trust added exposure to the information technology, materials and consumer discretionary sectors, and reduced exposure to industrials, healthcare and financials.
Describe portfolio positioning at period end.
At the end of the period, the Trust’s largest sector overweights were in consumer discretionary, financials and energy, while the largest underweights were in information technology, healthcare and real estate. Regionally, the Trust was overweight emerging markets and underweight the United States.
As of June 30, 2026, the Trust had in place an option overwriting program whereby 39.5% of the underlying equities were overwritten with call options on individual stocks.  These call options were typically written at prices above the prevailing market prices (estimated to be 5.4% out of the money) and for maturities averaging 42 days.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
Alphabet, Inc.	4.6
NVIDIA Corp.	4.4
Applied Materials, Inc.	3.5
Microsoft Corp.	3.4
Samsung Electronics Co. Ltd.	3.3
Apple, Inc.	3.1
Broadcom, Inc.	3.1
Allianz SE	2.6
Coca-Cola Co.	2.4

GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments
United States	55.6%
United Kingdom	9.4
Japan	7.5
Taiwan	6.2
South Korea	5.4
Spain	3.1
China	2.6
Germany	2.5
Canada	2.0
Netherlands	1.7
India	1.6
France	1.5
Mexico	0.9

(a)	Excludes short-term securities, short investments and options, if any.
Trust Summary

Trust Summary as of June 30, 2026

BlackRock Enhanced International Dividend Trust (BGY)
Investment Objective
BlackRock Enhanced International Dividend Trust’s (BGY) (the “Trust”) primary investment objective is to provide current income and current gains, with a secondary objective of long-term capital appreciation. The Trust seeks to achieve its investment objectives by investing primarily in equity securities issued by companies of any market capitalization located in countries throughout the world and by employing a strategy of writing (selling) call and put options. The Trust invests, under normal circumstances, at least 80% of its net assets in dividend-paying equity securities issued by non-U.S. companies of any market capitalization, but intends to invest primarily in securities of large capitalization companies. The Trust may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Trust’s investment objectives will be achieved.
Trust Information
Symbol on New York Stock Exchange	BGY
Initial Offering Date	May 30, 2007
Current Distribution Rate on Closing Market Price as of June 30, 2026 ($5.74)(a)	8.91%
Current Monthly Distribution per Common Share(b)	$0.042600
Current Annualized Distribution per Common Share(b)	$0.511200

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
Market Price and Net Asset Value Per Share Summary
	06/30/26	12/31/25	Change	High	Low
Closing Market Price	$ 5.74	$ 5.88	(2.38)%	$ 6.21	$ 5.21
Net Asset Value	6.39	6.30	1.43	6.62	5.82
Performance
Returns for the period ended June 30, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Trust at NAV(a)(b)	5.96%	11.27%	6.70%	7.97%
Trust at Market Price(a)(b)	1.98	8.24	5.35	7.90
MSCI ACWI ex USA Call Overwrite Index(c)	8.53	21.70	6.74	N/A
MSCI ACWI ex USA Index (Net)(d)	13.68	27.66	8.79	9.93

(a)
All returns reflect the reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Trust’s use of leverage, if any. The performance tables do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the sale of Trust shares.

(b)	The Trust’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
An index that incorporates an option overlay component on the MSCI ACWI ex USA Index with a 45% overwrite level. The benchmark commenced on December 31, 2018 and therefore the benchmark does not have 10-year returns.

(d)	An index that captures large- and mid-cap representation across certain developed markets countries (excluding the U.S.) and certain emerging markets countries.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Trust’s relative performance based on NAV:
What factors influenced performance?
In sector terms, stock selection in information technology led positive contributions to performance over the period. Underweights to and stock selection within both materials and consumer staples also contributed.
With respect to individual holdings, leading contributors included SK Hynix, Inc., as the South Korean memory semiconductor company has benefited from strong demand for AI-related memory and favorable supply-demand dynamics. The company benefited from robust sentiment around AI data center buildouts, with persistent shortages in server and high-bandwidth memory supporting pricing power and reinforcing the memory upcycle narrative. Strong results posted by SK Hynix during the period helped validate the earnings recovery, while memory peer Micron Technology’s results further reinforced the tight supply backdrop and multi-year demand visibility for memory as a critical bottleneck in AI infrastructure. Investor optimism was also supported by discussions around a potential U.S. ADR listing. MediaTek, Inc., the Taiwanese fabless semiconductor

2026 BlackRock Semi-Annual Report to Shareholders

Trust Summary as of June 30, 2026(continued)

BlackRock Enhanced International Dividend Trust (BGY)
company, outperformed driven by strong market enthusiasm around its positioning in AI infrastructure and custom application-specific integrated circuits, including its role in designing Google’s tensor processing units (“TPUs”) and the associated revenue opportunity. The position was trimmed to manage sizing, given the smartphone market may face headwinds from higher memory prices and the contribution from TPU-related revenue remains in the early stages with execution risk. The outlook for MediaTek remains constructive given strong momentum, positive regional team feedback, and the company’s expanding role in the AI infrastructure buildout. Shares of ASM International N.V, the European semiconductor equipment manufacturer, were supported by strong demand and positive sentiment across the semiconductor equipment space. The company reported strong results with guidance pointing to continued acceleration, reinforcing confidence in its positioning within the current capital expenditure cycle. The company is well positioned to benefit as growing chip complexity drives demand for its advanced manufacturing solutions.
On the downside, overweights to and stock selection within both the industrials and consumer discretionary sectors detracted over the period, along with stock selection in financials.
In terms of individual detractors, sentiment around Japanese electronics company Sony Group Corp. was negatively impacted by rising memory input costs and concerns around the impact of AI-driven disintermediation on the durability of its intellectual property within the gaming segment. Broader Japanese equity market weakness driven by rising energy prices linked to the Middle East conflict further weighed on the stock. Sony remains well positioned with its strong portfolio of gaming intellectual property and continued momentum across its gaming, music and imaging & sensors businesses. Tencent Holdings Ltd., the Chinese technology company, reported slightly softer-than-expected results with moderating revenue growth, weighing on the stock at a time when Chinese technology stocks broadly were already under pressure. Heavy ongoing investment in new AI products also weighed on near-term profitability, even as the underlying core business continued to grow. The outlook for Tencent remains constructive as the company is well positioned for AI monetization in China, supported by its large user base, strong ecosystem and ability to integrate AI across its core platforms. Shares of EssilorLuxottica SA, the French eyewear company, saw a reversal of prior gains amid intensifying concerns around competition in smart glasses, including Google’s partnership with Warby Parker and Apple’s pending entry. Although the company’s first quarter results reflected healthy top-line growth supported by AI glasses and continued strength in myopia management, the stock fell sharply following their release as investors questioned the durability of that growth. The company’s limited earnings growth in recent years is a concern that bears monitoring.
The Trust utilized an options overlay strategy in which calls are written on a portion of the portfolio’s holdings. The Trust’s options overlay strategy detracted from relative performance for the reporting period.
The Trust’s practice of maintaining a specified level of monthly distributions did not have a material impact on the Trust’s investment strategy. Based on current estimates, distributions pursuant to the managed distribution policy during the period did not result in a return of capital.
Describe recent portfolio activity.
During the period, the Trust moved to overweight the industrials and energy sectors and shifted to an underweight in materials while increasing its information technology underweight. The Trust trimmed its overweight to financials and consumer discretionary while remaining overweight in both.
Describe portfolio positioning at period end.
At the end of the period, the Trust’s largest sector overweights were to the communication services, industrials and consumer discretionary sectors. Regionally, the majority of the portfolio was listed in Europe, with significant exposure in Europe ex U.K.
As of June 30, 2026, the Trust had in place an option overwriting program whereby 37.5% of the underlying equities were overwritten with call options on individual stocks. These call options were typically written at prices above the prevailing market prices (estimated to be 4.0% out of the money) and for maturities averaging 45.6 days.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Trust Summary

Trust Summary as of June 30, 2026(continued)

BlackRock Enhanced International Dividend Trust (BGY)
Overview of the Trust’s Total Investments

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Taiwan Semiconductor Manufacturing Co. Ltd.	7.7%
SK Hynix, Inc.	3.8
Tencent Holdings Ltd.	3.5
ASM International NV	3.5
Samsung Electronics Co. Ltd.	3.3
Mitsubishi UFJ Financial Group, Inc.	3.1
BAE Systems PLC	3.1
Sony Group Corp.	2.9
AstraZeneca PLC	2.9
Allianz SE	2.7

GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments
United Kingdom	12.3%
Japan	12.2
South Korea	9.1
Taiwan	9.1
France	8.3
Netherlands	7.3
China	6.8
Germany	6.3
Sweden	5.0
Canada	4.1
India	3.5
Spain	3.2
Austria	2.3
Singapore	2.1
Italy	2.0
Thailand	1.8
Finland	1.5
Indonesia	1.4
Mexico	1.4
United States	0.3

(a)	Excludes short-term securities, short investments and options, if any.

2026 BlackRock Semi-Annual Report to Shareholders

Trust Summary as of June 30, 2026

BlackRock Enhanced Large Cap Core Fund, Inc. (CII)
Investment Objective
BlackRock Enhanced Large Cap Core Fund, Inc.’s (CII) (the “Trust”) investment objective is to provide current income and capital appreciation. The Trust seeks to achieve its investment objective by investing in a portfolio of equity securities of U.S. and foreign issuers. The Trust may invest directly in such securities or synthetically through the use of derivatives. The Trust also seeks to achieve its investment objective by employing a strategy of writing (selling) call and put options.
No assurance can be given that the Trust’s investment objective will be achieved.
Trust Information
Symbol on New York Stock Exchange	CII
Initial Offering Date	April 30, 2004
Current Distribution Rate on Closing Market Price as of June 30, 2026 ($26.15)(a)	6.47%
Current Monthly Distribution per Common Share(b)	$0.141000
Current Annualized Distribution per Common Share(b)	$1.692000

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
Market Price and Net Asset Value Per Share Summary
	06/30/26	12/31/25	Change	High	Low
Closing Market Price	$ 26.15	$ 23.37	11.90%	$ 26.15	$ 20.52
Net Asset Value	24.64	22.62	8.93	24.98	20.66
Performance
Returns for the period ended June 30, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Trust at NAV(a)(b)	12.94%	28.48%	13.14%	14.46%
Trust at Market Price(a)(b)	16.01	44.65	15.42	15.80
MSCI USA Call Overwrite Index(c)	7.98	20.67	11.37	N/A
Russell 1000 Index(d)	10.32	22.01	12.66	15.29

(a)
All returns reflect the reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Trust’s use of leverage, if any. The performance tables do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the sale of Trust shares.

(b)	The Trust’s premium to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
An index that incorporates an option overlay component on the MSCI USA Index with a 55% overwrite level. The benchmark commenced on December 31, 2018 and therefore the benchmark does not have 10-year returns.

(d)
An index that measures the performance of the large-cap segment of the U.S. equity market.  It includes approximately 1,000 of the largest U.S. companies based on a combination of their market cap and current index membership. It is a subset of the Russell 3000 Index which is designed to represent approximately 98% of the investable U.S. equity market.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Trust’s relative performance based on NAV:
What factors influenced performance?
The largest contributor to the Trust’s relative performance was security selection in the information technology sector, specifically within the semiconductors & semiconductors equipment industry. Stock selection in industrials also had a positive impact on relative performance, notably within the aerospace & defense industry. Finally, security selection in the consumer discretionary and materials sectors benefited relative return as well.
The largest detractor from relative performance was security selection in the financials sector, specifically within the insurance industry. This was followed by selection in communication services, notably within the diversified telecommunication services industry. Lastly, stock selection in the energy and healthcare sectors weighed on relative performance.
Trust Summary

Trust Summary as of June 30, 2026(continued)

BlackRock Enhanced Large Cap Core Fund, Inc. (CII)
The Trust utilized an options overlay strategy in which calls are written on a portion of the portfolio’s holdings. The Trust’s options overlay strategy detracted from relative performance for the period. The Trust’s practice of maintaining a specified level of monthly distributions did not have a material impact on the Trust’s investment strategy. Based on current estimates, distributions pursuant to the managed distribution policy during the period did not result in a return of capital.
Describe recent portfolio activity.
As the result of a combination of portfolio trading activity and market price changes, the Trust’s allocations to the information technology and industrials sectors increased over the period. Conversely, the Trust’s allocations to the financials and communication services sectors decreased.
Describe portfolio positioning at period end.
At period end, the Trust’s largest absolute allocations were to the information technology, industrials, communication services and financials sectors, while the smallest allocations were to consumer staples, energy, utilities and materials. Relative to the benchmark, the Trust’s most significant overweights were to industrials, information technology and communication services, while the most significant underweights were to consumer staples, financials and real estate.
The Trust had an options overwriting program in place under which 47.2% of the underlying equities were overwritten with call options on individual stocks. These call options were typically written at levels above prevailing market prices (estimated to be 8.3% out of the money) with an average time until expiration of 39 days.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
NVIDIA Corp.	7.3%
Amazon.com, Inc.	6.6
Alphabet, Inc.	5.0
Micron Technology, Inc.	4.4
Microsoft Corp.	4.1
Meta Platforms, Inc.	4.1
Visa, Inc.	3.7
Intel Corp.	3.6
Cardinal Health, Inc.	3.6
Apple, Inc.	3.5

SECTOR ALLOCATION
Sector(b)	Percent of Total Investments(a)
Information Technology	40.1%
Industrials	13.2
Communication Services	10.5
Financials	9.6
Health Care	9.4
Consumer Discretionary	9.2
Materials	2.3
Utilities	2.2
Energy	2.2
Consumer Staples	1.3

(a)	Excludes short-term securities, short investments and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

2026 BlackRock Semi-Annual Report to Shareholders

Trust Summary as of June 30, 2026

BlackRock Health Sciences Term Trust (BMEZ)
Investment Objective
BlackRock Health Sciences Term Trust’s (BMEZ) (the “Trust”) investment objectives are to provide total return and income primarily through long-term capital appreciation. Under normal market conditions, the Trust will invest at least 80% of its total assets in equity securities of companies principally engaged in the health sciences group of industries and equity derivatives with exposure to the health sciences group of industries.
No assurance can be given that the Trust’s investment objectives will be achieved.
Trust Information
Symbol on New York Stock Exchange	BMEZ
Initial Offering Date	January 30, 2020
Current Distribution Rate on Closing Market Price as of June 30, 2026 ($15.35)(a)	8.60%
Current Monthly Distribution per Common Share(b)	$0.110000
Current Annualized Distribution per Common Share(b)	$1.320000

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
Market Price and Net Asset Value Per Share Summary
	06/30/26	12/31/25	Change	High	Low
Closing Market Price	$ 15.35	$ 15.05	1.99%	$ 15.74	$ 13.76
Net Asset Value	17.24	17.10	0.82	17.81	15.49
Performance
Returns for the period ended June 30, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	Since Inception(a)
Trust at NAV(b)(c)	5.39%	24.31%	(1.12)%	6.92%
Trust at Market Price(b)(c)	6.61	18.99	(2.40)	5.00
STOXX Global Breakthrough Healthcare Index (Net)(d)	6.66	26.93	(1.73)	6.06
MSCI ACWI (Net)(e)	11.25	23.67	10.98	13.04

(a)	BMEZ commenced operations on January 30, 2020.
(b)
All returns reflect the reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Trust’s use of leverage, if any. The performance tables do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the sale of Trust shares.

(c)	The Trust’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(d)
An index that comprise of companies from selected countries exposed to a defined set of themes: Ageing Population, Automation & Robotics, Digitalisation, Breakthrough Healthcare.
These companies, or components of their business lines, are positioned to long-term structural trends driving social, economic and environmental change which, in the future, will have a substantial impact on their performance.

(e)	An index that captures large- and mid-cap representation across certain developed and emerging markets.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Trust’s relative performance based on NAV:
What factors influenced performance?
At the industry level, an underweight in medical devices & supplies contributed to relative performance. However, selection in the category detracted.
Among individual holdings, an out-of-benchmark position in the biotechnology firm Revolution Medicines, Inc. was a top contributor to relative performance. The stock rallied on the strength of positive late-stage results for the firm’s experimental pancreatic cancer treatment, which boosted investor confidence in its potential approval and future commercial opportunity. A zero weighting in the life sciences tools & service company Samsung Biologics Co., Ltd. also contributed, as labor unrest raised concerns about potential disruptions to the firm’s operations. The lack of a position in ABL Bio, Inc. was a further contributor. The biotechnology company’s stock lost ground after a major partner slowed the development of a key experimental treatment.
Trust Summary

Trust Summary as of June 30, 2026(continued)

BlackRock Health Sciences Term Trust (BMEZ)
A position in the private biotechnology company Abcuro detracted from relative performance. The company’s value was marked down following disappointing results from a late-stage muscle disease study. An underweight in Guardant Health, Inc. was an additional detractor of note. The stock rallied due to strong growth across its oncology and Shield screening businesses, together with increased revenue guidance. Not holding a position in Twist Bioscience Corp. detracted, as well. The company’s shares traded higher behind record revenues, improving profitability, and a higher full-year sales outlook.
The Trust’s practice of maintaining a speciﬁed level of monthly distributions to shareholders did not have a material impact on the Trust’s investment strategy. Based on current estimates, distributions pursuant to the managed distribution policy during the period resulted in a return of capital. Based on current estimates, distributions pursuant to the managed distribution policy during the period resulted in a return of capital.
Describe recent portfolio activity.
The Trust’s allocations to the pharmaceuticals and biotechnology sub-sectors increased, while its weightings in the medical devices & supplies and providers & services subsectors decreased.
Describe portfolio positioning at period end.
The Trust held 47.4% of net asset value in the biotechnology industry, 25% in pharmaceuticals, 21.3% in medical devices & supplies, and 3.3% in health care providers & services. These industry weightings were the result of bottom-up stock selection.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Moderna, Inc.	3.6%
Johnson & Johnson	3.4
Merck & Co., Inc.	3.0
Biogen, Inc.	2.8
PsiQuantum Corp.	2.6
Gilead Sciences, Inc.	2.5
Edwards Lifesciences Corp.	2.3
Neurocrine Biosciences, Inc.	2.0
Novartis AG	2.0
Amgen, Inc.	1.9

INDUSTRY ALLOCATION
Industry(b)	Percent of Total Investments(a)
Biotechnology	48.4%
Pharmaceuticals	23.6
Life Sciences Tools & Services	13.3
Health Care Equipment & Supplies	8.1
Health Care Providers & Services	4.0
Semiconductors & Semiconductor Equipment	2.6

(a)	Excludes short-term securities, short investments and options, if any.
(b)	For purposes of this report, industry sub-classifications may differ from those utilized by the Trust for compliance purposes.

2026 BlackRock Semi-Annual Report to Shareholders

Trust Summary as of June 30, 2026

BlackRock Health Sciences Trust (BME)
Investment Objective
BlackRock Health Sciences Trust’s (BME) (the “Trust”) investment objectives are to provide total return and income primarily through long-term capital appreciation. The Trust seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its assets in equity securities of companies engaged in the health sciences and related industries and equity derivatives with exposure to the health sciences industry.
No assurance can be given that the Trust’s investment objectives will be achieved.
Trust Information
Symbol on New York Stock Exchange	BME
Initial Offering Date	March 31, 2005
Current Distribution Rate on Closing Market Price as of June 30, 2026 ($42.95)(a)	7.32%
Current Monthly Distribution per Common Share(b)	$0.262100
Current Annualized Distribution per Common Share(b)	$3.145200

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
Market Price and Net Asset Value Per Share Summary
	06/30/26	12/31/25	Change	High	Low
Closing Market Price	$ 42.95	$ 41.13	4.42%	$ 42.95	$ 37.67
Net Asset Value	44.22	43.97	0.57	45.28	39.90
Performance
Returns for the period ended June 30, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Trust at NAV(a)(b)	4.48%	21.74%	5.26%	9.81%
Trust at Market Price(a)(b)	8.48	27.48	4.31	8.94
Russell 3000 Health Care Index(c)	5.09	23.56	5.26	10.25

(a)
All returns reflect the reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Trust’s use of leverage, if any. The performance tables do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the sale of Trust shares.

(b)	The Trust’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
An unmanaged index that features companies involved in medical services or health care in the Russell 3000® Index, which includes the largest 3,000 U.S. companies as determined by total market capitalization.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Trust’s relative performance based on NAV:
What factors influenced performance?
At the industry level, an underweight in medical devices & supplies contributed to relative performance.
At the individual security level, a zero weighting in the animal health company Zoetis, Inc. made a meaningful contribution to relative performance. The company’s first-quarter revenue and adjusted earnings missed expectations, prompting management to lower its full-year 2026 revenue and earnings guidance. An underweight position in the healthcare equipment company Medtronic, Inc. also contributed. The stock struggled as investors remained concerned that competitive pressure and continued investment across key medical-device franchises could limit profit margins and earnings growth despite solid revenue trends. An out-of-benchmark position in Teva Pharmaceutical Industries, Ltd. was a further contributor. The stock performed well as strong results reinforced investor confidence in the company’s transition toward higher-growth innovative medicines, supported by disciplined execution and continued momentum in its key branded products.
An underweight position in Pfizer, Inc.—which reported better-than-expected first-quarter results, strong growth across recently launched and acquired products, and improving pipeline momentum—was the largest detractor. An overweight position in Boston Scientific Corp. also detracted as the company faced headwinds due to a
Trust Summary

Trust Summary as of June 30, 2026(continued)

BlackRock Health Sciences Trust (BME)
disappointing initial 2026 outlook. The company reduced guidance for earnings and sales growth, reflecting softer trends across key franchises. An underweight in Guardant Health, Inc. was an additional detractor of note. The stock rallied due to strong growth across its oncology and Shield screening businesses, as well as increased revenue guidance.
The Trust’s practice of maintaining a speciﬁed level of monthly distributions to shareholders did not have a material impact on the Trust’s investment strategy. Based on current estimates, distributions pursuant to the managed distribution policy during the period did not result in a return of capital.
Describe recent portfolio activity.
The Trust’s allocations to the biotechnology and health care providers & services sub-sectors increased, while its weightings in the pharmaceuticals and medical devices & supplies sub-sectors decreased.
Describe portfolio positioning at period end.
The Trust held 33.9% of net asset value in the pharmaceuticals industry, 30.8% in biotechnology, 23.4% in medical devices & supplies, and 9.9% in health care providers & services. These industry weightings were the result of bottom-up stock selection.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Eli Lilly & Co.	12.9%
Johnson & Johnson	8.1
UnitedHealth Group, Inc.	6.3
Merck & Co., Inc.	5.4
AbbVie, Inc.	5.2
Gilead Sciences, Inc.	3.8
Amgen, Inc.	3.5
Thermo Fisher Scientific, Inc.	3.3
Vertex Pharmaceuticals, Inc.	2.9
Edwards Lifesciences Corp.	2.5

INDUSTRY ALLOCATION
Industry(b)	Percent of Total Investments(a)
Biotechnology	35.0%
Pharmaceuticals	34.0
Health Care Providers & Services	11.5
Health Care Equipment & Supplies	10.5
Life Sciences Tools & Services	9.0

(a)	Excludes short-term securities, short investments and options, if any.
(b)	For purposes of this report, industry sub-classifications may differ from those utilized by the Trust for compliance purposes.

2026 BlackRock Semi-Annual Report to Shareholders

Trust Summary as of June 30, 2026

BlackRock Resources & Commodities Strategy Trust (BCX)
Investment Objective
BlackRock Resources & Commodities Strategy Trust’s (BCX) (the “Trust”) investment objectives are to provide total return and income through a combination of current income and long-term capital appreciation. The Trust will seek to achieve its investment objectives, under normal market conditions, by investing at least 80% of its total assets in equity securities issued by commodity or natural resources companies, derivatives with exposure to commodity or natural resources companies or investments in securities and derivatives linked to the underlying price movement of commodities or natural resources.
No assurance can be given that the Trust’s investment objectives will be achieved.
Trust Information
Symbol on New York Stock Exchange	BCX
Initial Offering Date	March 30, 2011
Current Distribution Rate on Closing Market Price as of June 30, 2026 ($11.31)(a)	7.40%
Current Monthly Distribution per Common Share(b)	$0.069700
Current Annualized Distribution per Common Share(b)	$0.836400

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
Market Price and Net Asset Value Per Share Summary
	06/30/26	12/31/25	Change	High	Low
Closing Market Price	$ 11.31	$ 10.98	3.01%	$ 13.64	$ 10.82
Net Asset Value	12.03	11.54	4.25	13.99	11.53
Performance
Returns for the period ended June 30, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Trust at NAV(a)(b)	7.85%	26.47%	11.23%	10.07%
Trust at Market Price(a)(b)	6.56	28.98	10.97	11.42
S&P Global Natural Resources Index (Net)(c)	9.39	27.66	8.66	9.69

(a)
All returns reflect the reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Trust’s use of leverage, if any. The performance tables do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the sale of Trust shares.

(b)	The Trust’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
An index that includes approximately 90 of the largest publicly-traded companies in the natural resources and commodities businesses that meet specific investability requirements across three primary commodity-related sectors: agribusiness, energy, and metals and mining.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Trust’s absolute performance based on NAV:
What factors influenced performance?
The Trust’s overweight positions in the oil services and distribution sub-sectors in energy contributed to performance, as did an underweight in the agriculture sector.
A zero weighting in the Indian refining conglomerate Reliance Industries Ltd., which fell sharply amid uncertainty about U.S. tariffs and weakness in its consumer businesses, was a key contributor to relative performance. The lack of a position in the Swedish forestry company Svenska Cellulosa Aktiebolaget also helped results, as the stock lagged due to weaker prices for pulp and wood products. Overweights in the internationally-focused oilfield services companies Subsea 7 SA and TechnipFMC PLC, both of which benefited from resilient activity levels and favorable pricing trends, were additional contributors of note.
A zero weighting in the diversified miner BHP Group Ltd. hurt relative performance, as resilient first-quarter earnings and the company’s copper-linked growth profile supported its shares. An underweight in the copper producer Freeport McMoRan Inc. detracted, as well. Overweight positions in Wheaton Precious Metals Corp. and Barrick Mining Corp. were additional detractors. Although the companies continued to exhibit strong fundamentals, their stocks were pressured by a downturn in gold and silver prices.
Trust Summary

Trust Summary as of June 30, 2026(continued)

BlackRock Resources & Commodities Strategy Trust (BCX)
The Trust’s practice of maintaining a speciﬁed level of monthly distributions to shareholders did not have a material impact on the Trust’s investment strategy. Based on current estimates, distributions pursuant to the managed distribution policy during the period resulted in a return of capital.
Describe recent portfolio activity.
The Trust increased its allocations to the energy and agriculture sectors, and it reduced its weighting in the mining sector.
New purchases included a global gold miner, a U.S. copper producer, a precious metals royalty company, and a U.S. oil and gas producer. Sales included a Canadian gold producer, a North American construction materials company, and a diversified mining company.
Describe portfolio positioning at period end.
The portfolio had weightings of 40.3% in the mining sector, 33.5% in energy, and 23.8% in agriculture. The remaining 2.4% was held in cash.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Shell PLC	8.0%
Exxon Mobil Corp.	7.6
Wheaton Precious Metals Corp.	5.6
Chevron Corp.	5.4
Glencore PLC	4.6
Nutrien Ltd.	4.6
Anglo American PLC	4.5
Corteva, Inc.	4.3
Suncor Energy, Inc.	3.6
Barrick Mining Corp.	3.4

INDUSTRY ALLOCATION
Industry(b)	Percent of Total Investments(a)
Metals & Mining	36.9%
Oil, Gas & Consumable Fuels	30.6
Chemicals	13.8
Containers & Packaging	4.9
Food Products	3.6
Construction Materials	3.0
Energy Equipment & Services	2.9
Machinery	2.5
Paper & Forest Products	1.8

(a)	Excludes short-term securities, short investments and options, if any.
(b)	For purposes of this report, industry sub-classifications may differ from those utilized by the Trust for compliance purposes.

2026 BlackRock Semi-Annual Report to Shareholders

Trust Summary as of June 30, 2026

BlackRock Science and Technology Term Trust (BSTZ)
Investment Objective
BlackRock Science and Technology Term Trust’s (BSTZ) (the “Trust”) investment objectives are to provide total return and income primarily through long-term capital appreciation. Under normal market conditions, the Trust will invest at least 80% of its total assets in equity securities issued by U.S. and non-U.S. science and technology companies in any market capitalization range, selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology.
No assurance can be given that the Trust’s investment objectives will be achieved.
Trust Information
Symbol on New York Stock Exchange	BSTZ
Initial Offering Date	June 27, 2019
Current Distribution Rate on Closing Market Price as of June 30, 2026 ($30.03)(a)	6.49%
Current Monthly Distribution per Common Share(b)	$0.162500
Current Annualized Distribution per Common Share(b)	$1.950000

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
Market Price and Net Asset Value Per Share Summary
	06/30/26	12/31/25	Change	High	Low
Closing Market Price	$ 30.03	$ 22.61	32.82%	$ 31.68	$ 21.06
Net Asset Value	34.80	24.98	39.31	34.80	23.62
Performance
Returns for the period ended June 30, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	Since Inception(a)
Trust at NAV(b)(c)(d)	44.70%	73.10%	6.79%	18.57%
Trust at Market Price(b)(c)	37.96	60.62	4.31	16.10
MSCI ACWI SMID Growth/Information Technology Index (Net)(e)	54.26	67.16	14.81	19.90
MSCI ACWI (Net)(f)	11.25	23.67	10.98	13.35

(a)	BSTZ commenced operations on June 27, 2019.
(b)
All returns reflect the reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Trust’s use of leverage, if any. The performance tables do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the sale of Trust shares.

(c)	The Trust’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(d)
For financial reporting purposes, the market value of certain investments were adjusted as of report date. Accordingly, the NAV per share and total return performance based on NAV presented herein are different than the information previously published as of June 30, 2026.

(e)	An index that tracks the performance of mid- and small-cap companies within the Information Technology sector, exhibiting growth characteristics, across both developed and emerging markets.
(f)	An index that captures large- and mid-cap representation across certain developed and emerging markets.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Trust’s relative performance based on NAV:
What factors influenced performance?
At the sector level, security selection in the software sub-sector was the largest contributor to relative performance. Selection in semiconductors detracted from results, as did allocation decisions in the internet and hardware industries.
Trust Summary

Trust Summary as of June 30, 2026(continued)

BlackRock Science and Technology Term Trust (BSTZ)
An out-of-benchmark position in Micron Technology Corp. was among the largest contributors to relative performance. The stock benefited from the accelerating AI memory cycle, with record earnings and revenues. An out-of-benchmark private position in SambaNova also contributed. The value of the specialized AI compute hardware company was marked higher as investor interest in alternatives to incumbent GPU platforms accelerated. An out-of-benchmark private position in Anthropic was an additional contributor. The AI safety and research company was marked higher, supported by rapid revenue growth across its Claude model family, expanding enterprise adoption, and new primary funding rounds that materially increased the company’s valuation.
An underweight in SanDisk Corp. was the largest detractor from relative performance. The flash-memory storage company’s stock surged during the first half of 2026, as a supply-and-demand imbalance led to rising memory prices and fueled gains for the related stocks. An overweight in the private company Databricks also detracted. The unified data and AI platform company’s marked value was largely stable as investors concentrated on near-term public beneficiaries of the AI capex cycle over long-duration private data platform holdings. As a result, the position lagged in relation to the strong showing for the index. An overweight in NVIDIA Corp. was an additional detractor amid the rally in stocks benefiting from the constrained parts of the AI supply chain, such as memory.
The Trust’s practice of maintaining a specified level of monthly distributions did not have a material impact on the Trust’s investment strategy. Based on current estimates, distributions pursuant to the managed distribution policy during the period did not result in a return of capital.
Describe recent portfolio activity.
The Trust meaningfully increased its allocation to the information technology sector, with a focus on semiconductor, hardware, and software stocks tied to the AI infrastructure buildout. At the same time, it reduced its weightings in the financials and consumer discretionary sectors, as well as in Europe. The shifts reflected a more concentrated focus on beneficiaries of accelerating AI compute and demand for memory and the enabling technologies, where surging workloads and constrained capacity continued to create opportunities in select public and private holdings.
Describe portfolio positioning at period end.
The Trust held 43% of net asset value in the semiconductor industry, 23% in software, 22% in hardware, 2% in internet, and 4% in IT services. These industry weightings were the result of bottom-up stock selection.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Databricks, Inc.	7.8%
Micron Technology, Inc.	4.5
Lumentum Holdings, Inc.	4.0
Anthropic PBC	3.8
PsiQuantum Corp.	3.7
NVIDIA Corp.	3.7
SambaNova Systems, Inc.	3.3
Space Exploration Technologies Corp.	3.1
Elite Material Co. Ltd.	3.0
Tower Semiconductor Ltd.	3.0

INDUSTRY ALLOCATION
Industry(b)	Percent of Total Investments(a)
Semiconductors & Semiconductor Equipment	41.3%
Software	20.8
Electronic Equipment, Instruments & Components	11.5
Communications Equipment	4.8
Technology Hardware, Storage & Peripherals	4.6
IT Services	3.5
Diversified Telecommunication Services	3.1
Electrical Equipment	2.4
Consumer Staples Distribution & Retail	2.0
Interactive Media & Services	1.4
Financial Services	1.0
Other*	3.6

(a)	Excludes short-term securities, short investments and options, if any.
(b)	For purposes of this report, industry sub-classifications may differ from those utilized by the Trust for compliance purposes.
*	Includes one or more investment categories that individually represents less than 1.0% of the Trust’s total investments. Please refer to the Consolidated Schedule of Investments for details.

2026 BlackRock Semi-Annual Report to Shareholders

Trust Summary as of June 30, 2026

BlackRock Science and Technology Trust (BST)
Investment Objective
BlackRock Science and Technology Trust’s (BST) (the “Trust”) investment objectives are to provide total return and income primarily through long-term capital appreciation. Under normal market conditions, the Trust will invest at least 80% of its total assets in equity securities issued by U.S. and non-U.S. science and technology companies in any market capitalization range, selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology (high growth science and technology stocks), and/or potential to generate current income from advantageous dividend yields (cyclical science and technology stocks).
No assurance can be given that the Trust’s investment objectives will be achieved.
Trust Information
Symbol on New York Stock Exchange	BST
Initial Offering Date	October 30, 2014
Current Distribution Rate on Closing Market Price as of June 30, 2026 ($50.71)(a)	5.92%
Current Monthly Distribution per Common Share(b)	$0.250000
Current Annualized Distribution per Common Share(b)	$3.000000

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
Market Price and Net Asset Value Per Share Summary
	06/30/26	12/31/25	Change	High	Low
Closing Market Price	$ 50.71	$ 40.54	25.09%	$ 50.71	$ 35.12
Net Asset Value	54.57	42.62	28.04	54.57	38.07
Performance
Returns for the period ended June 30, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Trust at NAV(a)(b)(c)	32.55%	48.44%	9.05%	20.38%
Trust at Market Price(a)(b)	29.49	46.83	6.12	21.05
MSCI ACWI Information Technology 10/40 (2013) Index (Net)(d)	40.32	63.46	21.85	25.49
MSCI ACWI Information Technology Index (Net)(e)	29.73	50.50	20.52	24.84

(a)
All returns reflect the reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Trust’s use of leverage, if any. The performance tables do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the sale of Trust shares.

(b)	The Trust’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
For financial reporting purposes, the market value of certain investments were adjusted as of report date. Accordingly, the NAV per share and total return performance based on NAV presented herein are different than the information previously published as of June 30, 2026.

(d)
An index that includes large and mid-cap securities across certain developed and emerging markets countries. All securities in the index are classified in the Information Technology as per the Global Industry Classification Standard such that the weight of any single group entity is constrained at 10% of a fund’s total assets and the sum of the weights of all group entities representing more than 5% of the fund at 40% of the fund’s total assets.

(e)
An index that includes large- and mid-cap securities across certain Developed Markets countries and certain Emerging Markets countries. All securities in the index are classified in the
Information Technology sector as per the Global Industry Classification Standard.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Trust’s relative performance based on NAV:
What factors influenced performance?
At the sector level, an overweight allocation and stock selection in software contributed to relative performance. On the other hand, an underweight and selection in the semiconductor industry detracted.
Trust Summary

Trust Summary as of June 30, 2026(continued)

BlackRock Science and Technology Trust (BST)
At the individual security level, an out-of-benchmark position in Anthropic was a key contributor following the company’s $65 billion Series H fundraise at a $965 billion valuation, supported by continued enterprise adoption of Claude, rising revenues, expanded compute capacity, and strategic infrastructure partnerships with major cloud and memory suppliers. An underweight in Microsoft Corp., which lagged higher-beta AI infrastructure beneficiaries, also helped results. In addition, investors were focused on the near-term cost of the company’s AI investments. An overweight in Lam Research Corp. contributed due to stronger expectations for AI-related demand for wafer fabrication equipment, together with better-than-expected earnings and improved guidance.
An underweight in Micron Technology Corp. was a notable detractor. The stock benefited from the accelerating AI memory cycle, with record earnings and revenues. An underweight in Samsung Technology Corp., which rallied on expectations for rising demand stemming from the growth of AI, also detracted. An underweight in Applied Materials, Inc. was an additional detractor of note.
The Trust’s practice of maintaining a speciﬁed level of monthly distributions to shareholders did not have a material impact on the Trust’s investment strategy. Based on current estimates, distributions pursuant to the managed distribution policy during the period did not result in a return of capital.
Describe recent portfolio activity.
The Trust increased its allocations to semiconductor, hardware, and software stocks tied to the AI infrastructure buildout, while reducing its weightings in the internet, services, and software industries. The shifts reflect a more concentrated focus on beneficiaries of accelerating AI compute and demand for memory and the enabling technologies, where the investment adviser believes surging workloads and constrained capacity continued to create opportunities in select public and private holdings.
Describe portfolio positioning at period end.
The Trust held 48% of net asset value in semiconductors, 20% in software, 6% in internet, 5% in infrastructure & space, and 3% in services. These industry weightings were the result of bottom-up stock selection.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
NVIDIA Corp.	7.0%
Broadcom, Inc.	5.9
SK Hynix, Inc.	5.3
Lam Research Corp.	5.0
Anthropic PBC	4.9
Apple, Inc.	4.4
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4
Anduril Industries, Inc.	3.4
Alphabet, Inc.	3.2
Space Exploration Technologies Corp.	3.1

INDUSTRY ALLOCATION
Industry(b)	Percent of Total Investments(a)
Semiconductors & Semiconductor Equipment	43.7%
Software	20.4
Technology Hardware, Storage & Peripherals	10.3
Aerospace & Defense	3.9
Interactive Media & Services	3.6
Electronic Equipment, Instruments & Components	3.5
Diversified Telecommunication Services	3.2
Communications Equipment	2.8
Broadline Retail	1.3
Financial Services	1.3
Electrical Equipment	1.1
IT Services	1.1
Automobiles	1.1
Consumer Staples Distribution & Retail	1.0
Other*	1.7

(a)	Excludes short-term securities, short investments and options, if any.
(b)	For purposes of this report, industry sub-classifications may differ from those utilized by the Trust for compliance purposes.
*	Includes one or more investment categories that individually represents less than 1.0% of the Trust’s total investments. Please refer to the Consolidated Schedule of Investments for details.

2026 BlackRock Semi-Annual Report to Shareholders

Trust Summary as of June 30, 2026

BlackRock Technology and Private Equity Term Trust (BTX)
Investment Objective
BlackRock Technology and Private Equity Term Trust’s (BTX) (the “Trust”) investment objectives are to provide total return and income primarily through long-term capital appreciation. The Trust will invest, under normal market conditions, at least 80% of its total assets in a combination of equity securities issued by U.S. and non-U.S. technology and privately held companies.
No assurance can be given that the Trust’s investment objectives will be achieved.
Trust Information
Symbol on New York Stock Exchange	BTX
Initial Offering Date	March 29, 2021
Current Distribution Rate on Closing Market Price as of June 30, 2026 ($9.03)(a)	6.98%
Current Monthly Distribution per Common Share(b)	$0.052500
Current Annualized Distribution per Common Share(b)	$0.630000

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
Market Price and Net Asset Value Per Share Summary
	06/30/26	12/31/25	Change	High	Low
Closing Market Price	$ 9.03	$ 6.59	37.03%	$ 9.42	$ 6.23
Net Asset Value	10.69	7.84	36.35	10.69	7.41
Performance
Returns for the period ended June 30, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	Since Inception(a)
Trust at NAV(b)(c)(d)	42.11%	56.34%	(1.80)%	(1.84)%
Trust at Market Price(b)(c)	42.81	35.67	(5.57)	(4.94)
MSCI ACWI SMID Growth/Information Technology Index (Net)(e)	54.26	67.16	14.81	16.52
MSCI ACWI (Net)	11.25	23.67	10.98	11.97
MSCI ACWI SMID Growth/Information Technology Index	54.34	67.32	14.95	16.65

(a)	BTX commenced operations on March 29, 2021.
(b)
All returns reflect the reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Trust’s use of leverage, if any. The performance tables do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the sale of Trust shares.

(c)	The Trust’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(d)
For financial reporting purposes, the market value of certain investments were adjusted as of report date. Accordingly, the NAV per share and total return performance based on NAV presented herein are different than the information previously published as of June 30, 2026.

(e)	An index that tracks the performance of mid- and small-cap companies within the Information Technology sector, exhibiting growth characteristics, across both developed and emerging markets.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Trust’s relative performance based on NAV:
What factors influenced performance?
At the sector level, security selection in software and an underweight in the services sub-sector were the largest contributors to relative performance. The benefit was partially offset by selection in semiconductors and an overweight in the internet sub-sector.
Trust Summary

Trust Summary as of June 30, 2026(continued)

BlackRock Technology and Private Equity Term Trust (BTX)
An out-of-benchmark position in Lumentum Holdings, Inc. was the largest contributor to relative performance. The optical and photonics specialist rallied as strong results and upbeat guidance reinforced its role as a critical enabler of AI data-center connectivity. An out-of-benchmark private position in Anthropic was an additional contributor. The AI safety and research company was marked higher, supported by rapid revenue growth across its Claude model family, expanding enterprise adoption, and new primary funding rounds that materially increased the company’s valuation. An out-of-benchmark position in Micron Technology Corp. contributed, as well. The stock benefited from the accelerating AI memory cycle, with record earnings and revenues.
An underweight in SanDisk Corp. was the largest detractor from relative performance. The flash-memory storage company’s stock surged during the first half of 2026, as a supply-and-demand imbalance led to rising memory prices and fueled gains for the related stocks. An overweight in the private company PsiQuantum also detracted. The quantum computing company’s marked value was largely stable as investors concentrated on near-term public beneficiaries of the AI capex cycle over long-duration private data platform holdings. As a result, the position lagged in relation to the strong showing for the index. An overweight in NVIDIA Corp. was an additional detractor amid the rally in stocks benefiting from the constrained parts of the AI supply chain, such as memory.
The Trust’s practice of maintaining a specified level of monthly distributions did not have a material impact on the Trust’s investment strategy. Based on current estimates, distributions pursuant to the managed distribution policy during the period resulted in a return of capital.
Describe recent portfolio activity.
The Trust increased its allocation to the information technology sector, with a focus on the semiconductors, software, and infrastructure/space stocks tied to the AI infrastructure buildout. At the same time, it reduced its weightings in the financials and consumer discretionary sectors, Europe, and the hardware industry. The shifts reflected a more concentrated focus on beneficiaries of accelerating AI compute and demand for memory and the enabling technologies, where surging workloads and constrained capacity continued to create opportunities in select public and private holdings.
Describe portfolio positioning at period end.
The Trust held 42% of net asset value in semiconductors, 23% in software, 24% in hardware, 3% in internet, and 2% in IT services. These industry weightings were the result of bottom-up stock selection.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
PsiQuantum Corp.	5.9%
Anthropic PBC	5.7
Micron Technology, Inc.	4.6
Lumentum Holdings, Inc.	4.1
NVIDIA Corp.	3.8
Elite Material Co. Ltd.	3.5
Space Exploration Technologies Corp.	3.1
Tower Semiconductor Ltd.	3.1
Deepgram, Inc.	2.7
Credo Technology Group Holding Ltd.	2.7

INDUSTRY ALLOCATION
Industry(b)	Percent of Total Investments(a)
Semiconductors & Semiconductor Equipment	39.7%
Software	21.3
Electronic Equipment, Instruments & Components	12.5
Communications Equipment	4.8
Technology Hardware, Storage & Peripherals	4.7
IT Services	4.0
Diversified Telecommunication Services	3.7
Electrical Equipment	2.5
Aerospace & Defense	1.2
Entertainment	1.2
Other*	4.4

(a)	Excludes short-term securities, short investments and options, if any.
(b)	For purposes of this report, industry sub-classifications may differ from those utilized by the Trust for compliance purposes.
*	Includes one or more investment categories that individually represents less than 1.0% of the Trust’s total investments. Please refer to the Schedule of Investments for details.

2026 BlackRock Semi-Annual Report to Shareholders

Trust Summary as of June 30, 2026

BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)
Investment Objective
BlackRock Utilities, Infrastructure & Power Opportunities Trust’s (BUI) (the “Trust”) investment objectives are to provide total return and income through a combination of current income and long-term capital appreciation. The Trust seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its total assets in equity securities issued by companies that are engaged in the utilities, infrastructure and power opportunities business segments anywhere in the world. The Trust may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Trust’s investment objectives will be achieved.
Trust Information
Symbol on New York Stock Exchange	BUI
Initial Offering Date	November 25, 2011
Current Distribution Rate on Closing Market Price as of June 30, 2026 ($29.01)(a)	5.63%
Current Monthly Distribution per Common Share(b)	$0.136000
Current Annualized Distribution per Common Share(b)	$1.632000

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)
The monthly distribution per Common Share, declared on June 5, 2026, was increased to $0.154000 per share. The current distribution rate on closing market price, current monthly distribution per Common Share, and current annualized distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future. A portion of the distribution may be deemed a return of capital or net realized gain.

Market Price and Net Asset Value Per Share Summary
	06/30/26	12/31/25	Change	High	Low
Closing Market Price	$ 29.01	$ 25.69	12.92%	$ 30.62	$ 25.69
Net Asset Value	27.94	24.56	13.76	28.43	24.56
Performance
Returns for the period ended June 30, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Trust at NAV(a)(b)	17.18%	24.08%	10.04%	10.43%
Trust at Market Price(a)(b)	16.31	24.83	10.10	11.22
FTSE Developed Core Infrastructure 50/50 Index (Net)(c)	11.03	15.70	7.70	7.31
MSCI ACWI (Net)(d)	11.25	23.67	10.98	12.78

(a)
All returns reflect the reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Trust’s use of leverage, if any. The performance tables do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the sale of Trust shares.

(b)	The Trust’s premium to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
An index that gives participants an industry-defined interpretation of infrastructure and adjust the exposure to certain infrastructure sub-sectors. The sectors involved are across Utilities,
Transportation and a mix of other sectors including pipelines, satellites, and telecommunication towers.

(d)	An index that captures large- and mid-cap representation across certain developed and emerging markets.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Trust’s relative performance based on NAV:
What factors influenced performance?
The Trust’s out-of-benchmark position the American space, telecommunications, and artificial intelligence company Space Exploration Technologies Corp. (SpaceX) was a top contributor to performance. The Trust participated in the company’s initial public offering, and the stock finished the period well above the issue price. An out-of-benchmark holding in the power cable supplier Prysmian SpA also contributed, as increased demand for medium- and high-voltage power cables from data center and power grid investment boosted the company’s earnings outlook. An out-of-benchmark position in the solar technology company Nextpower, Inc., which reported better-than-expected earnings and boosted its guidance, was an additional contributor of note.
Trust Summary

Trust Summary as of June 30, 2026(continued)

BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)
A zero weighting in the U.S. railroad operator CSX Corp. detracted from performance. The stock was supported by stronger-than-expected earnings and higher freight volumes. The lack of a position in the satellite communications company Viasat, Inc., which benefited from defense contract wins and progress on its ViaSat-3 satellite program, was an additional detractor. An out-of-benchmark holding in the U.S. solar panel manufacturer First Solar, Inc. detracted, as well.
The Trust’s practice of maintaining a specified level of monthly distributions to shareholders did not have a material impact on the Trust’s investment strategy. Based on current estimates, distributions pursuant to the managed distribution policy during the period did not result in a return of capital.
Describe recent portfolio activity.
The Trust’s new purchases included companies in the space and satellite, nuclear energy, battery technology, and European renewable power generation industries. The Trust exited positions in select North American energy infrastructure companies and a European integrated utility.
The Trust successfully completed a rights offering in April 2026, raising approximately $65 million. The offer was undersubscribed and the full amount of shares subscribed was allocated.  BlackRock, not the Trust, covered all expenses of the offering and structured the offering to limit NAV dilution to $(0.10) or (0.36)% of NAV.
Describe portfolio positioning at period end.
At the end of the period, 53.0% of the portfolio was invested in the utilities sector, with 23.0% in industrials and 13.8% in energy. The remainder was invested in other infrastructure- and power-related sectors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
NextEra Energy, Inc.	6.3%
Williams Cos., Inc.	4.3
Union Pacific Corp.	4.2
Duke Energy Corp.	4.0
Southern Co.	4.0
National Grid PLC	4.0
TC Energy Corp.	3.6
American Electric Power Co., Inc.	3.5
Targa Resources Corp.	3.3
Aena SME SA	3.2

INDUSTRY ALLOCATION
Industry(b)	Percent of Total Investments(a)
Electric Utilities	33.6%
Multi-Utilities	16.2
Oil, Gas & Consumable Fuels	14.1
Electrical Equipment	8.1
Ground Transportation	6.2
Independent Power and Renewable Electricity Producers	4.4
Chemicals	3.3
Transportation Infrastructure	3.2
Diversified Telecommunication Services	3.1
Construction & Engineering	2.7
Building Products	2.0
Media	1.1
Other*	2.0

(a)	Excludes short-term securities, short investments and options, if any.
(b)	For purposes of this report, industry sub-classifications may differ from those utilized by the Trust for compliance purposes.
*	Includes one or more investment categories that individually represents less than 1.0% of the Trust’s total investments. Please refer to the Schedule of Investments for details.

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
June 30, 2026
BlackRock Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Chemicals — 1.8%
Air Liquide SA	19,246	$ 3,811,226
Linde PLC	6,947	3,605,076
		7,416,302
Energy Equipment & Services — 6.2%
Aker Solutions ASA	488,838	2,194,365
Liberty Energy, Inc., Class A	88,803	2,325,750
SBM Offshore NV	130,084	4,497,117
Subsea 7 SA	171,745	5,864,506
TechnipFMC PLC	115,063	7,628,677
Tecnicas Reunidas SA(a)	97,405	3,219,441
		25,729,856
Oil, Gas & Consumable Fuels — 90.8%
Cameco Corp.	66,013	6,728,602
Canadian Natural Resources Ltd.	380,837	15,069,679
Cheniere Energy, Inc.	65,607	15,680,729
Chevron Corp.	273,139	45,275,521
ConocoPhillips	168,954	17,564,458
EQT Corp.	91,702	4,875,795
Exxon Mobil Corp.	569,227	77,824,715
Gazprom PJSC(a)(b)	879,200	112
Gaztransport Et Technigaz SA	26,588	5,634,629
Kinder Morgan, Inc.	243,261	7,777,054
Kosmos Energy Ltd.(a)	837,902	1,767,973
Marathon Petroleum Corp.	54,930	14,043,953
Permian Resources Corp., Class A	410,334	7,554,249
Repsol SA	306,660	7,661,779
Shell PLC, ADR	510,782	39,606,036
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Suncor Energy, Inc.	253,014	$ 13,611,823
Targa Resources Corp.	68,989	18,498,711
TC Energy Corp.	210,138	13,915,855
TotalEnergies SE	352,581	27,263,491
Valero Energy Corp.	74,046	19,284,540
Williams Cos., Inc.	261,491	19,439,241
		379,078,945
Total Long-Term Investments — 98.8% (Cost: $241,771,795)		412,225,103
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.54%(c)(d)	6,285,759	6,285,759
Total Short-Term Securities — 1.5% (Cost: $6,285,759)		6,285,759
Total Investments — 100.3% (Cost: $248,057,554)		418,510,862
Liabilities in Excess of Other Assets — (0.3)%		(1,089,894)
Net Assets — 100.0%		$ 417,420,968

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Trust.
(d)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 5,573,590	$ 712,169 (a)	$ —	$ —	$ —	$ 6,285,759	6,285,759	$ 85,108	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$ 3,605,076	$ 3,811,226	$ —	$ 7,416,302
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Energy and Resources Trust (BGR)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Energy Equipment & Services	$ 15,818,933	$ 9,910,923	$ —	$ 25,729,856
Oil, Gas & Consumable Fuels	338,518,934	40,559,899	112	379,078,945
Short-Term Securities
Money Market Funds	6,285,759	—	—	6,285,759
	$364,228,702	$54,282,048	$112	$418,510,862
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)
June 30, 2026
BlackRock Enhanced Equity Dividend Trust (BDJ)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.1%
Airbus SE	32,124	$ 7,147,322
Boeing Co.(a)(b)	149,227	32,303,169
Honeywell Aerospace, Inc.(b)	66,474	14,696,072
L3Harris Technologies, Inc.(a)	53,495	15,545,112
Lockheed Martin Corp.	9,380	4,778,735
		74,470,410
Air Freight & Logistics — 2.0%
FedEx Corp.	113,836	35,645,467
Banks — 8.9%
Bank of America Corp.	286,378	16,317,819
Citigroup, Inc.(a)	371,516	51,997,379
Citizens Financial Group, Inc.	144,602	10,132,262
First Citizens BancShares, Inc., Class A(a)	9,885	20,568,609
JPMorgan Chase & Co.(a)	61,824	20,236,850
Wells Fargo & Co.(a)	510,558	42,192,513
		161,445,432
Beverages — 2.0%
Keurig Dr. Pepper, Inc.	860,792	28,173,722
PepsiCo, Inc.	54,346	7,358,449
		35,532,171
Broadline Retail — 6.5%
Amazon.com, Inc.(a)(b)(c)	489,183	116,591,876
Building Products — 0.8%
Fortune Brands Innovations, Inc.	254,639	13,979,681
Capital Markets — 3.2%
Carlyle Group, Inc.	170,792	7,192,051
Charles Schwab Corp.	255,463	23,571,571
Intercontinental Exchange, Inc.(a)	214,175	26,367,084
		57,130,706
Chemicals — 2.6%
Air Products and Chemicals, Inc.(a)	31,107	9,119,951
International Flavors & Fragrances, Inc.	162,435	12,868,100
PPG Industries, Inc.	209,048	25,355,432
		47,343,483
Commercial Services & Supplies — 1.2%
Rentokil Initial PLC	3,832,281	21,794,056
Communications Equipment — 0.4%
Cisco Systems, Inc.	66,128	7,767,395
Consumer Finance — 0.6%
Capital One Financial Corp.	50,935	10,218,580
Consumer Staples Distribution & Retail — 1.5%
Costco Wholesale Corp.	4,700	4,396,709
Dollar General Corp.	154,258	17,756,638
Walmart, Inc.	37,850	4,286,891
		26,440,238
Containers & Packaging — 1.5%
Crown Holdings, Inc.	242,612	27,128,874
Security	Shares	Value
Diversified Telecommunication Services — 0.8%
Comcast Corp., Class A	294,564	$ 7,231,546
Verizon Communications, Inc.	176,424	7,469,792
		14,701,338
Electric Utilities — 2.9%
American Electric Power Co., Inc.	183,070	25,045,807
Evergy, Inc.(c)	315,514	27,269,875
		52,315,682
Electronic Equipment, Instruments & Components — 0.9%
CDW Corp./DE	116,972	16,450,942
Entertainment — 1.3%
Walt Disney Co.	251,483	24,205,239
Financial Services — 1.0%
AP Arsenal Co-Invest LP(b)(d)	15,854,704	18,550,004
Ground Transportation — 0.7%
CSX Corp.	82,690	3,930,256
Knight-Swift Transportation Holdings, Inc.	58,800	4,578,756
Union Pacific Corp.	16,960	4,613,120
		13,122,132
Health Care Equipment & Supplies — 2.9%
Baxter International, Inc.(a)(c)	1,736,322	37,018,385
Medtronic PLC	205,706	16,092,380
		53,110,765
Health Care Providers & Services(a) — 7.0%
Cardinal Health, Inc.	72,888	17,315,273
CVS Health Corp.	638,605	66,063,687
UnitedHealth Group, Inc.(c)	103,110	42,855,610
		126,234,570
Health Care REITs — 0.5%
Healthcare Realty Trust, Inc., Class A	475,949	9,599,891
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	181,636	4,306,590
Hotels, Restaurants & Leisure — 1.3%
Restaurant Brands International, Inc.	326,048	23,641,740
Household Products — 1.0%
Procter & Gamble Co.	117,560	17,238,998
Industrial Conglomerates — 0.4%
Honeywell International, Inc.	28,780	6,443,730
Industrial REITs — 1.1%
Rexford Industrial Realty, Inc.	366,048	12,262,608
STAG Industrial, Inc.	200,763	7,641,040
		19,903,648
Insurance — 2.6%
Arthur J Gallagher & Co.	77,617	17,818,535
Chubb Ltd.	60,220	20,519,363
Fidelity National Financial, Inc., Class A	180,379	8,506,673
		46,844,571
Interactive Media & Services — 1.9%
Meta Platforms, Inc., Class A(a)(c)	60,868	34,286,336
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Enhanced Equity Dividend Trust (BDJ)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Leisure Products — 1.0%
Hasbro, Inc.	216,996	$ 17,921,700
Life Sciences Tools & Services — 1.0%
Danaher Corp.	91,830	17,491,778
Machinery — 1.3%
Caterpillar, Inc.	7,178	7,643,852
PACCAR, Inc.	139,410	16,745,929
		24,389,781
Metals & Mining — 0.5%
Barrick Mining Corp.	166,150	6,102,689
Freeport-McMoRan, Inc.	48,758	3,066,391
		9,169,080
Multi-Utilities — 1.7%
DTE Energy Co.	196,488	29,938,877
Oil, Gas & Consumable Fuels — 5.6%
BP PLC	2,725,449	16,798,958
Chevron Corp.	178,153	29,530,642
Enterprise Products Partners LP(a)	368,255	13,537,054
EQT Corp.	280,572	14,918,013
Formentera Partners Fund II LP(b)(d)(e)	— (f)	15,027,598
Marathon Petroleum Corp.	46,181	11,807,096
		101,619,361
Pharmaceuticals — 4.5%
Johnson & Johnson	165,749	42,095,274
Merck & Co., Inc.	311,816	40,068,356
		82,163,630
Residential REITs — 1.1%
AvalonBay Communities, Inc.	60,810	11,474,239
Sun Communities, Inc.	73,505	8,813,984
		20,288,223
Semiconductors & Semiconductor Equipment — 2.9%
Applied Materials, Inc.	11,720	8,473,560
Intel Corp.(b)	188,441	26,312,017
QUALCOMM, Inc.	21,850	4,037,661
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	9,862	4,709,795
Texas Instruments, Inc.	28,236	8,416,305
		51,949,338
Software — 5.7%
Microsoft Corp.(a)(c)	274,573	102,421,220
Specialty Retail — 1.8%
Home Depot, Inc.(a)(c)	91,025	32,102,697
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc.	286,540	$ 82,913,214
Hewlett Packard Enterprise Co.	417,988	18,855,439
Western Digital Corp.(a)	15,267	9,751,338
		111,519,991
Textiles, Apparel & Luxury Goods — 0.5%
LVMH Moet Hennessy Louis Vuitton SE	15,650	8,655,391
Tobacco — 2.4%
British American Tobacco PLC, ADR	695,576	42,958,774
Trading Companies & Distributors — 1.4%
WESCO International, Inc.(a)	73,960	25,548,003
Total Long-Term Investments — 99.4% (Cost: $1,488,911,315)		1,794,582,389
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.54%(g)(h)	30,163,600	30,163,600
Total Short-Term Securities — 1.7% (Cost: $30,163,600)		30,163,600
Total Investments Before Options Written — 101.1% (Cost: $1,519,074,915)		1,824,745,989
Options Written — (1.3)% (Premiums Received: $(18,128,725))		(22,914,657)
Total Investments, Net of Options Written — 99.8% (Cost: $1,500,946,190)		1,801,831,332
Other Assets Less Liabilities — 0.2%		3,790,070
Net Assets — 100.0%		$ 1,805,621,402

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(f)	Investment does not issue shares.
(g)	Affiliate of the Trust.
(h)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Enhanced Equity Dividend Trust (BDJ)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 2,126,170	$ —	$ (2,126,170)(b)	$ —	$ —	$ —	—	$ 324 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	40,055,693	—	(9,892,093)(b)	—	—	30,163,600	30,163,600	340,809	—
				$ —	$ —	$ 30,163,600		$ 341,133	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Applied Materials, Inc.	59	07/02/26	USD	475.00	USD	4,266	$ (1,466,150)
Boeing Co.	316	07/02/26	USD	235.00	USD	6,840	(474)
Capital One Financial Corp.	280	07/02/26	USD	200.00	USD	5,617	(72,800)
Comcast Corp., Class A	613	07/02/26	USD	27.00	USD	1,505	(1,226)
CSX Corp.	445	07/02/26	USD	49.00	USD	2,115	(4,450)
FedEx Corp.	216	07/02/26	USD	345.00	USD	6,764	(3,888)
Hewlett Packard Enterprise Co.	1,188	07/02/26	USD	55.00	USD	5,359	(2,376)
Honeywell International, Inc.	112	07/02/26	USD	245.00	USD	2,508	(53,760)
Intel Corp.	252	07/02/26	USD	140.00	USD	3,519	(93,870)
Keurig Dr. Pepper, Inc.	1,203	07/02/26	USD	30.00	USD	3,937	(329,161)
Meta Platforms, Inc., Class A	160	07/02/26	USD	655.00	USD	9,013	(560)
PepsiCo, Inc.	153	07/02/26	USD	150.00	USD	2,072	(1,989)
Procter & Gamble Co.	125	07/02/26	USD	155.00	USD	1,833	(563)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	77	07/02/26	USD	440.00	USD	3,677	(292,022)
Walt Disney Co.	275	07/02/26	USD	107.00	USD	2,647	(550)
Western Digital Corp.	129	07/02/26	USD	600.00	USD	8,239	(585,337)
Amazon.com, Inc.	137	07/10/26	USD	280.00	USD	3,265	(754)
Applied Materials, Inc.	58	07/10/26	USD	530.00	USD	4,193	(1,133,900)
Bank of America Corp.	309	07/10/26	USD	56.00	USD	1,761	(45,268)
Barrick Mining Corp.	353	07/10/26	USD	43.00	USD	1,297	(1,412)
Baxter International, Inc.	2,315	07/10/26	USD	20.50	USD	4,936	(266,225)
Boeing Co.	148	07/10/26	USD	230.00	USD	3,204	(10,656)
Cardinal Health, Inc.	116	07/10/26	USD	235.00	USD	2,756	(61,480)
Charles Schwab Corp.	831	07/10/26	USD	95.00	USD	7,668	(46,120)
Chevron Corp.	387	07/10/26	USD	195.00	USD	6,415	(3,483)
Citigroup, Inc.	565	07/10/26	USD	135.00	USD	7,908	(347,475)
Citigroup, Inc.	565	07/10/26	USD	155.00	USD	7,908	(3,108)
CVS Health Corp.	709	07/10/26	USD	96.00	USD	7,335	(597,332)
CVS Health Corp.	471	07/10/26	USD	101.00	USD	4,872	(171,915)
Danaher Corp.	252	07/10/26	USD	190.00	USD	4,800	(112,140)
FedEx Corp.	217	07/10/26	USD	345.00	USD	6,795	(7,812)
Hewlett Packard Enterprise Co.	1,188	07/10/26	USD	55.00	USD	5,359	(7,722)
Home Depot, Inc.	125	07/10/26	USD	335.00	USD	4,409	(240,312)
Intel Corp.	253	07/10/26	USD	125.00	USD	3,533	(433,895)
Johnson & Johnson	154	07/10/26	USD	240.00	USD	3,911	(232,925)
JPMorgan Chase & Co.	106	07/10/26	USD	345.00	USD	3,470	(2,968)
Meta Platforms, Inc., Class A	65	07/10/26	USD	615.00	USD	3,661	(8,548)
Meta Platforms, Inc., Class A	57	07/10/26	USD	630.00	USD	3,211	(3,620)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Microsoft Corp.	163	07/10/26	USD	440.00	USD	6,080	$ (3,179)
PPG Industries, Inc.	166	07/10/26	USD	123.00	USD	2,013	(25,315)
Procter & Gamble Co.	248	07/10/26	USD	149.00	USD	3,637	(26,288)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	21	07/10/26	USD	450.00	USD	1,003	(70,192)
UnitedHealth Group, Inc.	65	07/10/26	USD	400.00	USD	2,702	(121,387)
Wells Fargo & Co.	372	07/10/26	USD	87.00	USD	3,074	(8,742)
Air Products and Chemicals, Inc.	85	07/17/26	USD	310.00	USD	2,492	(10,200)
Amazon.com, Inc.	226	07/17/26	USD	270.00	USD	5,386	(11,865)
Amazon.com, Inc.	293	07/17/26	USD	245.00	USD	6,983	(132,582)
American Electric Power Co., Inc.	405	07/17/26	USD	135.00	USD	5,541	(147,825)
AvalonBay Communities, Inc.	167	07/17/26	USD	195.00	USD	3,151	(15,448)
Bank of America Corp.	626	07/17/26	USD	59.00	USD	3,567	(40,064)
Barrick Mining Corp.	373	07/17/26	USD	45.00	USD	1,370	(1,679)
Boeing Co.	145	07/17/26	USD	240.00	USD	3,139	(7,613)
Cardinal Health, Inc.	2	07/17/26	USD	240.00	USD	48	(790)
Carlyle Group, Inc.	456	07/17/26	USD	52.50	USD	1,920	(13,680)
Caterpillar, Inc.	29	07/17/26	USD	960.00	USD	3,088	(326,902)
CDW Corp./DE	223	07/17/26	USD	150.00	USD	3,136	(42,370)
Charles Schwab Corp.	449	07/17/26	USD	97.50	USD	4,143	(19,532)
Cisco Systems, Inc.	312	07/17/26	USD	120.00	USD	3,665	(74,256)
Citigroup, Inc.	523	07/17/26	USD	147.00	USD	7,320	(87,864)
Citizens Financial Group, Inc.	592	07/17/26	USD	65.00	USD	4,148	(331,520)
Citizens Financial Group, Inc.	203	07/17/26	USD	70.00	USD	1,422	(41,107)
Crown Holdings, Inc.	1,030	07/17/26	USD	105.00	USD	11,517	(798,250)
CSX Corp.	238	07/17/26	USD	48.00	USD	1,131	(19,635)
CVS Health Corp.	577	07/17/26	USD	100.00	USD	5,969	(291,385)
Danaher Corp.	253	07/17/26	USD	190.00	USD	4,819	(139,150)
Dollar General Corp.	810	07/17/26	USD	110.00	USD	9,324	(508,275)
DTE Energy Co.	565	07/17/26	USD	145.00	USD	8,609	(443,525)
EQT Corp.	760	07/17/26	USD	57.50	USD	4,041	(22,040)
FedEx Corp.	193	07/17/26	USD	360.00	USD	6,043	(8,106)
First Citizens BancShares, Inc., Class A	37	07/17/26	USD	2,040.00	USD	7,699	(279,165)
Fortune Brands Innovations, Inc.	339	07/17/26	USD	47.50	USD	1,861	(274,590)
Freeport-McMoRan, Inc.	384	07/17/26	USD	75.00	USD	2,415	(11,136)
Hasbro, Inc.	507	07/17/26	USD	105.00	USD	4,187	(38,025)
Healthcare Realty Trust, Inc., Class A	961	07/17/26	USD	20.92	USD	1,938	(19,406)
Hewlett Packard Enterprise Co.	281	07/17/26	USD	55.00	USD	1,268	(7,447)
Home Depot, Inc.	64	07/17/26	USD	340.00	USD	2,257	(107,040)
Honeywell International, Inc.	249	07/17/26	USD	237.00	USD	5,575	(73,264)
Host Hotels & Resorts, Inc.	998	07/17/26	USD	25.28	USD	2,366	(12,475)
Intel Corp.	331	07/17/26	USD	120.00	USD	4,622	(753,025)
Intercontinental Exchange, Inc.	81	07/17/26	USD	145.00	USD	997	(4,860)
International Flavors & Fragrances, Inc.	454	07/17/26	USD	80.00	USD	3,597	(74,910)
Johnson & Johnson	369	07/17/26	USD	230.00	USD	9,371	(945,562)
JPMorgan Chase & Co.	108	07/17/26	USD	330.00	USD	3,535	(71,010)
Keurig Dr. Pepper, Inc.	1,710	07/17/26	USD	31.00	USD	5,597	(286,425)
Knight-Swift Transportation Holdings, Inc.	162	07/17/26	USD	85.00	USD	1,261	(8,910)
L3Harris Technologies, Inc.	109	07/17/26	USD	320.00	USD	3,167	(6,540)
Marathon Petroleum Corp.	130	07/17/26	USD	270.00	USD	3,324	(41,600)
Medtronic PLC	316	07/17/26	USD	82.50	USD	2,472	(10,428)
Merck & Co., Inc.	462	07/17/26	USD	130.00	USD	5,937	(110,880)
Meta Platforms, Inc., Class A	57	07/17/26	USD	640.00	USD	3,211	(7,781)
Microsoft Corp.	135	07/17/26	USD	430.00	USD	5,036	(9,788)
Microsoft Corp.	154	07/17/26	USD	385.00	USD	5,745	(95,865)
PACCAR, Inc.	393	07/17/26	USD	120.00	USD	4,721	(117,900)
PPG Industries, Inc.	983	07/17/26	USD	125.00	USD	11,923	(144,992)
QUALCOMM, Inc.	60	07/17/26	USD	225.00	USD	1,109	(9,630)
Restaurant Brands International, Inc.	295	07/17/26	USD	85.00	USD	2,139	(2,950)
Rexford Industrial Realty, Inc.	998	07/17/26	USD	35.00	USD	3,343	(44,910)
STAG Industrial, Inc.	329	07/17/26	USD	39.80	USD	1,252	(2,788)
Union Pacific Corp.	33	07/17/26	USD	275.00	USD	898	(16,005)
UnitedHealth Group, Inc.	195	07/17/26	USD	410.00	USD	8,105	(368,062)

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Walt Disney Co.	245	07/17/26	USD	110.00	USD	2,358	$ (1,838)
Wells Fargo & Co.	569	07/17/26	USD	87.50	USD	4,702	(54,055)
WESCO International, Inc.	188	07/17/26	USD	400.00	USD	6,494	(55,460)
Western Digital Corp.	23	07/17/26	USD	750.00	USD	1,469	(37,893)
Amazon.com, Inc.	222	07/24/26	USD	250.00	USD	5,291	(94,350)
Boeing Co.	200	07/24/26	USD	240.00	USD	4,329	(19,900)
CVS Health Corp.	591	07/24/26	USD	100.00	USD	6,114	(305,842)
Home Depot, Inc.	245	07/24/26	USD	355.00	USD	8,641	(218,050)
Intel Corp.	218	07/24/26	USD	140.00	USD	3,044	(295,935)
Merck & Co., Inc.	432	07/24/26	USD	121.00	USD	5,551	(372,600)
Microsoft Corp.	135	07/24/26	USD	430.00	USD	5,036	(17,010)
QUALCOMM, Inc.	60	07/24/26	USD	230.00	USD	1,109	(13,800)
Walt Disney Co.	255	07/24/26	USD	105.00	USD	2,454	(6,503)
Wells Fargo & Co.	649	07/24/26	USD	86.00	USD	5,363	(105,138)
British American Tobacco PLC, ADR	358	07/28/26	USD	64.00	USD	2,211	(23,743)
British American Tobacco PLC, ADR	1,235	07/28/26	USD	60.00	USD	7,627	(272,672)
Healthcare Realty Trust, Inc., Class A	782	07/29/26	USD	20.55	USD	1,577	(36,807)
Bank of America Corp.	640	07/31/26	USD	60.00	USD	3,647	(39,680)
Barrick Mining Corp.	353	07/31/26	USD	40.00	USD	1,297	(25,416)
Cardinal Health, Inc.	282	07/31/26	USD	245.00	USD	6,699	(117,030)
Caterpillar, Inc.	42	07/31/26	USD	1,050.00	USD	4,473	(268,800)
Charles Schwab Corp.	125	07/31/26	USD	97.00	USD	1,153	(18,625)
Chevron Corp.	592	07/31/26	USD	185.00	USD	9,813	(46,768)
Cisco Systems, Inc.	312	07/31/26	USD	120.00	USD	3,665	(120,120)
Citigroup, Inc.	393	07/31/26	USD	147.00	USD	5,500	(104,341)
Comcast Corp., Class A	1,007	07/31/26	USD	24.00	USD	2,472	(137,959)
CVS Health Corp.	420	07/31/26	USD	107.00	USD	4,345	(86,520)
Dollar General Corp.	38	07/31/26	USD	126.00	USD	437	(8,037)
Enterprise Products Partners LP	2,025	07/31/26	USD	38.00	USD	7,444	(62,775)
Intercontinental Exchange, Inc.	1,096	07/31/26	USD	135.00	USD	13,493	(142,480)
JPMorgan Chase & Co.	126	07/31/26	USD	345.00	USD	4,124	(39,312)
Lockheed Martin Corp.	33	07/31/26	USD	555.00	USD	1,681	(18,150)
Medtronic PLC	586	07/31/26	USD	82.00	USD	4,584	(51,861)
Merck & Co., Inc.	820	07/31/26	USD	128.00	USD	10,537	(354,650)
Procter & Gamble Co.	273	07/31/26	USD	157.50	USD	4,003	(21,431)
Texas Instruments, Inc.	81	07/31/26	USD	325.00	USD	2,414	(103,275)
Union Pacific Corp.	26	07/31/26	USD	270.00	USD	707	(30,810)
UnitedHealth Group, Inc.	307	07/31/26	USD	455.00	USD	12,760	(150,430)
Verizon Communications, Inc.	970	07/31/26	USD	49.00	USD	4,107	(8,245)
Walt Disney Co.	344	07/31/26	USD	108.00	USD	3,311	(28,552)
Wells Fargo & Co.	569	07/31/26	USD	87.00	USD	4,702	(86,772)
Medtronic PLC	586	08/07/26	USD	82.00	USD	4,584	(64,460)
Texas Instruments, Inc.	81	08/07/26	USD	325.00	USD	2,414	(117,450)
Air Products and Chemicals, Inc.	86	08/21/26	USD	300.00	USD	2,521	(83,420)
American Electric Power Co., Inc.	404	08/21/26	USD	135.00	USD	5,527	(234,320)
Arthur J Gallagher & Co.	368	08/21/26	USD	240.00	USD	8,448	(276,000)
Boeing Co.	149	08/21/26	USD	240.00	USD	3,225	(58,110)
British American Tobacco PLC, ADR	1,116	08/21/26	USD	65.00	USD	6,892	(119,970)
CDW Corp./DE	420	08/21/26	USD	145.00	USD	5,907	(348,600)
Chubb Ltd.	188	08/21/26	USD	345.00	USD	6,406	(191,760)
Crown Holdings, Inc.	304	08/21/26	USD	115.00	USD	3,399	(126,160)
CVS Health Corp.	744	08/21/26	USD	105.00	USD	7,697	(327,360)
Fidelity National Financial, Inc., Class A	496	08/21/26	USD	50.00	USD	2,339	(59,520)
First Citizens BancShares, Inc., Class A	37	08/21/26	USD	2,120.00	USD	7,699	(318,755)
Hasbro, Inc.	343	08/21/26	USD	87.50	USD	2,833	(87,465)
International Flavors & Fragrances, Inc.	439	08/21/26	USD	80.00	USD	3,478	(166,820)
Marathon Petroleum Corp.	123	08/21/26	USD	260.00	USD	3,145	(151,905)
PACCAR, Inc.	373	08/21/26	USD	133.60	USD	4,480	(66,207)
STAG Industrial, Inc.	328	08/21/26	USD	40.00	USD	1,248	(18,040)
Union Pacific Corp.	34	08/21/26	USD	280.00	USD	925	(29,410)
Walt Disney Co.	264	08/21/26	USD	110.00	USD	2,541	(24,816)
Wells Fargo & Co.	649	08/21/26	USD	87.50	USD	5,363	(120,389)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Fidelity National Financial, Inc., Class A	496	09/18/26	USD	50.00	USD	2,339	$ (75,640)
Hasbro, Inc.	343	09/18/26	USD	90.00	USD	2,833	(92,610)
							$ (21,559,203)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
BP PLC	UBS AG	470,800	07/01/26	GBP	5.77	GBP	2,188	$ (1)
Healthcare Realty Trust, Inc., Class A	Citibank N.A.	87,400	07/01/26	USD	20.46	USD	1,763	(2,014)
Rentokil Initial PLC	Morgan Stanley & Co. International PLC	587,400	07/01/26	GBP	4.96	GBP	2,518	(1)
Restaurant Brands International, Inc.	Morgan Stanley & Co. International PLC	87,300	07/01/26	USD	80.12	USD	6,330	—
Evergy, Inc.	Morgan Stanley & Co. International PLC	56,400	07/15/26	USD	85.37	USD	4,875	(128,657)
Rexford Industrial Realty, Inc.	Citibank N.A.	101,500	07/15/26	USD	35.99	USD	3,400	(19,420)
British American Tobacco PLC, ADR	Barclays Bank PLC	111,600	07/17/26	USD	69.94	USD	6,892	(641)
Evergy, Inc.	Goldman Sachs International	40,100	07/22/26	USD	83.47	USD	3,466	(159,662)
LVMH Moet Hennessy Louis Vuitton SE	UBS AG	8,600	07/27/26	EUR	531.32	EUR	4,163	(35,461)
American Electric Power Co., Inc.	Citibank N.A.	19,700	07/28/26	USD	132.56	USD	2,695	(119,187)
DTE Energy Co.	Morgan Stanley & Co. International PLC	51,500	07/28/26	USD	151.36	USD	7,847	(183,053)
Sun Communities, Inc.	Goldman Sachs International	20,200	07/28/26	USD	128.48	USD	2,422	(7,442)
BP PLC	Goldman Sachs International	1,083,900	07/29/26	GBP	5.68	GBP	5,037	(28,755)
Rentokil Initial PLC	Goldman Sachs International	904,900	07/29/26	GBP	4.70	GBP	3,880	(21,137)
Airbus SE	UBS AG	8,900	08/04/26	EUR	196.37	EUR	1,733	(75,278)
Evergy, Inc.	Morgan Stanley & Co. International PLC	77,000	08/04/26	USD	84.12	USD	6,655	(303,560)
Rentokil Initial PLC	Goldman Sachs International	615,400	08/04/26	GBP	4.47	GBP	2,638	(59,386)
STAG Industrial, Inc.	UBS AG	44,700	08/04/26	USD	37.85	USD	1,701	(43,938)
Airbus SE	Barclays Bank PLC	8,800	08/11/26	EUR	199.09	EUR	1,714	(80,999)
BP PLC	Morgan Stanley & Co. International PLC	734,700	08/11/26	GBP	4.98	GBP	3,414	(86,862)
								$ (1,355,454)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$ N/A	$ (18,128,725)	$ 6,372,361	$ (11,158,293)	$ (22,914,657)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Options written Options written at value	$ —	$ —	$ 22,914,657	$ —	$ —	$ —	$ 22,914,657
For the period ended June 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Options written	$ —	$ —	$ (50,980,160)	$ —	$ —	$ —	$ (50,980,160)

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Enhanced Equity Dividend Trust (BDJ)

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on:
Options written	$ —	$ —	$ (4,068,464)	$ —	$ —	$ —	$ (4,068,464)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Options:
Average value of option contracts written	$19,601,856
For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Trust’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Options	$ —	$ 22,914,657
Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	22,914,657
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(21,559,203)
Total derivative assets and liabilities subject to an MNA	$ —	$ 1,355,454
The following table presents the Trust’s derivative liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the Trust:
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)
Barclays Bank PLC	$ 81,640	$ —	$ (60,266)	$ —	$ 21,374
Citibank N.A.	140,621	—	—	—	140,621
Goldman Sachs International	276,382	—	(226,382)	(50,000)	—
Morgan Stanley & Co. International PLC	702,133	—	(702,133)	—	—
UBS AG	154,678	—	—	—	154,678
	$ 1,355,454	$ —	$ (988,781)	$ (50,000)	$ 316,673

(a)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default.  Net amount may be offset further by the options written receivable/payable on the
Statements of Assets and Liabilities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 67,323,088	$ 7,147,322	$ —	$ 74,470,410
Air Freight & Logistics	35,645,467	—	—	35,645,467
Banks	161,445,432	—	—	161,445,432
Beverages	35,532,171	—	—	35,532,171
Broadline Retail	116,591,876	—	—	116,591,876
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Enhanced Equity Dividend Trust (BDJ)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Building Products	$ 13,979,681	$ —	$ —	$ 13,979,681
Capital Markets	57,130,706	—	—	57,130,706
Chemicals	47,343,483	—	—	47,343,483
Commercial Services & Supplies	—	21,794,056	—	21,794,056
Communications Equipment	7,767,395	—	—	7,767,395
Consumer Finance	10,218,580	—	—	10,218,580
Consumer Staples Distribution & Retail	26,440,238	—	—	26,440,238
Containers & Packaging	27,128,874	—	—	27,128,874
Diversified Telecommunication Services	14,701,338	—	—	14,701,338
Electric Utilities	52,315,682	—	—	52,315,682
Electronic Equipment, Instruments & Components	16,450,942	—	—	16,450,942
Entertainment	24,205,239	—	—	24,205,239
Financial Services	—	—	18,550,004	18,550,004
Ground Transportation	13,122,132	—	—	13,122,132
Health Care Equipment & Supplies	53,110,765	—	—	53,110,765
Health Care Providers & Services	126,234,570	—	—	126,234,570
Health Care REITs	9,599,891	—	—	9,599,891
Hotel & Resort REITs	4,306,590	—	—	4,306,590
Hotels, Restaurants & Leisure	23,641,740	—	—	23,641,740
Household Products	17,238,998	—	—	17,238,998
Industrial Conglomerates	6,443,730	—	—	6,443,730
Industrial REITs	19,903,648	—	—	19,903,648
Insurance	46,844,571	—	—	46,844,571
Interactive Media & Services	34,286,336	—	—	34,286,336
Leisure Products	17,921,700	—	—	17,921,700
Life Sciences Tools & Services	17,491,778	—	—	17,491,778
Machinery	24,389,781	—	—	24,389,781
Metals & Mining	9,169,080	—	—	9,169,080
Multi-Utilities	29,938,877	—	—	29,938,877
Oil, Gas & Consumable Fuels	69,792,805	16,798,958	15,027,598	101,619,361
Pharmaceuticals	82,163,630	—	—	82,163,630
Residential REITs	20,288,223	—	—	20,288,223
Semiconductors & Semiconductor Equipment	51,949,338	—	—	51,949,338
Software	102,421,220	—	—	102,421,220
Specialty Retail	32,102,697	—	—	32,102,697
Technology Hardware, Storage & Peripherals	111,519,991	—	—	111,519,991
Textiles, Apparel & Luxury Goods	—	8,655,391	—	8,655,391
Tobacco	42,958,774	—	—	42,958,774
Trading Companies & Distributors	25,548,003	—	—	25,548,003
Short-Term Securities
Money Market Funds	30,163,600	—	—	30,163,600
	$1,736,772,660	$54,395,727	$33,577,602	$1,824,745,989
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (20,446,712)	$ (2,467,945)	$ —	$ (22,914,657)

(a)	Derivative financial instruments are options written. Options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common Stocks
Assets
Opening balance, as of December 31, 2025	$ 30,766,938
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)(b)	3,333,900

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Enhanced Equity Dividend Trust (BDJ)

Common Stocks
Purchases	$ 205,189
Sales	(728,425)
Closing balance, as of June 30, 2026	$ 33,577,602
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026(b)	$ 3,333,900

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$33,577,602	Income	Discount Rate	10%	—
		Market	EBITDA Multiple	9.00x	—

	$33,577,602

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.
See notes to financial statements.
Consolidated Schedule of Investments

Schedule of Investments (unaudited)
June 30, 2026
BlackRock Enhanced Global Dividend Trust (BOE)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Canada — 2.0%
Teck Resources Ltd., Class B(a)	247,865	$ 14,762,670
China — 2.6%
Alibaba Group Holding Ltd.	1,042,904	12,502,803
Contemporary Amperex Technology Co. Ltd., Class A	113,200	6,575,082
		19,077,885
France — 1.5%
Air Liquide SA	56,493	11,187,135
Germany — 2.6%
Allianz SE, Registered Shares	39,759	18,819,840
India — 1.6%
AceVector Limited, (Acquired 08/31/18, Cost: $2,637,143)(a)(b)(c)	566,400	133,195
Kotak Mahindra Bank Ltd.	2,752,012	11,416,569
		11,549,764
Japan — 7.6%
Hitachi Ltd.	454,500	12,578,784
Honda Motor Co. Ltd.	1,242,200	11,189,441
Mitsubishi UFJ Financial Group, Inc.	363,700	7,245,968
Shin-Etsu Chemical Co. Ltd.	257,500	11,224,287
Sony Group Corp.	651,200	13,104,791
		55,343,271
Mexico — 0.9%
Grupo Financiero Banorte SAB de CV, Class O	646,300	6,821,306
Netherlands — 1.8%
Koninklijke KPN NV	2,609,094	12,885,725
South Korea — 2.1%
SK Hynix, Inc.	8,706	15,362,453
Spain — 3.1%
Banco Bilbao Vizcaya Argentaria SA	598,920	15,078,889
Industria de Diseno Textil SA	118,247	7,453,382
		22,532,271
Taiwan — 6.3%
MediaTek, Inc.	75,000	10,219,851
Taiwan Semiconductor Manufacturing Co. Ltd.	453,000	35,737,309
		45,957,160
United Kingdom — 9.6%
AstraZeneca PLC	92,645	17,297,210
BAE Systems PLC	698,335	17,113,834
British American Tobacco PLC	174,612	10,805,509
Shell PLC	445,916	17,271,523
Taylor Wimpey PLC	6,771,171	7,245,913
		69,733,989
United States — 56.1%
Alphabet, Inc., Class A(d)(e)	95,539	34,142,772
Apple, Inc.(d)(e)	79,891	23,117,260
Applied Materials, Inc.(d)	35,234	25,474,182
Assurant, Inc.(e)	42,850	11,506,511
Baker Hughes Co., Class A	161,796	8,979,678
Broadcom, Inc.(d)(e)	60,968	23,030,662
Carrier Global Corp.	107,565	7,889,893
Charles Schwab Corp.	162,546	14,998,119
Citizens Financial Group, Inc.	173,643	12,167,165
CMS Energy Corp.(d)(e)	182,754	13,980,681
Security	Shares	Value
United States (continued)
Coca-Cola Co.	221,272	$ 17,982,776
Equifax, Inc.	38,600	6,126,592
Flowserve Corp.(d)	151,541	11,238,281
Intercontinental Exchange, Inc.(e)	71,183	8,763,339
Johnson & Johnson(d)	70,391	17,877,202
M&T Bank Corp.	49,844	11,863,370
Meta Platforms, Inc., Class A(d)	19,346	10,897,408
Microsoft Corp.(e)	66,399	24,768,155
NVIDIA Corp.(d)	160,498	32,114,033
Parker-Hannifin Corp.(e)	17,035	16,662,274
Procter & Gamble Co.	93,370	13,691,777
Progressive Corp.	66,483	14,523,211
Service Corp. International	146,476	11,126,317
Starbucks Corp.	72,018	7,359,519
TJX Cos., Inc.	93,071	14,100,257
Williams Cos., Inc.(e)	190,116	14,133,223
		408,514,657
Total Common Stocks — 97.8% (Cost: $533,524,259)		712,548,126
Preferred Securities
Preferred Stocks — 3.4%
South Korea — 3.4%
Samsung Electronics Co. Ltd.	173,985	24,535,774
Total Preferred Securities — 3.4% (Cost: $18,259,745)		24,535,774
Total Long-Term Investments — 101.2% (Cost: $551,784,004)		737,083,900
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.54%(f)(g)	2,076,191	2,076,191
Total Short-Term Securities — 0.3% (Cost: $2,076,191)		2,076,191
Total Investments Before Options Written — 101.5% (Cost: $553,860,195)		739,160,091
Options Written — (1.4)% (Premiums Received: $(8,872,609))		(9,660,669)
Total Investments, Net of Options Written — 100.1% (Cost: $544,987,586)		729,499,422
Liabilities in Excess of Other Assets — (0.1)%		(1,042,027)
Net Assets — 100.0%		$ 728,457,395

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $133,195, representing less than 0.05% of its net assets as of period end, and an original cost of $2,637,143.

(d)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(e)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Enhanced Global Dividend Trust (BOE)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ —	$ —	$ —	$ —	$ —	—	$ 26 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	5,505,831	—	(3,429,640)(c)	—	—	2,076,191	2,076,191	200,814	—
				$ —	$ —	$ 2,076,191		$ 200,840	$ —

(a)	As of period end, the entity is no longer held.
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Coca-Cola Co.	487	07/02/26	USD	84.00	USD	3,958	$ (1,461)
Meta Platforms, Inc., Class A	14	07/02/26	USD	655.00	USD	789	(49)
Procter & Gamble Co.	39	07/02/26	USD	155.00	USD	572	(176)
Starbucks Corp.	158	07/02/26	USD	103.00	USD	1,615	(9,717)
TJX Cos., Inc.	145	07/02/26	USD	160.00	USD	2,197	(5,800)
Williams Cos., Inc.	307	07/02/26	USD	77.00	USD	2,282	(3,838)
Alphabet, Inc., Class A	97	07/10/26	USD	390.00	USD	3,466	(4,414)
Apple, Inc.	55	07/10/26	USD	295.00	USD	1,591	(13,997)
Apple, Inc.	85	07/10/26	USD	305.00	USD	2,460	(4,973)
Applied Materials, Inc.	54	07/10/26	USD	610.00	USD	3,904	(654,885)
Broadcom, Inc.	46	07/10/26	USD	490.00	USD	1,738	(460)
Carrier Global Corp.	378	07/10/26	USD	75.00	USD	2,773	(39,690)
Charles Schwab Corp.	223	07/10/26	USD	95.00	USD	2,058	(12,376)
Johnson & Johnson	54	07/10/26	USD	240.00	USD	1,371	(81,675)
Meta Platforms, Inc., Class A	17	07/10/26	USD	615.00	USD	958	(2,236)
Meta Platforms, Inc., Class A	14	07/10/26	USD	630.00	USD	789	(889)
Microsoft Corp.	73	07/10/26	USD	440.00	USD	2,723	(1,424)
NVIDIA Corp.	97	07/10/26	USD	245.00	USD	1,941	(291)
Procter & Gamble Co.	39	07/10/26	USD	149.00	USD	572	(4,134)
Progressive Corp.	103	07/10/26	USD	210.00	USD	2,250	(97,335)
Teck Resources Ltd., Class B	434	07/10/26	CAD	95.00	CAD	3,666	(7,650)
Alphabet, Inc., Class A	144	07/17/26	USD	400.00	USD	5,146	(9,288)
Alphabet, Inc., Class A	32	07/17/26	USD	385.00	USD	1,144	(5,856)
Apple, Inc.	56	07/17/26	USD	300.00	USD	1,620	(12,740)
Applied Materials, Inc.	55	07/17/26	USD	600.00	USD	3,977	(754,050)
Baker Hughes Co., Class A	355	07/17/26	USD	75.00	USD	1,970	(3,550)
Broadcom, Inc.	61	07/17/26	USD	430.00	USD	2,304	(12,535)
Charles Schwab Corp.	339	07/17/26	USD	97.50	USD	3,128	(14,746)
Citizens Financial Group, Inc.	192	07/17/26	USD	65.00	USD	1,345	(107,520)
Citizens Financial Group, Inc.	191	07/17/26	USD	70.00	USD	1,338	(38,677)
Coca-Cola Co.	453	07/17/26	USD	82.50	USD	3,682	(41,223)
Equifax, Inc.	169	07/17/26	USD	165.00	USD	2,682	(58,305)
Flowserve Corp.	333	07/17/26	USD	85.00	USD	2,470	(23,310)
Intercontinental Exchange, Inc.	87	07/17/26	USD	145.00	USD	1,071	(5,220)
Johnson & Johnson	333	07/17/26	USD	230.00	USD	8,457	(853,312)
M&T Bank Corp.	110	07/17/26	USD	220.00	USD	2,618	(222,750)
Meta Platforms, Inc., Class A	14	07/17/26	USD	640.00	USD	789	(1,911)
Microsoft Corp.	66	07/17/26	USD	430.00	USD	2,462	(4,785)
Microsoft Corp.	31	07/17/26	USD	385.00	USD	1,156	(19,297)
NVIDIA Corp.	97	07/17/26	USD	250.00	USD	1,941	(922)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Enhanced Global Dividend Trust (BOE)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Parker-Hannifin Corp.	37	07/17/26	USD	980.00	USD	3,619	$ (87,135)
Procter & Gamble Co.	166	07/17/26	USD	155.00	USD	2,434	(8,383)
Progressive Corp.	108	07/17/26	USD	220.00	USD	2,359	(56,700)
Service Corp. International	282	07/17/26	USD	80.00	USD	2,142	(13,395)
Starbucks Corp.	158	07/17/26	USD	105.00	USD	1,615	(18,960)
Teck Resources Ltd., Class B	357	07/17/26	CAD	100.00	CAD	3,016	(5,412)
TJX Cos., Inc.	284	07/17/26	USD	170.00	USD	4,303	(4,260)
Williams Cos., Inc.	204	07/17/26	USD	75.00	USD	1,517	(29,070)
Alphabet, Inc., Class A	73	07/24/26	USD	375.00	USD	2,609	(42,340)
Apple, Inc.	78	07/24/26	USD	295.00	USD	2,257	(40,560)
Applied Materials, Inc.	51	07/24/26	USD	700.00	USD	3,687	(390,660)
Carrier Global Corp.	137	07/24/26	USD	80.00	USD	1,005	(13,015)
Coca-Cola Co.	324	07/24/26	USD	86.00	USD	2,633	(10,692)
M&T Bank Corp.	109	07/24/26	USD	237.50	USD	2,594	(84,770)
NVIDIA Corp.	170	07/24/26	USD	220.00	USD	3,402	(28,475)
Progressive Corp.	81	07/24/26	USD	210.00	USD	1,769	(99,225)
Charles Schwab Corp.	153	07/31/26	USD	97.00	USD	1,412	(22,797)
Intercontinental Exchange, Inc.	304	07/31/26	USD	135.00	USD	3,743	(39,520)
NVIDIA Corp.	170	07/31/26	USD	220.00	USD	3,402	(41,990)
Procter & Gamble Co.	166	07/31/26	USD	157.50	USD	2,434	(13,031)
Teck Resources Ltd., Class B	76	07/31/26	CAD	89.00	CAD	642	(16,103)
Williams Cos., Inc.	534	07/31/26	USD	81.00	USD	3,970	(20,025)
NVIDIA Corp.	170	08/07/26	USD	222.33	USD	3,402	(48,762)
Assurant, Inc.	77	08/21/26	USD	270.00	USD	2,068	(74,305)
Parker-Hannifin Corp.	37	08/21/26	USD	1,000.00	USD	3,619	(168,535)
							$ (4,515,587)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Banco Bilbao Vizcaya Argentaria SA	JPMorgan Chase Bank N.A.	119,000	07/01/26	EUR	19.50	EUR	2,622	$ (322,166)
British American Tobacco PLC	JPMorgan Chase Bank N.A.	114,700	07/01/26	GBP	50.71	GBP	5,351	—
Industria de Diseno Textil SA	JPMorgan Chase Bank N.A.	52,100	07/01/26	EUR	51.35	EUR	2,874	(224,512)
Taiwan Semiconductor Manufacturing Co. Ltd.	Bank of America N.A.	103,400	07/01/26	TWD	2,397.60	TWD	259,861	(119,425)
Taylor Wimpey PLC	Morgan Stanley & Co. International PLC	1,365,300	07/01/26	GBP	0.83	GBP	1,101	(54)
Air Liquide SA	UBS AG	8,800	07/02/26	EUR	163.67	EUR	1,525	(96,874)
BAE Systems PLC	Goldman Sachs International	80,150	07/02/26	GBP	20.27	GBP	1,481	—
BAE Systems PLC	UBS AG	8,600	07/08/26	GBP	20.49	GBP	159	(21)
CMS Energy Corp.	Barclays Bank PLC	50,250	07/08/26	USD	76.75	USD	3,844	(39,702)
Koninklijke KPN NV	Barclays Bank PLC	437,000	07/09/26	EUR	4.62	EUR	1,889	(1,728)
SK Hynix, Inc.	Bank of America N.A.	4,800	07/09/26	KRW	2,426,340.00	KRW	13,122,563	(993,804)
Taiwan Semiconductor Manufacturing Co. Ltd.	BNP Paribas SA	96,000	07/09/26	TWD	2,409.75	TWD	241,264	(270,216)
Grupo Financiero Banorte SAB de CV, Class O	Citibank N.A.	139,300	07/14/26	MXN	182.32	MXN	25,711	(48,475)
Koninklijke KPN NV	Goldman Sachs International	304,400	07/14/26	EUR	4.71	EUR	1,316	(2,226)
Shell PLC	Bank of America N.A.	48,600	07/14/26	EUR	38.75	EUR	1,647	(362)
CMS Energy Corp.	Barclays Bank PLC	50,250	07/15/26	USD	76.74	USD	3,844	(89,988)
Hitachi Ltd.	Morgan Stanley & Co. International PLC	95,000	07/15/26	JPY	5,507.36	JPY	427,499	(3,371)
Shin-Etsu Chemical Co. Ltd.	Bank of America N.A.	69,100	07/15/26	JPY	8,040.18	JPY	489,741	(9,540)
Sony Group Corp.	Bank of America N.A.	153,300	07/15/26	JPY	3,799.95	JPY	501,609	(8,708)
Air Liquide SA	Citibank N.A.	15,180	07/29/26	EUR	172.87	EUR	2,631	(78,219)
AstraZeneca PLC	UBS AG	16,800	07/29/26	GBP	140.82	GBP	2,365	(102,665)
BAE Systems PLC	UBS AG	79,900	07/29/26	GBP	20.41	GBP	1,476	(10,092)
Banco Bilbao Vizcaya Argentaria SA	JPMorgan Chase Bank N.A.	9,350	07/29/26	EUR	20.45	EUR	206	(18,043)
Grupo Financiero Banorte SAB de CV, Class O	Goldman Sachs International	145,000	07/29/26	MXN	190.83	MXN	26,763	(33,681)
Honda Motor Co. Ltd.	Goldman Sachs International	18,600	07/29/26	JPY	1,552.50	JPY	27,242	(3,146)

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Enhanced Global Dividend Trust (BOE)

OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Koninklijke KPN NV	JPMorgan Chase Bank N.A.	693,700	07/29/26	EUR	4.43	EUR	2,998	$ (16,249)
Shell PLC	Goldman Sachs International	107,400	07/29/26	EUR	39.98	EUR	3,641	(6,638)
Taylor Wimpey PLC	Goldman Sachs International	682,000	07/29/26	GBP	0.78	GBP	550	(39,089)
Assurant, Inc.	Goldman Sachs International	11,100	07/30/26	USD	267.70	USD	2,981	(80,423)
Alibaba Group Holding Ltd.	Bank of America N.A.	75,700	08/04/26	HKD	108.88	HKD	7,118	(9,986)
Allianz SE, Registered Shares	JPMorgan Chase Bank N.A.	17,500	08/04/26	EUR	408.20	EUR	7,250	(247,437)
AstraZeneca PLC	UBS AG	18,400	08/04/26	GBP	137.41	GBP	2,590	(175,273)
MediaTek, Inc.	Bank of America N.A.	33,000	08/04/26	TWD	4,683.00	TWD	143,250	(307,588)
Taylor Wimpey PLC	Morgan Stanley & Co. International PLC	636,000	08/04/26	GBP	0.81	GBP	513	(26,228)
Air Liquide SA	JPMorgan Chase Bank N.A.	890	08/05/26	EUR	172.71	EUR	154	(4,932)
BAE Systems PLC	UBS AG	135,200	08/05/26	GBP	19.35	GBP	2,498	(63,261)
Hitachi Ltd.	JPMorgan Chase Bank N.A.	104,900	08/05/26	JPY	4,945.62	JPY	472,049	(54,729)
Honda Motor Co. Ltd.	JPMorgan Chase Bank N.A.	193,900	08/05/26	JPY	1,532.53	JPY	283,989	(47,440)
Honda Motor Co. Ltd.	JPMorgan Chase Bank N.A.	96,600	08/05/26	JPY	1,539.73	JPY	141,482	(22,290)
Samsung Electronics Co. Ltd., Preference Shares	Bank of America N.A.	11,600	08/05/26	KRW	246,400.00	KRW	2,534,437	(64,800)
Shin-Etsu Chemical Co. Ltd.	JPMorgan Chase Bank N.A.	44,200	08/05/26	JPY	7,933.94	JPY	313,264	(33,053)
Sony Group Corp.	BNP Paribas SA	133,200	08/05/26	JPY	3,469.74	JPY	435,840	(82,252)
Alibaba Group Holding Ltd.	Bank of America N.A.	383,200	08/11/26	HKD	103.20	HKD	36,030	(114,166)
AstraZeneca PLC	Bank of America N.A.	15,750	08/11/26	GBP	143.07	GBP	2,217	(93,421)
BAE Systems PLC	Bank of America N.A.	80,200	08/11/26	GBP	18.93	GBP	1,482	(63,270)
Banco Bilbao Vizcaya Argentaria SA	Barclays Bank PLC	161,100	08/11/26	EUR	22.17	EUR	3,550	(135,732)
Samsung Electronics Co. Ltd., Preference Shares	Bank of America N.A.	64,900	08/11/26	KRW	222,040.00	KRW	14,179,737	(741,597)
Taylor Wimpey PLC	Barclays Bank PLC	296,000	08/11/26	GBP	0.84	GBP	239	(6,420)
Honda Motor Co. Ltd.	Morgan Stanley & Co. International PLC	237,400	08/12/26	JPY	1,447.16	JPY	347,700	(125,719)
Citizens Financial Group, Inc.	UBS AG	38,100	08/17/26	USD	71.01	USD	2,670	(106,071)
								$ (5,145,082)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$ N/A	$ (8,872,609)	$ 3,201,883	$ (3,989,943)	$ (9,660,669)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Options written Options written at value	$ —	$ —	$ 9,660,669	$ —	$ —	$ —	$ 9,660,669
For the period ended June 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Options written	$ —	$ —	$ (23,819,963)	$ —	$ —	$ —	$ (23,819,963)
Net Change in Unrealized Appreciation (Depreciation) on:
Options written	$ —	$ —	$ 50,542	$ —	$ —	$ —	$ 50,542
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Enhanced Global Dividend Trust (BOE)

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Options:
Average value of option contracts written	$7,055,630
For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Trust’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Options	$ —	$ 9,660,669
Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	9,660,669
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(4,515,587)
Total derivative assets and liabilities subject to an MNA	$ —	$ 5,145,082
The following table presents the Trust’s derivative liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the Trust:
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)
Bank of America N.A.	$ 2,526,667	$ —	$ (2,526,667)	$ —	$ —
Barclays Bank PLC	273,570	—	—	—	273,570
BNP Paribas SA	352,468	—	(352,468)	—	—
Citibank N.A.	126,694	—	(126,694)	—	—
Goldman Sachs International	165,203	—	(165,203)	—	—
JPMorgan Chase Bank N.A.	990,851	—	(990,851)	—	—
Morgan Stanley & Co. International PLC	155,372	—	(155,372)	—	—
UBS AG	554,257	—	(554,257)	—	—
	$ 5,145,082	$ —	$ (4,871,512)	$ —	$ 273,570

(a)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default.  Net amount may be offset further by the options written receivable/payable on the
Statements of Assets and Liabilities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$ 14,762,670	$ —	$ —	$ 14,762,670
China	—	19,077,885	—	19,077,885
France	—	11,187,135	—	11,187,135
Germany	—	18,819,840	—	18,819,840
India	—	11,416,569	133,195	11,549,764
Japan	—	55,343,271	—	55,343,271
Mexico	6,821,306	—	—	6,821,306
Netherlands	—	12,885,725	—	12,885,725
South Korea	—	15,362,453	—	15,362,453
Spain	—	22,532,271	—	22,532,271
Taiwan	—	45,957,160	—	45,957,160

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Enhanced Global Dividend Trust (BOE)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
United Kingdom	$ —	$ 69,733,989	$ —	$ 69,733,989
United States	408,514,657	—	—	408,514,657
Preferred Securities
Preferred Stocks	—	24,535,774	—	24,535,774
Short-Term Securities
Money Market Funds	2,076,191	—	—	2,076,191
	$ 432,174,824	$ 306,852,072	$ 133,195	$ 739,160,091
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (4,382,055)	$ (5,278,614)	$ —	$ (9,660,669)

(a)	Derivative financial instruments are options written. Options written are shown at value.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
June 30, 2026
BlackRock Enhanced International Dividend Trust (BGY)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Austria — 2.2%
Erste Group Bank AG	96,774	$ 12,952,031
Canada — 4.0%
Teck Resources Ltd., Class B(a)	186,337	11,098,104
Toronto-Dominion Bank	100,691	12,242,663
		23,340,767
China — 6.7%
Alibaba Group Holding Ltd.	885,080	10,610,738
Contemporary Amperex Technology Co. Ltd., Class A	136,300	7,916,817
Tencent Holdings Ltd.	363,262	20,045,720
		38,573,275
Finland — 1.5%
Kone OYJ, Class B	148,777	8,463,179
France — 8.2%
Air Liquide SA	73,173	14,490,225
EssilorLuxottica SA	38,101	7,154,283
Schneider Electric SE	37,761	12,356,368
TotalEnergies SE	174,484	13,492,057
		47,492,933
Germany — 6.2%
Allianz SE, Registered Shares	32,514	15,390,434
Deutsche Boerse AG, Class N	38,660	10,544,504
Deutsche Telekom AG, Class N, Registered Shares	365,284	9,959,205
		35,894,143
India — 3.4%
AceVector Limited, (Acquired 01/25/22, Cost: $3,948,600)(a)(b)(c)	848,000	199,416
HDFC Bank Ltd.	1,257,951	10,616,423
Kotak Mahindra Bank Ltd.	2,208,715	9,162,732
		19,978,571
Indonesia — 1.4%
Bank Central Asia Tbk. PT	25,944,600	8,084,480
Italy — 2.0%
FinecoBank Banca Fineco SpA	460,406	11,576,435
Japan — 11.9%
Hitachi Ltd.	396,000	10,959,733
Honda Motor Co. Ltd.	1,168,400	10,524,668
Japan Tobacco, Inc.	141,900	5,236,035
Mitsubishi UFJ Financial Group, Inc.	882,700	17,585,967
Shin-Etsu Chemical Co. Ltd.	189,700	8,268,921
Sony Group Corp.	828,700	16,676,812
		69,252,136
Mexico — 1.4%
Grupo Financiero Banorte SAB de CV, Class O	759,604	8,017,161
Netherlands — 7.2%
ASM International NV	17,159	19,732,525
ASR Nederland NV	136,967	10,343,862
Koninklijke KPN NV	2,368,624	11,698,098
		41,774,485
Singapore — 2.1%
United Overseas Bank Ltd.	397,000	12,225,542
South Korea — 7.0%
Samsung Electronics Co. Ltd.	84,279	18,701,267
SK Hynix, Inc.	12,290	21,686,715
		40,387,982
Security	Shares	Value
Spain — 3.1%
Banco Bilbao Vizcaya Argentaria SA	365,596	$ 9,204,537
Industria de Diseno Textil SA	139,860	8,815,700
		18,020,237
Sweden — 4.9%
Assa Abloy AB, Class B	315,942	11,162,494
Atlas Copco AB, A Shares	438,539	8,888,743
Epiroc AB, Class A	300,952	8,257,139
		28,308,376
Taiwan — 8.9%
MediaTek, Inc.	60,000	8,175,881
Taiwan Semiconductor Manufacturing Co. Ltd.	553,000	43,626,309
		51,802,190
Thailand — 1.8%
Bangkok Dusit Medical Services PCL, NVDR	17,984,700	10,475,863
United Kingdom — 12.1%
AstraZeneca PLC	87,441	16,325,602
BAE Systems PLC	715,988	17,546,449
British American Tobacco PLC	138,992	8,601,237
Rentokil Initial PLC	1,291,615	7,345,372
Shell PLC	349,657	13,543,154
Taylor Wimpey PLC	6,099,761	6,527,428
		69,889,242
Total Common Stocks — 96.0% (Cost: $437,731,403)		556,509,028
Preferred Securities
Preferred Stocks — 2.0%
South Korea — 2.0%
Samsung Electronics Co. Ltd.	82,216	11,594,293
Total Preferred Securities — 2.0% (Cost: $10,639,967)		11,594,293
Total Long-Term Investments — 98.0% (Cost: $448,371,370)		568,103,321
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.54%(d)(e)	1,465,267	1,465,267
Total Short-Term Securities — 0.3% (Cost: $1,465,267)		1,465,267
Total Investments Before Options Written — 98.3% (Cost: $449,836,637)		569,568,588
Options Written — (1.5)% (Premiums Received: $(7,401,189))		(8,595,134)
Total Investments, Net of Options Written — 96.8% (Cost: $442,435,448)		560,973,454
Other Assets Less Liabilities — 3.2%		18,426,194
Net Assets — 100.0%		$ 579,399,648

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $199,416, representing less than 0.05% of its net assets as of period end, and an original cost of $3,948,600.

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Enhanced International Dividend Trust (BGY)

(d)	Affiliate of the Trust.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 8,533,259	$ —	$ (7,067,992)(a)	$ —	$ —	$ 1,465,267	1,465,267	$ 88,869	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Toronto-Dominion Bank	268	07/10/26	CAD	164.00	CAD	4,621	$ (163,455)
Teck Resources Ltd., Class B	382	07/17/26	CAD	100.00	CAD	3,227	(5,791)
Toronto-Dominion Bank	185	07/17/26	CAD	165.00	CAD	3,190	(101,419)
Teck Resources Ltd., Class B	270	07/31/26	CAD	89.00	CAD	2,281	(57,208)
							$ (327,873)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
ASM International NV	UBS AG	8,400	07/01/26	EUR	953.10	EUR	8,454	$ (462,592)
ASR Nederland NV	UBS AG	66,700	07/01/26	EUR	65.17	EUR	4,409	(67,951)
Banco Bilbao Vizcaya Argentaria SA	JPMorgan Chase Bank N.A.	164,600	07/01/26	EUR	19.50	EUR	3,627	(445,618)
British American Tobacco PLC	JPMorgan Chase Bank N.A.	124,600	07/01/26	GBP	50.71	GBP	5,813	—
Industria de Diseno Textil SA	JPMorgan Chase Bank N.A.	63,000	07/01/26	EUR	51.35	EUR	3,475	(271,483)
Rentokil Initial PLC	Goldman Sachs International	87,400	07/01/26	GBP	4.91	GBP	375	—
Samsung Electronics Co. Ltd., Preference Shares	Morgan Stanley & Co. International PLC	18,500	07/01/26	KRW	198,365.78	KRW	4,041,990	(164,900)
Shin-Etsu Chemical Co. Ltd.	Bank of America N.A.	70,200	07/01/26	JPY	8,010.36	JPY	497,537	—
SK Hynix, Inc.	Goldman Sachs International	6,300	07/01/26	KRW	2,272,400.00	KRW	17,223,363	(1,539,058)
Sony Group Corp.	Bank of America N.A.	58,000	07/01/26	JPY	3,916.20	JPY	189,780	—
Taiwan Semiconductor Manufacturing Co. Ltd.	Bank of America N.A.	81,500	07/01/26	TWD	2,397.60	TWD	204,823	(94,131)
Taylor Wimpey PLC	Morgan Stanley & Co. International PLC	1,272,900	07/01/26	GBP	0.80	GBP	1,027	(12,309)
Air Liquide SA	UBS AG	12,210	07/02/26	EUR	163.67	EUR	2,116	(134,412)
BAE Systems PLC	Goldman Sachs International	97,300	07/02/26	GBP	20.27	GBP	1,798	—
Deutsche Telekom AG, Class N, Registered Shares	Citibank N.A.	87,900	07/02/26	EUR	30.03	EUR	2,097	—
Hitachi Ltd.	Bank of America N.A.	77,500	07/02/26	JPY	4,888.56	JPY	348,750	(43)
Japan Tobacco, Inc.	Bank of America N.A.	32,000	07/02/26	JPY	6,322.65	JPY	191,989	(27)
Koninklijke KPN NV	Goldman Sachs International	446,900	07/02/26	EUR	4.83	EUR	1,932	—
Mitsubishi UFJ Financial Group, Inc.	BNP Paribas SA	159,000	07/02/26	JPY	3,181.50	JPY	515,060	(41,382)
Sony Group Corp.	Bank of America N.A.	55,000	07/02/26	JPY	3,667.86	JPY	179,964	(2)
Tencent Holdings Ltd.	Citibank N.A.	7,500	07/02/26	HKD	485.06	HKD	3,246	—
TotalEnergies SE	Goldman Sachs International	39,650	07/07/26	EUR	78.92	EUR	2,683	(1)
BAE Systems PLC	UBS AG	72,300	07/08/26	GBP	20.49	GBP	1,336	(178)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Enhanced International Dividend Trust (BGY)

OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Deutsche Telekom AG, Class N, Registered Shares	Goldman Sachs International	113,100	07/09/26	EUR	29.91	EUR	2,699	$ (66)
Epiroc AB, Class A	Barclays Bank PLC	21,500	07/09/26	SEK	278.41	SEK	5,720	(4,951)
Erste Group Bank AG	Goldman Sachs International	46,000	07/09/26	EUR	103.02	EUR	5,388	(743,735)
EssilorLuxottica SA	UBS AG	3,300	07/09/26	EUR	178.45	EUR	542	(1,525)
Honda Motor Co. Ltd.	UBS AG	329,200	07/09/26	JPY	1,513.58	JPY	482,152	(24,830)
Koninklijke KPN NV	Barclays Bank PLC	522,200	07/09/26	EUR	4.62	EUR	2,257	(2,064)
Taiwan Semiconductor Manufacturing Co. Ltd.	BNP Paribas SA	175,000	07/09/26	TWD	2,409.75	TWD	439,804	(492,581)
Tencent Holdings Ltd.	UBS AG	65,400	07/09/26	HKD	445.59	HKD	28,304	(46,814)
Grupo Financiero Banorte SAB de CV, Class O	Citibank N.A.	137,900	07/14/26	MXN	182.32	MXN	25,452	(47,988)
Japan Tobacco, Inc.	JPMorgan Chase Bank N.A.	31,900	07/14/26	JPY	6,419.99	JPY	191,389	(3,829)
Koninklijke KPN NV	Goldman Sachs International	151,100	07/14/26	EUR	4.71	EUR	653	(1,105)
Rentokil Initial PLC	Goldman Sachs International	493,800	07/14/26	GBP	4.79	GBP	2,117	(668)
Assa Abloy AB, Class B	UBS AG	78,600	07/15/26	SEK	334.15	SEK	26,927	(99,505)
Epiroc AB, Class A	Citibank N.A.	57,700	07/15/26	SEK	286.34	SEK	15,350	(12,863)
Hitachi Ltd.	Morgan Stanley & Co. International PLC	77,500	07/15/26	JPY	5,507.36	JPY	348,750	(2,750)
Kone OYJ, Class B	Citibank N.A.	10,600	07/15/26	EUR	49.87	EUR	528	(9,493)
Sony Group Corp.	Bank of America N.A.	177,100	07/15/26	JPY	3,799.95	JPY	579,484	(10,060)
Tencent Holdings Ltd.	Citibank N.A.	70,200	07/15/26	HKD	490.43	HKD	30,382	(12,248)
United Overseas Bank Ltd.	Bank of America N.A.	178,600	07/15/26	SGD	39.32	SGD	7,116	(95,045)
TotalEnergies SE	Morgan Stanley & Co. International PLC	38,950	07/22/26	EUR	79.90	EUR	2,636	(695)
AstraZeneca PLC	UBS AG	31,600	07/29/26	GBP	140.82	GBP	4,448	(193,109)
BAE Systems PLC	UBS AG	69,300	07/29/26	GBP	20.41	GBP	1,280	(8,753)
Deutsche Boerse AG, Class N	Citibank N.A.	10,250	07/29/26	EUR	256.20	EUR	2,447	(13,136)
Epiroc AB, Class A	Citibank N.A.	56,300	07/29/26	SEK	276.58	SEK	14,978	(43,147)
EssilorLuxottica SA	UBS AG	13,850	07/29/26	EUR	187.09	EUR	2,276	(23,503)
FinecoBank Banca Fineco SpA	UBS AG	217,300	07/29/26	EUR	22.08	EUR	4,782	(130,279)
Grupo Financiero Banorte SAB de CV, Class O	Goldman Sachs International	204,000	07/29/26	MXN	190.83	MXN	37,652	(47,386)
Honda Motor Co. Ltd.	UBS AG	196,500	07/29/26	JPY	1,527.43	JPY	287,797	(40,000)
Samsung Electronics Co. Ltd.	Morgan Stanley & Co. International PLC	38,000	07/29/26	KRW	338,800.00	KRW	13,063,838	(892,558)
Schneider Electric SE	Goldman Sachs International	7,000	07/29/26	EUR	280.91	EUR	2,005	(111,810)
Taylor Wimpey PLC	Goldman Sachs International	636,000	07/29/26	GBP	0.78	GBP	513	(36,453)
Allianz SE, Registered Shares	JPMorgan Chase Bank N.A.	15,200	08/04/26	EUR	408.20	EUR	6,297	(214,917)
AstraZeneca PLC	UBS AG	8,600	08/04/26	GBP	137.41	GBP	1,210	(81,921)
Atlas Copco AB, A Shares	UBS AG	210,413	08/04/26	SEK	199.25	SEK	41,354	(166,203)
BAE Systems PLC	Goldman Sachs International	74,900	08/04/26	GBP	19.21	GBP	1,384	(39,772)
Deutsche Boerse AG, Class N	Goldman Sachs International	7,050	08/04/26	EUR	254.31	EUR	1,683	(15,046)
MediaTek, Inc.	Bank of America N.A.	17,000	08/04/26	TWD	4,683.00	TWD	73,796	(158,454)
Shell PLC	UBS AG	122,400	08/04/26	EUR	35.81	EUR	4,149	(56,708)
Tencent Holdings Ltd.	Bank of America N.A.	20,300	08/04/26	HKD	469.85	HKD	8,786	(23,245)
Air Liquide SA	JPMorgan Chase Bank N.A.	21,010	08/05/26	EUR	172.71	EUR	3,641	(116,419)
Assa Abloy AB, Class B	JPMorgan Chase Bank N.A.	70,800	08/05/26	SEK	354.27	SEK	24,255	(48,679)
Sony Group Corp.	BNP Paribas SA	82,800	08/05/26	JPY	3,469.74	JPY	270,928	(51,130)
Alibaba Group Holding Ltd.	Bank of America N.A.	398,200	08/11/26	HKD	103.20	HKD	37,440	(118,635)
AstraZeneca PLC	Bank of America N.A.	7,800	08/11/26	GBP	143.07	GBP	1,098	(46,265)
BAE Systems PLC	Bank of America N.A.	54,000	08/11/26	GBP	18.93	GBP	998	(42,601)
Kone OYJ, Class B	Goldman Sachs International	56,300	08/11/26	EUR	49.77	EUR	2,803	(106,164)
MediaTek, Inc.	JPMorgan Chase Bank N.A.	10,000	08/11/26	TWD	4,456.40	TWD	43,409	(134,862)
Schneider Electric SE	Goldman Sachs International	10,900	08/11/26	EUR	287.99	EUR	3,122	(168,026)
Taylor Wimpey PLC	Barclays Bank PLC	835,900	08/11/26	GBP	0.84	GBP	674	(18,129)
Mitsubishi UFJ Financial Group, Inc.	Bank of America N.A.	238,200	08/12/26	JPY	3,333.20	JPY	771,618	(145,115)
Samsung Electronics Co. Ltd., Preference Shares	Bank of America N.A.	18,400	08/12/26	KRW	258,500.00	KRW	4,020,141	(90,666)
Shin-Etsu Chemical Co. Ltd.	JPMorgan Chase Bank N.A.	20,800	08/12/26	JPY	7,377.44	JPY	147,419	(37,268)
								$ (8,267,261)

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Enhanced International Dividend Trust (BGY)

Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$ N/A	$ (7,401,189)	$ 2,272,974	$ (3,466,919)	$ (8,595,134)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Options written Options written at value	$ —	$ —	$ 8,595,134	$ —	$ —	$ —	$ 8,595,134
For the period ended June 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Options written	$ —	$ —	$ (27,623,689)	$ —	$ —	$ —	$ (27,623,689)
Net Change in Unrealized Appreciation (Depreciation) on:
Options written	$ —	$ —	$ 1,965,347	$ —	$ —	$ —	$ 1,965,347
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Options:
Average value of option contracts written	$6,002,516
For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Trust’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Options	$ —	$ 8,595,134
Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	8,595,134
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(327,873)
Total derivative assets and liabilities subject to an MNA	$ —	$ 8,267,261
The following table presents the Trust’s derivative liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the Trust:
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)
Bank of America N.A.	$ 824,289	$ —	$ —	$ (737,434)	$ 86,855
Barclays Bank PLC	25,144	—	—	(25,144)	—
BNP Paribas SA	585,093	—	—	(520,000)	65,093
Citibank N.A.	138,875	—	—	(138,875)	—
Goldman Sachs International	2,809,290	—	—	(2,809,290)	—
JPMorgan Chase Bank N.A.	1,273,075	—	—	(1,094,000)	179,075
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Enhanced International Dividend Trust (BGY)

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)
Morgan Stanley & Co. International PLC	$ 1,073,212	$ —	$ —	$ (1,073,212)	$ —
UBS AG	1,538,283	—	—	(1,538,283)	—
	$ 8,267,261	$ —	$ —	$ (7,936,238)	$ 331,023

(a)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default.  Net amount may be offset further by the options written receivable/payable on the
Statements of Assets and Liabilities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Austria	$ —	$ 12,952,031	$ —	$ 12,952,031
Canada	23,340,767	—	—	23,340,767
China	—	38,573,275	—	38,573,275
Finland	—	8,463,179	—	8,463,179
France	—	47,492,933	—	47,492,933
Germany	—	35,894,143	—	35,894,143
India	—	19,779,155	199,416	19,978,571
Indonesia	—	8,084,480	—	8,084,480
Italy	—	11,576,435	—	11,576,435
Japan	—	69,252,136	—	69,252,136
Mexico	8,017,161	—	—	8,017,161
Netherlands	—	41,774,485	—	41,774,485
Singapore	—	12,225,542	—	12,225,542
South Korea	—	40,387,982	—	40,387,982
Spain	—	18,020,237	—	18,020,237
Sweden	—	28,308,376	—	28,308,376
Taiwan	—	51,802,190	—	51,802,190
Thailand	—	10,475,863	—	10,475,863
United Kingdom	—	69,889,242	—	69,889,242
Preferred Securities
Preferred Stocks	—	11,594,293	—	11,594,293
Short-Term Securities
Money Market Funds	1,465,267	—	—	1,465,267
	$ 32,823,195	$ 536,545,977	$ 199,416	$ 569,568,588
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ —	$ —	$ —
Liabilities
Equity Contracts	(327,873)	(8,267,261)	—	(8,595,134)
	$ (327,873)	$ (8,267,261)	$ —	$ (8,595,134)

(a)	Derivative financial instruments are options written. Options written are shown at value.
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
June 30, 2026
BlackRock Enhanced Large Cap Core Fund, Inc. (CII)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 5.9%
ATI, Inc.(a)	175,159	$ 34,523,839
Howmet Aerospace, Inc.	106,689	28,684,404
		63,208,243
Banks — 1.8%
Wells Fargo & Co.	236,476	19,542,377
Broadline Retail — 6.6%
Amazon.com, Inc.(a)(b)	299,931	71,485,555
Building Products — 2.5%
Johnson Controls International PLC	137,438	20,081,066
Madison Air Solutions Corp., Class A(a)	168,975	6,590,025
		26,671,091
Chemicals — 2.3%
Air Products and Chemicals, Inc.	83,403	24,452,092
Commercial Services & Supplies — 2.0%
Rentokil Initial PLC, ADR(c)	737,729	21,106,427
Communications Equipment — 2.8%
Ciena Corp.(a)	62,439	30,630,076
Consumer Staples Distribution & Retail — 1.4%
Casey’s General Stores, Inc.	18,303	14,547,041
Electronic Equipment, Instruments & Components — 4.2%
CDW Corp./DE	122,217	17,188,599
Flex Ltd.(a)	169,390	27,453,037
		44,641,636
Entertainment — 1.4%
TKO Group Holdings, Inc., Class A	75,651	15,229,303
Financial Services — 5.5%
Rocket Cos., Inc., Class A(a)	1,227,350	19,330,763
Visa, Inc., Class A(b)	116,226	39,875,978
		59,206,741
Health Care Equipment & Supplies(a) — 3.0%
Boston Scientific Corp.	227,962	9,729,418
Edwards Lifesciences Corp.	249,214	22,543,899
		32,273,317
Health Care Providers & Services — 5.6%
Cardinal Health, Inc.(b)	164,170	39,000,225
Elevance Health, Inc.	13,723	5,307,096
UnitedHealth Group, Inc.	39,007	16,212,479
		60,519,800
Insurance — 2.3%
Assurant, Inc.	93,466	25,098,425
Interactive Media & Services(b) — 9.2%
Alphabet, Inc., Class A	153,093	54,710,846
Meta Platforms, Inc., Class A	78,660	44,308,391
		99,019,237
Leisure Products — 2.6%
Hasbro, Inc.	335,233	27,686,893
Multi-Utilities — 2.2%
DTE Energy Co.	158,203	24,105,391
Security	Shares	Value
Oil, Gas & Consumable Fuels — 2.2%
Chevron Corp.	141,599	$ 23,471,450
Pharmaceuticals — 0.9%
Eli Lilly & Co.	7,966	9,554,659
Semiconductors & Semiconductor Equipment — 20.5%
Advanced Micro Devices, Inc.(a)	50,315	29,228,487
Broadcom, Inc.	66,231	25,018,760
Intel Corp.(a)	279,470	39,022,396
Micron Technology, Inc.	41,836	48,290,876
NVIDIA Corp.(b)(d)	394,183	78,872,077
		220,432,596
Software — 6.8%
AppLovin Corp., Class A(a)	56,243	28,978,081
Microsoft Corp.(b)	119,905	44,726,963
		73,705,044
Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc.	130,939	37,888,509
Western Digital Corp.	43,424	27,735,777
		65,624,286
Trading Companies & Distributors — 3.0%
WESCO International, Inc.	94,505	32,644,862
Total Long-Term Investments — 100.8% (Cost: $608,151,970)		1,084,856,542
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(e)(f)(g)	4,454,876	4,456,213
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.54%(e)(f)	9,706,854	9,706,853
Total Short-Term Securities — 1.3% (Cost: $14,163,198)		14,163,066
Total Investments Before Options Written — 102.1% (Cost: $622,315,168)		1,099,019,608
Options Written — (1.4)% (Premiums Received: $(15,147,574))		(14,709,906)
Total Investments, Net of Options Written — 100.7% (Cost: $607,167,594)		1,084,309,702
Liabilities in Excess of Other Assets — (0.7)%		(7,589,224)
Net Assets — 100.0%		$ 1,076,720,478

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	All or a portion of this security is on loan.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(e)	Affiliate of the Trust.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Enhanced Large Cap Core Fund, Inc. (CII)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 4,645,374	$ —	$ (187,994)(a)	$ (1,035)	$ (132)	$ 4,456,213	4,454,876	$ 7,084 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	12,032,078	—	(2,325,225)(a)	—	—	9,706,853	9,706,854	312,646	—
				$ (1,035)	$ (132)	$ 14,163,066		$ 319,730	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Ciena Corp.	73	07/02/26	USD	600.00	USD	3,581	$ (10,950)
Howmet Aerospace, Inc.	150	07/02/26	USD	260.00	USD	4,033	(147,000)
Intel Corp.	531	07/02/26	USD	140.00	USD	7,414	(197,797)
Meta Platforms, Inc., Class A	162	07/02/26	USD	655.00	USD	9,125	(567)
Micron Technology, Inc.	44	07/02/26	USD	1,000.00	USD	5,079	(693,770)
Rocket Cos., Inc., Class A	1,090	07/02/26	USD	17.50	USD	1,717	(5,995)
Visa, Inc., Class A	266	07/02/26	USD	335.00	USD	9,126	(228,095)
Western Digital Corp.	126	07/02/26	USD	600.00	USD	8,048	(571,725)
Advanced Micro Devices, Inc.	94	07/10/26	USD	545.00	USD	5,461	(466,475)
Alphabet, Inc., Class A	183	07/10/26	USD	390.00	USD	6,540	(8,327)
Amazon.com, Inc.	296	07/10/26	USD	280.00	USD	7,055	(1,628)
Apple, Inc.	108	07/10/26	USD	295.00	USD	3,125	(27,486)
Apple, Inc.	170	07/10/26	USD	305.00	USD	4,919	(9,945)
Boston Scientific Corp.	626	07/10/26	USD	50.00	USD	2,672	(9,390)
Broadcom, Inc.	52	07/10/26	USD	490.00	USD	1,964	(520)
Cardinal Health, Inc.	166	07/10/26	USD	235.00	USD	3,943	(87,980)
CDW Corp./DE	216	07/10/26	USD	151.03	USD	3,038	(18,105)
Chevron Corp.	241	07/10/26	USD	195.00	USD	3,995	(2,169)
Ciena Corp.	94	07/10/26	USD	500.00	USD	4,611	(211,500)
Flex Ltd.	467	07/10/26	USD	182.99	USD	7,569	(72,450)
Howmet Aerospace, Inc.	201	07/10/26	USD	290.00	USD	5,404	(20,100)
Intel Corp.	320	07/10/26	USD	125.00	USD	4,468	(548,800)
Meta Platforms, Inc., Class A	66	07/10/26	USD	615.00	USD	3,718	(8,679)
Meta Platforms, Inc., Class A	68	07/10/26	USD	630.00	USD	3,830	(4,318)
Micron Technology, Inc.	122	07/10/26	USD	1,200.00	USD	14,082	(631,960)
Microsoft Corp.	66	07/10/26	USD	440.00	USD	2,462	(1,287)
NVIDIA Corp.	166	07/10/26	USD	235.00	USD	3,321	(830)
NVIDIA Corp.	380	07/10/26	USD	225.00	USD	7,603	(5,700)
Rocket Cos., Inc., Class A	1,179	07/10/26	USD	16.50	USD	1,857	(43,033)
Wells Fargo & Co.	315	07/10/26	USD	87.00	USD	2,603	(7,403)
Western Digital Corp.	143	07/10/26	USD	750.00	USD	9,134	(103,675)
Advanced Micro Devices, Inc.	91	07/17/26	USD	480.00	USD	5,286	(981,662)
Air Products and Chemicals, Inc.	244	07/17/26	USD	310.00	USD	7,154	(29,280)
Alphabet, Inc., Class A	265	07/17/26	USD	400.00	USD	9,470	(17,093)
Alphabet, Inc., Class A	92	07/17/26	USD	385.00	USD	3,288	(16,836)
Amazon.com, Inc.	356	07/17/26	USD	270.00	USD	8,485	(18,690)
Amazon.com, Inc.	127	07/17/26	USD	245.00	USD	3,027	(57,467)
Apple, Inc.	136	07/17/26	USD	300.00	USD	3,935	(30,940)
AppLovin Corp., Class A	28	07/17/26	USD	600.00	USD	1,443	(17,220)
Assurant, Inc.	178	07/17/26	USD	250.00	USD	4,780	(361,340)
ATI, Inc.	276	07/17/26	USD	175.00	USD	5,440	(649,980)

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Enhanced Large Cap Core Fund, Inc. (CII)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Boston Scientific Corp.	626	07/17/26	USD	50.00	USD	2,672	$ (17,215)
Broadcom, Inc.	27	07/17/26	USD	430.00	USD	1,020	(5,549)
Cardinal Health, Inc.	538	07/17/26	USD	240.00	USD	12,781	(212,510)
Casey’s General Stores, Inc.	20	07/17/26	USD	910.00	USD	1,590	(6,200)
CDW Corp./DE	216	07/17/26	USD	155.00	USD	3,038	(21,600)
Ciena Corp.	95	07/17/26	USD	550.00	USD	4,660	(140,125)
DTE Energy Co.	208	07/17/26	USD	145.00	USD	3,169	(163,280)
Edwards Lifesciences Corp.	634	07/17/26	USD	92.50	USD	5,735	(71,325)
Elevance Health, Inc.	75	07/17/26	USD	420.00	USD	2,900	(23,063)
Eli Lilly & Co.	22	07/17/26	USD	1,200.00	USD	2,639	(83,380)
Flex Ltd.	467	07/17/26	USD	185.00	USD	7,569	(133,095)
Hasbro, Inc.	661	07/17/26	USD	105.00	USD	5,459	(49,575)
Intel Corp.	280	07/17/26	USD	120.00	USD	3,910	(637,000)
Johnson Controls International PLC	337	07/17/26	USD	145.00	USD	4,924	(168,500)
Madison Air Solutions Corp., Class A	464	07/17/26	USD	45.00	USD	1,810	(9,280)
Meta Platforms, Inc., Class A	68	07/17/26	USD	640.00	USD	3,830	(9,282)
Micron Technology, Inc.	64	07/17/26	USD	1,300.00	USD	7,387	(270,080)
Microsoft Corp.	161	07/17/26	USD	430.00	USD	6,006	(11,673)
Microsoft Corp.	54	07/17/26	USD	385.00	USD	2,014	(33,615)
NVIDIA Corp.	223	07/17/26	USD	250.00	USD	4,462	(2,119)
Rocket Cos., Inc., Class A	1,044	07/17/26	USD	17.00	USD	1,644	(41,238)
TKO Group Holdings, Inc., Class A	208	07/17/26	USD	210.00	USD	4,187	(64,480)
UnitedHealth Group, Inc.	110	07/17/26	USD	410.00	USD	4,572	(207,625)
Visa, Inc., Class A	373	07/17/26	USD	335.00	USD	12,797	(428,017)
Wells Fargo & Co.	208	07/17/26	USD	87.50	USD	1,719	(19,760)
Western Digital Corp.	9	07/17/26	USD	750.00	USD	575	(14,828)
Advanced Micro Devices, Inc.	91	07/24/26	USD	550.00	USD	5,286	(570,115)
Alphabet, Inc., Class A	151	07/24/26	USD	375.00	USD	5,396	(87,580)
Amazon.com, Inc.	364	07/24/26	USD	250.00	USD	8,676	(154,700)
Apple, Inc.	153	07/24/26	USD	295.00	USD	4,427	(79,560)
AppLovin Corp., Class A	71	07/24/26	USD	535.00	USD	3,658	(197,025)
Ciena Corp.	81	07/24/26	USD	480.00	USD	3,974	(383,940)
Intel Corp.	406	07/24/26	USD	140.00	USD	5,669	(551,145)
Johnson Controls International PLC	418	07/24/26	USD	152.00	USD	6,107	(110,278)
Microsoft Corp.	161	07/24/26	USD	430.00	USD	6,006	(20,286)
NVIDIA Corp.	379	07/24/26	USD	225.00	USD	7,583	(41,690)
Rocket Cos., Inc., Class A	1,196	07/24/26	USD	14.00	USD	1,884	(263,718)
Rocket Cos., Inc., Class A	522	07/24/26	USD	16.00	USD	822	(48,807)
Rocket Cos., Inc., Class A	523	07/24/26	USD	16.50	USD	824	(37,394)
Wells Fargo & Co.	269	07/24/26	USD	86.00	USD	2,223	(43,578)
WESCO International, Inc.	519	07/29/26	USD	389.00	USD	17,928	(223,963)
Cardinal Health, Inc.	198	07/31/26	USD	245.00	USD	4,704	(82,170)
Chevron Corp.	537	07/31/26	USD	185.00	USD	8,901	(42,423)
Eli Lilly & Co.	21	07/31/26	USD	1,175.00	USD	2,519	(140,385)
NVIDIA Corp.	351	07/31/26	USD	220.00	USD	7,023	(86,697)
UnitedHealth Group, Inc.	104	07/31/26	USD	455.00	USD	4,323	(50,960)
Wells Fargo & Co.	239	07/31/26	USD	87.00	USD	1,975	(36,448)
NVIDIA Corp.	351	08/07/26	USD	222.33	USD	7,023	(100,678)
Air Products and Chemicals, Inc.	214	08/21/26	USD	300.00	USD	6,274	(207,580)
Assurant, Inc.	117	08/21/26	USD	270.00	USD	3,142	(112,905)
ATI, Inc.	367	08/21/26	USD	210.00	USD	7,234	(374,340)
Casey’s General Stores, Inc.	50	08/21/26	USD	920.00	USD	3,974	(32,500)
Edwards Lifesciences Corp.	634	08/21/26	USD	92.50	USD	5,735	(234,580)
Hasbro, Inc.	591	08/21/26	USD	87.50	USD	4,881	(150,705)
Rocket Cos., Inc., Class A	1,196	08/21/26	USD	19.00	USD	1,884	(72,358)
Wells Fargo & Co.	269	08/21/26	USD	87.50	USD	2,223	(49,899)
Hasbro, Inc.	591	09/18/26	USD	90.00	USD	4,881	(159,570)
							$ (13,920,558)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Enhanced Large Cap Core Fund, Inc. (CII)

OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Rentokil Initial PLC, ADR	Citibank N.A.	98,100	07/13/26	USD	33.38	USD	2,807	$ (469)
Casey’s General Stores, Inc.	Morgan Stanley & Co. International PLC	3,000	07/15/26	USD	952.56	USD	2,384	(193)
ATI, Inc.	Barclays Bank PLC	32,000	07/22/26	USD	192.92	USD	6,307	(384,941)
Rentokil Initial PLC, ADR	Citibank N.A.	104,700	07/23/26	USD	32.31	USD	2,995	(9,044)
DTE Energy Co.	Morgan Stanley & Co. International PLC	66,200	07/28/26	USD	151.36	USD	10,087	(235,303)
Assurant, Inc.	Goldman Sachs International	22,000	07/30/26	USD	267.70	USD	5,908	(159,398)
								$ (789,348)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$ N/A	$ (15,147,574)	$ 5,628,277	$ (5,190,609)	$ (14,709,906)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Options written Options written at value	$ —	$ —	$ 14,709,906	$ —	$ —	$ —	$ 14,709,906
For the period ended June 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Options written	$ —	$ —	$ (56,206,442)	$ —	$ —	$ —	$ (56,206,442)
Net Change in Unrealized Appreciation (Depreciation) on:
Options written	$ —	$ —	$ (2,131,270)	$ —	$ —	$ —	$ (2,131,270)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Options:
Average value of option contracts written	$11,545,648
For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Trust’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Options	$ —	$ 14,709,906
Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	14,709,906
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(13,920,558)
Total derivative assets and liabilities subject to an MNA	$ —	$ 789,348

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Enhanced Large Cap Core Fund, Inc. (CII)

The following table presents the Trust’s derivative liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the Trust:
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)
Barclays Bank PLC	$ 384,941	$ —	$ (384,941)	$ —	$ —
Citibank N.A.	9,513	—	—	—	9,513
Goldman Sachs International	159,398	—	—	—	159,398
Morgan Stanley & Co. International PLC	235,496	—	—	—	235,496
	$ 789,348	$ —	$ (384,941)	$ —	$ 404,407

(a)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default.  Net amount may be offset further by the options written receivable/payable on the
Statements of Assets and Liabilities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,084,856,542	$ —	$ —	$ 1,084,856,542
Short-Term Securities
Money Market Funds	14,163,066	—	—	14,163,066
	$1,099,019,608	$—	$—	$1,099,019,608
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (13,395,084)	$ (1,314,822)	$ —	$ (14,709,906)

(a)	Derivative financial instruments are options written. Options written are shown at value.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
June 30, 2026
BlackRock Health Sciences Term Trust (BMEZ)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Biotechnology — 42.6%
4D Molecular Therapeutics, Inc.(a)	41,862	$ 556,765
AbbVie, Inc.	67,970	17,103,971
Abcuro, Inc., Series C(a)(b)	241,900	79,827
Agios Pharmaceuticals, Inc.(a)	77,889	2,890,461
Akeso, Inc.(a)(c)	95,000	1,069,677
Aktis Oncology, Inc.(a)	58,563	1,887,485
Alkermes PLC(a)(d)	166,685	8,733,461
Allogene Therapeutics, Inc.(a)	281,312	585,129
Amgen, Inc.	57,154	20,696,606
Annexon, Inc.(a)	32,267	184,245
Apogee Therapeutics, Inc.(a)	56,391	7,484,777
Arcus Biosciences, Inc.(a)	194,015	5,981,482
Argenx SE, ADR(a)	11,933	11,071,079
Avalo Therapeutics, Inc.(a)	108,171	1,999,000
Beam Therapeutics, Inc.(a)	150,763	5,174,186
Bicara Therapeutics, Inc.(a)	52,958	1,572,323
Biogen, Inc.(a)	137,487	29,705,441
Biohaven Ltd.(a)	46,808	696,503
BioMarin Pharmaceutical, Inc.(a)	31,662	1,811,700
BioNTech SE, ADR(a)	11,340	1,055,187
BridgeBio Oncology Therapeutics, Inc.(a)	263,669	2,009,158
Bridgebio Pharma, Inc.(a)	36,695	2,733,044
Bright Minds Biosciences, Inc.(a)	31,933	2,241,697
Cogent Biosciences, Inc.(a)	221,514	8,572,592
Corvus Pharmaceuticals, Inc.(a)	24,771	370,079
Cytokinetics, Inc.(a)	162,568	13,849,168
CytomX Therapeutics, Inc.(a)	215,748	809,055
Denali Therapeutics, Inc.(a)	78,053	2,007,523
Dianthus Therapeutics, Inc.(a)	62,279	6,070,957
Dyne Therapeutics, Inc.(a)	80,931	1,797,478
Eikon Therapeutics, Inc.(a)(d)	121,628	1,587,245
Enanta Pharmaceuticals, Inc.(a)	69,729	1,016,649
Erasca, Inc.(a)	159,240	2,917,277
Exelixis, Inc.(a)	210,176	11,435,676
Genmab A/S(a)	58,159	15,944,419
Gilead Sciences, Inc.	214,745	27,130,883
Gossamer Bio, Inc.(a)(d)	60,195	9,908
Halozyme Therapeutics, Inc.(a)	63,226	4,948,699
Immunocore Holdings PLC, ADR(a)	359,126	11,402,250
Immunome, Inc.(a)	71,450	1,514,025
Incyte Corp.(a)	40,489	4,589,833
Insmed, Inc.(a)	36,385	3,879,369
Intellia Therapeutics, Inc.(a)	190,477	3,222,871
Ionis Pharmaceuticals, Inc.(a)	33,944	2,691,420
Kailera Therapeutics, Inc.(a)(d)	52,563	1,157,963
Kailera Therapeutics, Inc., Series B, (Acquired 10/31/25, Cost: $3,504,004)(a)(e)	250,286	5,513,801
Kiniksa Pharmaceuticals International PLC(a)	64,037	4,095,166
Kodiak Sciences, Inc.(a)	21,542	839,276
Kymera Therapeutics, Inc.(a)	13,937	1,598,156
MapLight Therapeutics, Inc.(a)	21,112	756,654
Metis TechBio Co. Ltd., Class H(a)	1,300,500	2,546,992
Moderna, Inc.(a)	549,814	38,503,474
Monte Rosa Therapeutics, Inc.(a)	70,406	1,703,825
MoonLake Immunotherapeutics(a)	43,395	844,901
Natera, Inc.(a)	52,122	14,148,517
Neurocrine Biosciences, Inc.(a)	127,517	21,491,078
Neurogene, Inc.(a)	36,199	1,138,459
Nuvalent, Inc., Class A(a)	52,024	6,424,964
Security	Shares	Value
Biotechnology (continued)
ORIC Pharmaceuticals, Inc.(a)	99,005	$ 1,072,224
ORNA Therapeutics Holdings LLC, (Acquired 04/16/24, Cost: $8,000,000)(b)(e)	3,584,906	4,086,793
Oruka Therapeutics, Inc.(a)	65,030	6,188,905
Palvella Therapeutics, Inc.(a)	21,246	3,246,814
Protagonist Therapeutics, Inc.(a)	68,855	8,440,246
PTC Therapeutics, Inc.(a)	34,361	2,802,827
REGENXBIO, Inc.(a)	81,282	973,758
Relay Therapeutics, Inc.(a)	183,230	3,428,233
Revolution Medicines, Inc.(a)	69,377	12,992,925
Rhythm Pharmaceuticals, Inc.(a)	101,573	11,277,650
Roivant Sciences Ltd.(a)	455,542	16,121,631
Sagimet Biosciences, Inc., Series A(a)	301,060	2,327,194
Scholar Rock Holding Corp.(a)	30,077	1,654,235
Stoke Therapeutics, Inc.(a)	132,656	4,340,504
Summit Therapeutics, Inc.(a)(d)	63,310	922,427
Syndax Pharmaceuticals, Inc.(a)	24,320	531,635
Tango Therapeutics, Inc.(a)	62,293	1,947,279
TScan Therapeutics, Inc.(a)	265,569	260,284
Ultragenyx Pharmaceutical, Inc.(a)	43,975	1,468,325
United Therapeutics Corp.(a)	3,080	1,668,836
Upstream Bio, Inc.(a)	56,530	391,188
Vaxcyte, Inc.(a)	33,589	1,952,529
Vertex Pharmaceuticals, Inc.(a)	20,900	10,381,657
Viridian Therapeutics, Inc.(a)	173,120	3,180,214
Vor BioPharma, Inc.(a)	43,710	804,701
Zealand Pharma A/S(a)	46,920	2,082,804
		458,399,624
Health Care Equipment & Supplies — 7.4%
Abbott Laboratories	68,889	6,250,988
Alcon AG(d)	66,219	4,443,295
Boston Scientific Corp.(a)	239,074	10,203,678
Dexcom, Inc.(a)	173,259	11,668,994
Edwards Lifesciences Corp.(a)	277,879	25,136,934
EXO Imaging, Inc., (Acquired 06/24/21, Cost: $13,225,003)(a)(b)(e)	22,576	8,353
Glaukos Corp.(a)	12,098	1,690,817
Insulet Corp.(a)	21,493	3,272,309
Intuitive Surgical, Inc.(a)	18,199	7,237,378
Lantheus Holdings, Inc.(a)	48,294	5,357,736
Novocure Ltd.(a)	210,016	3,181,743
Nucleix Ltd., (Acquired 04/10/24, Cost: $1,300,000)(a)(b)(e)	1,300	949,715
Nyxoah SA(a)(d)	112,019	189,312
		79,591,252
Health Care Providers & Services — 2.8%
Guardant Health, Inc.(a)	89,770	13,468,193
RadNet, Inc.(a)	46,906	2,892,693
UnitedHealth Group, Inc.	32,974	13,704,984
		30,065,870
Life Sciences Tools & Services — 12.1%
Agilent Technologies, Inc.	112,566	14,952,142
Bio-Rad Laboratories, Inc., Class A(a)(d)	17,608	5,169,885
Bio-Techne Corp.	169,594	11,981,816
Bruker Corp.	64,684	3,892,683
Charles River Laboratories International, Inc.(a)	60,883	13,807,656
Danaher Corp.	79,322	15,109,254
Illumina, Inc.(a)	116,338	20,455,710
IQVIA Holdings, Inc.(a)	46,747	9,032,455
Lonza Group AG, Registered Shares	12,000	8,095,249

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Health Sciences Term Trust (BMEZ)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.	34,802	$ 17,448,331
Waters Corp.(a)	14,015	5,256,186
Wuxi Biologics Cayman, Inc.(a)(c)	1,152,500	5,125,807
		130,327,174
Pharmaceuticals — 22.8%
Alumis, Inc.(a)	101,619	2,859,559
Arvinas, Inc.(a)	94,854	788,237
AstraZeneca PLC	57,869	10,973,120
Axsome Therapeutics, Inc.(a)	62,902	15,396,523
Bristol-Myers Squibb Co.	177,819	10,245,931
Daiichi Sankyo Co. Ltd.	93,900	1,509,936
Definium Therapeutics, Inc.(a)	23,198	1,091,234
Eisai Co. Ltd.	304,900	7,685,994
Elanco Animal Health, Inc.(a)	210,509	5,180,626
Enliven Therapeutics, Inc.(a)	54,885	2,785,414
EyePoint, Inc.(a)	75,092	1,073,816
Galderma Group AG	29,482	6,705,605
GSK PLC	521,765	13,697,832
GSK PLC, ADR	112,532	5,898,927
Johnson & Johnson	145,639	36,987,937
LB Pharmaceuticals, Inc.(a)	207,987	6,750,218
Maze Therapeutics, Inc.(a)	44,725	1,334,594
MBX Biosciences, Inc.(a)	128,549	7,095,905
Merck & Co., Inc.	252,501	32,446,378
Novartis AG, Class N, Registered Shares	136,779	21,377,505
Nuvation Bio, Inc., Class A(a)	283,833	1,612,171
Ocular Therapeutix, Inc.(a)	76,913	755,286
Pfizer, Inc.	441,187	10,623,783
Roche Holding AG	46,443	19,092,079
Structure Therapeutics, Inc., ADR(a)	19,786	1,061,915
Teva Pharmaceutical Industries Ltd., ADR(a)	212,205	7,189,505
UCB SA	44,287	13,258,246
WaVe Life Sciences Ltd.(a)	96,283	559,404
		246,037,680
Total Common Stocks — 87.7% (Cost: $785,390,826)		944,421,600

	Beneficial Interest (000)
Other Interests
Biotechnology(b)(e)(f) — 0.1%
Affinivax, Inc., (Acquired 08/18/22, Cost: $ —)	$183	670,380
Amunix Pharmaceuticals, Inc., (Acquired 02/08/22, Cost: $ —)	5,657	169,712
Total Other Interests — 0.1% (Cost: $ — )		840,092

	Shares
Preferred Securities
Preferred Stocks — 11.8%
Biotechnology(a)(b) — 5.6%
Abcuro, Inc., Series B	1,092,954	338,816
Adarx Pharamaceuticals, Inc., Series C, (Acquired 08/02/23, Cost: $7,160,001)(e)	860,577	12,185,770
Security	Shares	Value
Biotechnology (continued)
Angitia Biopharmaceuticals Ltd., Series D, (Acquired 01/27/26, Cost: $2,923,903)(e)	296,024	$ 2,927,677
Bright Peak Therapeutics, Inc., Series B, (Acquired 05/14/21, Cost: $8,000,004)(e)	3,191,830	2,393,873
Cellarity, Inc., Series B, Class B, (Acquired 01/15/21, Cost: $14,584,998)(e)	2,430,833	1,409,883
Genesis Therapeutics, Inc., Series B, (Acquired 08/10/23, Cost: $6,999,996)(e)	1,370,506	10,128,039
Goldfinch Bio, Inc., Series B, (Acquired 06/26/20, Cost: $3,561,633)(e)	3,409,215	1,022,765
Kartos Therapeutics, Inc.(e)
(Acquired 02/12/26, Cost: $664,209)	664,209	687,589
Series C, (Acquired 08/22/23, Cost: $7,539,875)	1,333,783	7,549,212
Series D, (Acquired 02/19/25, Cost: $2,074,436)	366,962	2,077,005
Laronde, Inc., Series B, (Acquired 07/28/21, Cost: $13,498,156)(e)	482,077	8,045,865
Mirvie, Inc.
Series B, (Acquired 10/15/21, Cost: $6,250,000)(e)	2,793,833	4,134,873
Series C	724,806	1,623,565
NiKang Therapeutics, Inc., Series C, (Acquired 05/20/21, Cost: $7,999,996)(e)	1,394,189	5,339,744
		59,864,676
Health Care Equipment & Supplies(a)(b)(e) — 0.7%
EXO Imaging, Inc., Series D, (Acquired 07/24/24, Cost: $640,450)	1,053,928	779,906
Nucleix Ltd., Series AA, (Acquired 03/25/21, Cost: $6,929,998)	2,379,480	1,570,457
Quanta Dialysis Technologies Ltd., Series D, (Acquired 06/18/21, Cost: $14,071,890)	115,766,240	4,760,302
Swift Health Systems, Inc., Series D, (Acquired 08/27/21, Cost: $6,441,930)	2,078	4,634
		7,115,299
Health Care Providers & Services(a)(b)(e) — 1.2%
Everly Well, Inc., Series D, (Acquired 11/25/20, Cost: $9,999,986)	382,775	5,400,955
Numab Therapeutics AG, Series C, (Acquired 05/07/21, Cost: $9,204,219)	1,139,305	8,037,177
		13,438,132
Life Sciences Tools & Services — 1.1%
Sartorius AG	47,229	12,390,459
Pharmaceuticals(a)(b)(e) — 0.6%
Insitro, Inc.
Series B, (Acquired 05/21/20, Cost: $5,000,000)	802,478	5,368,578
Series C, (Acquired 03/10/21, Cost: $3,600,018)	196,818	1,316,712
		6,685,290
Semiconductors & Semiconductor Equipment — 2.6%
PsiQuantum Corp., Series D, (Acquired 05/21/21, Cost: $14,999,996)(a)(b)(e)	571,947	27,619,321
		127,113,177
Total Preferred Securities — 11.8% (Cost: $172,341,546)		127,113,177
Rights
Biotechnology — 0.0%
Arcellx, Inc., CVR	31,135	2,180
Blueprint Medicines Corp., CVR(b)	36,582	36,216
Korro Bio, Inc., CVR(b)	231,775	2
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Health Sciences Term Trust (BMEZ)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Mirati Therapeutics, Inc. CVR(b)(d)	180,175	$ 142,338
Vigil Neuroscience, Inc., CVR(b)	131,344	6,567
		187,303
Health Care Equipment & Supplies — 0.0%
Abiomed, Inc., CVR(b)	98,636	149,927
Hologic, Inc., CVR	137,197	1,372
		151,299
Total Rights — 0.0% (Cost: $253,678)		338,602
Warrants
Biotechnology — 0.0%
Goldfinch Ltd., (Issued/Exercisable 02/10/26, 1 Share for 1 Warrant, Expires 11/20/35, Strike Price USD 1.18)(a)(b)	441,503	5
Total Warrants — 0.0% (Cost: $461,241)		5
Total Long-Term Investments — 99.6% (Cost: $958,447,291)		1,072,713,476
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(g)(h)(i)	4,281,819	4,283,104
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.54%(g)(h)	13,962,826	13,962,826
Total Short-Term Securities — 1.7% (Cost: $18,245,930)		18,245,930
Total Investments — 101.3% (Cost: $976,693,221)		1,090,959,406
Liabilities in Excess of Other Assets — (1.3)%		(13,680,608)
Net Assets — 100.0%		$ 1,077,278,798

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $124,159,091, representing 11.5% of its net assets as of period end, and an original cost of $178,174,701.

(f)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(g)	Affiliate of the Trust.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 4,824,349	$ —	$ (540,938)(a)	$ (307)	$ —	$ 4,283,104	4,281,819	$ 15,615 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	17,470,438	—	(3,507,612)(a)	—	—	13,962,826	13,962,826	519,720	—
				$ (307)	$ —	$ 18,245,930		$ 535,335	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Health Sciences Term Trust (BMEZ)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$ 429,622,303	$ 24,610,701	$ 4,166,620	$ 458,399,624
Health Care Equipment & Supplies	78,633,184	—	958,068	79,591,252
Health Care Providers & Services	30,065,870	—	—	30,065,870
Life Sciences Tools & Services	117,106,118	13,221,056	—	130,327,174
Pharmaceuticals	162,710,483	83,327,197	—	246,037,680
Other Interests	—	—	840,092	840,092
Preferred Securities
Preferred Stocks	—	12,390,459	114,722,718	127,113,177
Rights	—	3,552	335,050	338,602
Warrants	—	—	5	5
Short-Term Securities
Money Market Funds	18,245,930	—	—	18,245,930
	$836,383,888	$133,552,965	$121,022,553	$1,090,959,406
A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Other Interests	Preferred Stocks	Rights	Warrants	Total
Assets
Opening balance, as of December 31, 2025	$ 15,261,821	$ 2,156,621	$ 126,072,047	$ 412,606	$ —	$ 143,903,095
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3(a)	(3,504,004)	—	—	—	—	(3,504,004)
Accrued discounts/premiums	—	—	—	—	—	—
Net realized gain (loss)	(18,326,000)	—	—	—	—	(18,326,000)
Net change in unrealized appreciation (depreciation)(b)(c)	11,692,871	(1,316,529)	(13,955,227)	(77,556)	(461,237)	(4,117,678)
Purchases	—	—	3,588,112	—	461,242	4,049,354
Sales	—	—	(982,214)	—	—	(982,214)
Closing balance, as of June 30, 2026	$ 5,124,688	$ 840,092	$ 114,722,718	$ 335,050	$ 5	$ 121,022,553
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026(b)	$ (6,605,536)	$ (1,316,529)	$ (13,955,227)	$ (77,556)	$ (461,237)	$ (22,416,085)

(a)
As of December 31, 2025, the Trust used significant observable inputs in determining the value of certain investments. As of June 30, 2026, the Trust used unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.

(b)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Preferred Stocks	$114,722,718	Market	Revenue Multiple	1.88x	—
			Volatility	60%-85%	80%
			Time to Exit	1.0 - 2.0 years	1.5 years
			Market Adjustment Multiple	0.85x	—
		Income	Discount Rate	5%	—
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Health Sciences Term Trust (BMEZ)

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Common Stocks	$5,124,688	Market	Revenue Multiple	1.88x-8.86x	2.64x
			Volatility	60% -90%	76%
			Time to Exit	1.0 -4.0 years	3.0 years
			Market Adjustment Multiple	0.40x -2.00x	1.19x
		Income	Discount Rate	5%-19%	18%

Other Interests	840,092	Income	Discount Rate	5%	—

Rights	335,048	Income	Discount Rate	5%	—

	$121,022,546

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
June 30, 2026
BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Biotechnology — 33.3%
4D Molecular Therapeutics, Inc.(a)	11,491	$ 152,830
AbbVie, Inc.	115,083	28,959,486
Agios Pharmaceuticals, Inc.(a)	24,400	905,484
Aktis Oncology, Inc.(a)	23,229	748,671
Allogene Therapeutics, Inc.(a)	85,040	176,883
Alnylam Pharmaceuticals, Inc.(a)	8,378	2,522,029
Amgen, Inc.	53,219	19,271,664
Annexon, Inc.(a)	16,787	95,854
Apogee Therapeutics, Inc.(a)	23,470	3,115,173
Arcus Biosciences, Inc.(a)	51,616	1,591,321
Argenx SE, ADR(a)	8,058	7,475,971
Avalo Therapeutics, Inc.(a)	27,026	499,440
Beam Therapeutics, Inc.(a)	14,611	501,449
Bicara Therapeutics, Inc.(a)	14,144	419,935
Biogen, Inc.(a)	31,869	6,885,616
Biohaven Ltd.(a)	30,469	453,379
BioMarin Pharmaceutical, Inc.(a)	29,577	1,692,396
BioNTech SE, ADR(a)	3,695	343,820
Bridgebio Oncology Therapeutics, Inc., (Acquired 08/08/25, Cost: $167,000)(a)(b)	15,582	118,735
BridgeBio Oncology Therapeutics, Inc.(a)	60,030	457,429
Bridgebio Pharma, Inc.(a)	7,857	585,189
Bright Minds Biosciences, Inc.(a)	8,368	587,434
Cogent Biosciences, Inc.(a)	103,620	4,010,094
Corvus Pharmaceuticals, Inc.(a)	9,689	144,754
Cytokinetics, Inc.(a)	59,440	5,063,694
Denali Therapeutics, Inc.(a)	22,218	571,447
Dianthus Therapeutics, Inc.(a)	16,460	1,604,521
Dyne Therapeutics, Inc.(a)	23,908	530,997
Eikon Therapeutics, Inc.(a)(c)	63,218	824,995
Enanta Pharmaceuticals, Inc.(a)	42,512	619,825
Erasca, Inc.(a)	62,282	1,141,006
Exelixis, Inc.(a)	19,863	1,080,746
Gilead Sciences, Inc.	166,662	21,056,077
Gossamer Bio, Inc.(a)(c)	31,955	5,260
Immunocore Holdings PLC, ADR(a)	16,565	525,939
Immunome, Inc.(a)	25,340	536,955
Incyte Corp.(a)	34,568	3,918,628
Insmed, Inc.(a)	30,918	3,296,477
Intellia Therapeutics, Inc.(a)	59,711	1,010,310
Ionis Pharmaceuticals, Inc.(a)	14,983	1,188,002
Kailera Therapeutics, Inc.(a)(c)	41,127	906,028
Kailera Therapeutics, Inc., Series B, (Acquired 10/31/25, Cost: $504,000)(a)(b)	36,000	793,080
Kodiak Sciences, Inc.(a)	11,389	443,715
Kymera Therapeutics, Inc.(a)	4,712	540,325
Madrigal Pharmaceuticals, Inc.(a)	2,494	1,339,153
MapLight Therapeutics, Inc.(a)	4,464	159,990
Moderna, Inc.(a)	81,325	5,695,190
Monte Rosa Therapeutics, Inc.(a)	27,954	676,487
MoonLake Immunotherapeutics(a)	14,299	278,402
Natera, Inc.(a)	4,111	1,115,931
Neurocrine Biosciences, Inc.(a)	10,232	1,724,450
Nuvalent, Inc., Class A(a)	28,618	3,534,323
Oruka Therapeutics, Inc.(a)	23,783	2,263,428
Palvella Therapeutics, Inc.(a)	4,480	684,634
Protagonist Therapeutics, Inc.(a)	29,705	3,641,239
PTC Therapeutics, Inc.(a)	4,329	353,116
Regeneron Pharmaceuticals, Inc.	7,712	4,808,740
REGENXBIO, Inc.(a)	18,415	220,612
Security	Shares	Value
Biotechnology (continued)
Relay Therapeutics, Inc.(a)	30,472	$ 570,131
Revolution Medicines, Inc.(a)	32,101	6,011,875
Rhythm Pharmaceuticals, Inc.(a)	27,009	2,998,809
Roivant Sciences Ltd.(a)	55,068	1,948,856
Sagimet Biosciences, Inc., Series A(a)	52,449	405,431
Scholar Rock Holding Corp.(a)	19,764	1,087,020
Stoke Therapeutics, Inc.(a)	41,095	1,344,628
Summit Therapeutics, Inc.(a)	25,126	366,086
Syndax Pharmaceuticals, Inc.(a)	5,165	112,907
Tango Therapeutics, Inc.(a)	19,426	607,257
Ultragenyx Pharmaceutical, Inc.(a)	11,623	388,092
United Therapeutics Corp.(a)	4,903	2,656,592
Upstream Bio, Inc.(a)	30,052	207,960
Vaxcyte, Inc.(a)	13,092	761,038
Vertex Pharmaceuticals, Inc.(a)	31,983	15,886,916
Viridian Therapeutics, Inc.(a)	45,005	826,742
Vor BioPharma, Inc.(a)	10,020	184,468
Zealand Pharma A/S(a)	7,187	319,035
		190,552,601
Health Care Equipment & Supplies — 10.1%
Abbott Laboratories	119,561	10,848,965
Boston Scientific Corp.(a)	133,603	5,702,176
Dexcom, Inc.(a)	57,910	3,900,239
Edwards Lifesciences Corp.(a)	149,905	13,560,406
EXO Imaging, Inc., (Acquired 06/24/21, Cost: $595,999)(a)(b)(d)	1,017	376
Glaukos Corp.(a)	7,625	1,065,670
IDEXX Laboratories, Inc.(a)	5,896	3,103,890
Intuitive Surgical, Inc.(a)	16,457	6,544,620
Medline, Inc., Class A(a)	47,171	1,860,424
Novocure Ltd.(a)	49,947	756,697
Nucleix Ltd., (Acquired 04/10/24, Cost: $200,000)(a)(b)(d)	200	146,110
Orchestra BioMed Holdings, Inc.(a)	17,635	76,095
Penumbra, Inc.(a)	11,606	3,664,595
Stryker Corp.	19,938	6,277,280
		57,507,543
Health Care Providers & Services — 11.1%
Cencora, Inc., Class A	4,124	1,167,009
CVS Health Corp.	41,701	4,313,968
Elevance Health, Inc.	27,515	10,640,876
HCA Healthcare, Inc.	10,127	3,948,416
Humana, Inc.	10,819	4,297,523
McKesson Corp.	2,451	1,851,976
Quest Diagnostics, Inc.	7,463	1,581,783
RadNet, Inc.(a)	9,485	584,940
UnitedHealth Group, Inc.	84,166	34,981,915
		63,368,406
Life Sciences Tools & Services — 8.7%
Agilent Technologies, Inc.	23,884	3,172,512
Bio-Techne Corp.	17,090	1,207,409
Bruker Corp.	36,061	2,170,151
Charles River Laboratories International, Inc.(a)	4,936	1,119,435
Danaher Corp.	57,611	10,973,743
Illumina, Inc.(a)	14,875	2,615,471
IQVIA Holdings, Inc.(a)	12,502	2,415,636
Mettler-Toledo International, Inc.(a)	860	1,098,659
Thermo Fisher Scientific, Inc.	36,239	18,168,785
Waters Corp.(a)	15,073	5,652,978
West Pharmaceutical Services, Inc.	2,911	1,045,049
		49,639,828
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals — 32.8%
Alumis, Inc.(a)	25,795	$ 725,871
AstraZeneca PLC	22,678	4,234,078
Axsome Therapeutics, Inc.(a)	8,010	1,960,608
Bristol-Myers Squibb Co.	81,467	4,694,129
Daiichi Sankyo Co. Ltd.	60,800	977,680
Definium Therapeutics, Inc.(a)	7,322	344,427
Elanco Animal Health, Inc.(a)	41,073	1,010,806
Eli Lilly & Co.	59,379	71,220,954
EyePoint, Inc.(a)	16,320	233,376
Galderma Group AG	16,599	3,775,400
Johnson & Johnson	175,604	44,598,148
LB Pharmaceuticals, Inc.(a)	48,308	1,567,836
Maze Therapeutics, Inc.(a)	15,965	476,396
MBX Biosciences, Inc.(a)	28,457	1,570,826
Merck & Co., Inc.	232,628	29,892,698
Novartis AG, ADR	21,810	3,418,063
Ocular Therapeutix, Inc.(a)	22,645	222,374
Pfizer, Inc.	354,263	8,530,653
Teva Pharmaceutical Industries Ltd., ADR(a)	195,347	6,618,356
UCB SA	4,719	1,412,732
WaVe Life Sciences Ltd.(a)	30,090	174,823
		187,660,234
Total Common Stocks — 96.0% (Cost: $332,451,058)		548,728,612

	Beneficial Interest (000)
Other Interests
Biotechnology — 0.0%
Affinivax, Inc., (Acquired 08/18/22, Cost: $ —)(b)(d)(e)	$6	23,172
Total Other Interests — 0.0% (Cost: $ — )		23,172

	Shares
Preferred Securities
Preferred Stocks — 0.6%(a)(b)(d)
Biotechnology — 0.5%
Adarx Pharamaceuticals, Inc., Series C, (Acquired 08/02/23, Cost: $440,003)	52,885	748,851
Angitia Biopharmaceuticals Ltd., Series D, (Acquired 01/27/26, Cost: $567,428)	57,448	568,161
Cellarity, Inc., Series B, Class B, (Acquired 01/15/21, Cost: $265,002)	44,167	25,617
Genesis Therapeutics, Inc., Series B, (Acquired 08/10/23, Cost: $292,001)	57,170	422,486
Goldfinch Bio, Inc., Series B, (Acquired 06/26/20, Cost: $175,737)	168,216	50,465
Kartos Therapeutics, Inc.
(Acquired 02/12/26, Cost: $42,736)	42,736	44,240
Series C, (Acquired 08/22/23, Cost: $485,124)	85,817	485,724
Security	Shares	Value
Biotechnology (continued)
Kartos Therapeutics, Inc. (continued)
Series D, (Acquired 02/19/25, Cost: $133,467)	23,610	$ 133,633
Laronde, Inc., Series B, (Acquired 07/28/21, Cost: $590,800)	21,100	352,159
		2,831,336
Health Care Equipment & Supplies — 0.1%
EXO Imaging, Inc., Series D, (Acquired 07/24/24, Cost: $28,863)	47,496	35,147
Nucleix Ltd., Series AA, (Acquired 03/25/21, Cost: $1,070,001)	367,395	242,481
Quanta Dialysis Technologies Ltd., Series D, (Acquired 06/18/21, Cost: $515,759)	4,243,029	174,473
Swift Health Systems, Inc., Series D, (Acquired 08/27/21, Cost: $286,998)	93	207
		452,308
Pharmaceuticals — 0.0%
Insitro, Inc., Series C, (Acquired 03/10/21, Cost: $560,000)	30,616	204,821
		3,488,465
Total Preferred Securities — 0.6% (Cost: $5,453,919)		3,488,465
Rights
Biotechnology — 0.0%
Arcellx, Inc., CVR	8,208	575
Blueprint Medicines Corp., CVR(d)	15,552	15,396
Korro Bio, Inc., CVR(d)	28,060	—
Mirati Therapeutics, Inc. CVR(d)	15,747	12,440
		28,411
Health Care Equipment & Supplies — 0.0%
Abiomed, Inc., CVR(d)	14,359	21,826
Hologic, Inc., CVR	12,193	122
		21,948
Total Rights — 0.0% (Cost: $33,519)		50,359
Warrants
Biotechnology — 0.0%
Goldfinch Ltd., (Issued/Exercisable 02/10/26, 1 Share for 1 Warrant, Expires 11/20/35, Strike Price USD 1.18)(a)(d)	21,784	—
Total Warrants — 0.0% (Cost: $22,758)		—
Total Long-Term Investments — 96.6% (Cost: $337,961,254)		552,290,608

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(f)(g)(h)	687,087	$ 687,293
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.54%(f)(g)	19,047,042	19,047,042
Total Short-Term Securities — 3.5% (Cost: $19,734,331)		19,734,335
Total Investments — 100.1% (Cost: $357,695,585)		572,024,943
Liabilities in Excess of Other Assets — (0.1)%		(567,828)
Net Assets — 100.0%		$ 571,457,115

(a)	Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $4,569,938, representing 0.8% of its net assets as of period end, and an original cost of $6,920,918.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 893,600	$ —	$ (206,550)(a)	$ 239	$ 4	$ 687,293	687,087	$ 5,549 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	4,021,533	15,025,509 (a)	—	—	—	19,047,042	19,047,042	206,449	—
				$ 239	$ 4	$ 19,734,335		$ 211,998	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$ 189,321,751	$ 1,230,850	$ —	$ 190,552,601
Health Care Equipment & Supplies	57,361,057	—	146,486	57,507,543
Health Care Providers & Services	63,368,406	—	—	63,368,406
Life Sciences Tools & Services	49,639,828	—	—	49,639,828
Pharmaceuticals	177,260,344	10,399,890	—	187,660,234
Other Interests	—	—	23,172	23,172
Preferred Securities
Preferred Stocks	—	—	3,488,465	3,488,465
Rights	—	697	49,662	50,359
Warrants	—	—	—	—
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Health Sciences Trust (BME)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 19,734,335	$ —	$ —	$ 19,734,335
	$556,685,721	$11,631,437	$3,707,785	$572,024,943
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
June 30, 2026
BlackRock Resources & Commodities Strategy Trust (BCX)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Chemicals — 13.5%
Air Liquide SA	39,094	$ 7,741,665
CF Industries Holdings, Inc.	77,151	8,352,367
Corteva, Inc.	448,435	37,977,960
Linde PLC	24,396	12,660,060
Novonesis Novozymes B, Class B	248,236	15,668,317
Nutrien Ltd.	656,891	41,351,289
		123,751,658
Construction Materials — 2.9%
Cemex SAB de CV, ADR	1,073,972	12,887,664
CRH PLC	128,158	13,712,906
		26,600,570
Containers & Packaging — 4.8%
Packaging Corp. of America	97,870	23,320,464
Smurfit WestRock PLC	450,952	20,861,039
		44,181,503
Energy Equipment & Services — 2.8%
Aker Solutions ASA	877,375	3,938,485
Subsea 7 SA	427,669	14,603,437
TechnipFMC PLC	104,669	6,939,555
		25,481,477
Food Products — 3.5%
Bunge Global SA	262,170	27,981,404
Hofseth International, (Acquired 05/26/21, Cost: $10,198,056)(a)(b)(c)	18,993,283	4,605,130
		32,586,534
Machinery — 2.4%
Deere & Co.	34,580	21,935,131
Metals & Mining — 36.0%
Anglo American PLC	824,412	40,439,418
Anglogold Ashanti PLC	256,480	20,746,667
ArcelorMittal SA, ADR, Registered Shares(d)	224,009	13,489,822
Barrick Mining Corp.	832,223	30,567,551
First Quantum Minerals Ltd.(b)	361,624	9,877,887
Freeport-McMoRan, Inc.	143,802	9,043,708
Glencore PLC	6,064,754	41,352,046
Newmont Corp.	91,810	8,575,054
Norsk Hydro ASA	1,091,173	9,873,779
Polyus PJSC(a)(b)	1,047,320	13
Rio Tinto PLC	281,333	26,615,442
Royal Gold, Inc.	114,628	22,880,895
Vale SA, ADR	2,026,118	30,472,815
Valterra Platinum Ltd.	96,094	6,458,187
Wheaton Precious Metals Corp.	441,882	49,632,186
Zijin Mining Group Co. Ltd., Class H	2,956,000	10,452,402
		330,477,872
Security	Shares	Value
Oil, Gas & Consumable Fuels — 29.9%
Chevron Corp.	293,429	$ 48,638,791
ConocoPhillips	213,606	22,206,480
Exxon Mobil Corp.	499,013	68,225,057
Gazprom PJSC(a)(b)	5,430,000	690
Permian Resources Corp., Class A	501,336	9,229,596
Shell PLC, ADR	919,896	71,328,744
Suncor Energy, Inc.	593,277	31,917,528
Valero Energy Corp.	45,218	11,776,576
Williams Cos., Inc.	149,427	11,108,403
		274,431,865
Paper & Forest Products — 1.8%
Mondi PLC	792,006	7,190,364
Precious Woods Holding AG, Registered Shares(b)	20,000	123,762
UPM-Kymmene OYJ	334,240	8,859,830
		16,173,956
Total Long-Term Investments — 97.6% (Cost: $719,064,871)		895,620,566
Short-Term Securities
Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(e)(f)(g)	4,938,300	4,939,782
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.54%(e)(f)	23,645,320	23,645,320
Total Short-Term Securities — 3.1% (Cost: $28,584,639)		28,585,102
Total Investments — 100.7% (Cost: $747,649,510)		924,205,668
Liabilities in Excess of Other Assets — (0.7)%		(6,814,657)
Net Assets — 100.0%		$ 917,391,011

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $4,605,130, representing 0.5% of its net assets as of period end, and an original cost of $10,198,056.

(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Trust.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Resources & Commodities Strategy Trust (BCX)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 19,044	$ 4,921,134 (a)	$ —	$ (859)	$ 463	$ 4,939,782	4,938,300	$ 6,471 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	35,543,763	—	(11,898,443)(a)	—	—	23,645,320	23,645,320	418,196	—
				$ (859)	$ 463	$ 28,585,102		$ 424,667	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$ 116,009,993	$ 7,741,665	$ —	$ 123,751,658
Construction Materials	26,600,570	—	—	26,600,570
Containers & Packaging	44,181,503	—	—	44,181,503
Energy Equipment & Services	21,542,992	3,938,485	—	25,481,477
Food Products	27,981,404	—	4,605,130	32,586,534
Machinery	21,935,131	—	—	21,935,131
Metals & Mining	195,286,585	135,191,274	13	330,477,872
Oil, Gas & Consumable Fuels	274,431,175	—	690	274,431,865
Paper & Forest Products	—	16,173,956	—	16,173,956
Short-Term Securities
Money Market Funds	28,585,102	—	—	28,585,102
	$756,554,455	$163,045,380	$4,605,833	$924,205,668
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)
June 30, 2026
BlackRock Science and Technology Term Trust (BSTZ)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.3%
Kratos Defense & Security Solutions, Inc.(a)	158,852	$ 7,920,361
Automobiles — 0.7%
Tesla, Inc.(a)	41,780	17,572,668
Communications Equipment — 4.0%
Lumentum Holdings, Inc.(a)	110,329	94,668,902
Diversified Consumer Services — 0.0%
Think & Learn Private Ltd., (Acquired 09/30/20, Cost: $7,113,729)(a)(b)(c)	4,651	—
Diversified Telecommunication Services — 3.1%
Space Exploration Technologies Corp., Class A(a)(d)	431,967	73,805,882
Electric Utilities — 0.3%
Oklo, Inc., Class A(a)	113,077	5,917,319
Electrical Equipment — 2.4%
Bloom Energy Corp., Class A(a)	51,827	15,688,033
Siemens Energy AG(a)	70,317	13,405,337
Vertiv Holdings Co., Class A	69,830	23,380,480
X-Energy, Inc.(a)(d)	258,244	4,741,360
		57,215,210
Electronic Equipment, Instruments & Components — 11.5%
Celestica, Inc.(a)(d)	85,129	31,055,059
Chroma ATE, Inc.	391,000	27,171,944
Coherent Corp.(a)	61,038	24,077,660
Elite Material Co. Ltd.	418,000	72,264,044
Fabrinet(a)	63,513	35,699,387
Flex Ltd.(a)	219,812	35,624,931
Gold Circuit Electronics Ltd.	954,000	36,637,050
Unimicron Technology Corp.	372,000	12,814,635
		275,344,710
Entertainment — 0.8%
Take-Two Interactive Software, Inc.(a)	75,797	18,947,734
IT Services(a) — 3.5%
Automattic, Inc., (Acquired 02/03/21, Cost: $34,000,000)(b)(c)	400,000	5,732,000
Cloudflare, Inc., Class A	68,209	16,730,304
CoreWeave, Inc., Class A	106,676	10,618,529
Deep Instinct Ltd.(b)	197,438	11,846
DigitalOcean Holdings, Inc.	175,063	27,490,143
Farmer’ s Business Network, Inc.(b)	361,834	365,452
Snowflake, Inc., Class A	90,783	23,104,274
		84,052,548
Life Sciences Tools & Services — 0.4%
Tempus AI, Inc., Class A(a)(d)	174,423	10,104,324
Metals & Mining — 0.3%
JX Advanced Metals Corp.	261,700	7,222,730
Professional Services — 0.6%
Planet Labs PBC, Class A(a)	407,908	13,513,992
Semiconductors & Semiconductor Equipment — 32.3%
Advanced Micro Devices, Inc.(a)	102,660	59,636,221
Alchip Technologies Ltd.	252,000	33,750,406
ASMPT Ltd.	1,752,900	54,036,615
ASPEED Technology, Inc.	17,000	8,970,191
Cerebras Systems, Inc., Class A(a)(d)	41,315	9,130,615
Credo Technology Group Holding Ltd.(a)	237,555	64,603,082
Jentech Precision Industrial Co. Ltd.	123,000	13,509,128
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
KLA Corp.	196,489	$ 59,282,696
Lasertec Corp.	90,500	28,746,267
Lattice Semiconductor Corp.(a)(d)	152,429	23,315,540
MACOM Technology Solutions Holdings, Inc., Class H(a)	90,532	34,435,657
Marvell Technology, Inc.	34,971	10,417,511
Micron Technology, Inc.	93,055	107,412,456
Monolithic Power Systems, Inc.	27,731	38,334,225
Mythic AI, Inc., (Acquired 01/26/21, Cost: $7,000,000)(a)(b)(c)	10,189	—
NVIDIA Corp.	443,361	88,712,103
SiTime Corp.(a)	14,304	10,664,490
Teradyne, Inc.	41,343	20,003,397
Tokyo Electron Ltd.	75,800	36,751,917
Tower Semiconductor Ltd.(a)	275,264	71,744,809
		773,457,326
Software(a) — 5.5%
Anthropic PBC, Series H, (Acquired 05/28/26, Cost: $4,985,965)(b)(c)	8,465	4,985,965
Crowdstrike Holdings, Inc., Class A	9,677	7,384,906
Databricks, Inc., (Acquired 07/24/20, Cost: $5,501,686)(b)(c)	343,659	69,920,860
Datadog, Inc., Class A	77,422	20,157,592
DataRobot, Inc., (Acquired 03/01/21, Cost: $1,384,813)(b)(c)	92,093	77,358
Minimax Group, Inc.(d)	122,840	6,597,164
Snorkel AI, Inc., (Acquired 10/13/20, Cost: $2,017,593)(b)(c)	500,250	14,507,250
Snyk Ltd., Ordinary Shares, (Acquired 11/02/20, Cost: $9,287,400)(b)(c)	1,267,643	3,422,636
World Labs Technologies, Inc., Series C(b)	16,257	5,323,356
		132,377,087
Technology Hardware, Storage & Peripherals — 4.6%
Asia Vital Components Co. Ltd.	565,000	45,702,963
Sandisk Corp.(a)	23,227	52,811,927
Seagate Technology Holdings PLC	11,099	10,710,535
		109,225,425
Total Common Stocks — 70.3% (Cost: $829,969,049)		1,681,346,218
Preferred Securities
Preferred Stocks — 29.7%(a)(b)
Communications Equipment — 0.8%
Astranis Space Technologies Corp., Series C	775,515	20,171,145
Consumer Staples Distribution & Retail — 2.0%
GrubMarket, Inc., Series D, (Acquired 07/23/20, Cost: $8,000,001)(c)	1,762,969	47,459,125
Diversified Consumer Services — 0.0%
Think & Learn Private Ltd., Series F, (Acquired 09/30/20, Cost: $14,251,080)(c)	4,920	—
Entertainment — 0.1%
ResearchGate GmbH, Series D, (Acquired 09/24/20, Cost: $6,999,988)(c)	424,688	2,509,906
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Science and Technology Term Trust (BSTZ)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services(c)(e) — 1.0%
Trumid Holdings LLC
Class J-A, (Acquired 07/24/20, Cost: $9,999,857)	20,154	$ 11,389,428
Class J-B, (Acquired 07/24/20, Cost: $5,999,914)	20,154	11,389,429
		22,778,857
Interactive Media & Services — 1.4%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $9,831,013)(c)	97,613	32,626,169
Professional Services — 0.3%
Rapyd Financial Network Ltd., (Acquired 03/31/21, Cost: $13,999,978)(c)	190,705	6,657,511
Semiconductors & Semiconductor Equipment(c) — 8.9%
PsiQuantum Corp.
Series C, (Acquired 09/09/19, Cost: $9,101,310)	1,962,335	88,717,165
Series D, (Acquired 05/21/21, Cost: $19,999,969)	762,595	36,825,713
SambaNova Systems, Inc.
Series C, (Acquired 02/20/20, Cost: $33,904,162)	636,800	78,441,024
Series D, (Acquired 04/09/21, Cost: $6,999,979)	73,670	9,533,635
		213,517,537
Software(c) — 15.2%
Anthropic PBC, Series F, (Acquired 08/18/25, Cost: $21,999,968)	156,064	91,923,179
Databricks, Inc.
Series F, (Acquired 10/22/19, Cost: $13,200,019)	922,038	187,597,852
Series G, (Acquired 02/01/21, Cost: $18,500,004)	312,909	63,664,465
DataRobot, Inc., Series F, (Acquired 10/27/20, Cost: $11,499,999)	875,059	2,616,426
Snorkel AI, Inc., Series B, (Acquired 10/13/20, Cost: $999,996)	247,943	7,232,497
Snyk Ltd., Seed Preferred, (Acquired 11/02/20, Cost: $13,212,590)	2,663,936	7,192,627
Unqork, Inc.
Series B, (Acquired 09/19/19, Cost: $6,801,016)	597,680	2,581,978
Series C, (Acquired 09/18/20, Cost: $7,994,787)	292,000	1,734,480
		364,543,504
		710,263,754
Total Preferred Securities — 29.7% (Cost: $250,295,640)		710,263,754
Total Long-Term Investments — 100.0% (Cost: $1,080,264,689)		2,391,609,972
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(f)(g)(h)	23,791,239	$ 23,798,377
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.54%(f)(g)	3,842,455	3,842,455
Total Short-Term Securities — 1.1% (Cost: $27,639,519)		27,640,832
Total Investments — 101.1% (Cost: $1,107,904,208)		2,419,250,804
Liabilities in Excess of Other Assets — (1.1)%		(26,945,279)
Net Assets — 100.0%		$ 2,392,305,525

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $788,738,678, representing 33.0% of its net assets as of period end, and an original cost of $304,586,816.

(d)	All or a portion of this security is on loan.
(e)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Science and Technology Term Trust (BSTZ)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 17,510,497	$ 6,290,498 (a)	$ —	$ (3,433)	$ 815	$ 23,798,377	23,791,239	$ 222,225 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	12,114,497	—	(8,272,042)(a)	—	—	3,842,455	3,842,455	207,521	—
				$ (3,433)	$ 815	$ 27,640,832		$ 429,746	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 7,920,361	$ —	$ —	$ 7,920,361
Automobiles	17,572,668	—	—	17,572,668
Communications Equipment	94,668,902	—	—	94,668,902
Diversified Consumer Services	—	—	—	—
Diversified Telecommunication Services	73,805,882	—	—	73,805,882
Electric Utilities	5,917,319	—	—	5,917,319
Electrical Equipment	43,809,873	13,405,337	—	57,215,210
Electronic Equipment, Instruments & Components	126,457,037	148,887,673	—	275,344,710
Entertainment	18,947,734	—	—	18,947,734
IT Services	77,943,250	—	6,109,298	84,052,548
Life Sciences Tools & Services	10,104,324	—	—	10,104,324
Metals & Mining	—	7,222,730	—	7,222,730
Professional Services	13,513,992	—	—	13,513,992
Semiconductors & Semiconductor Equipment	597,692,802	175,764,524	—	773,457,326
Software	27,542,498	6,597,164	98,237,425	132,377,087
Technology Hardware, Storage & Peripherals	63,522,462	45,702,963	—	109,225,425
Preferred Securities
Preferred Stocks	—	—	710,263,754	710,263,754
Short-Term Securities
Money Market Funds	27,640,832	—	—	27,640,832
	$1,207,059,936	$397,580,391	$814,610,477	$2,419,250,804
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Science and Technology Term Trust (BSTZ)

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Preferred Stocks	Total
Assets
Opening balance, as of December 31, 2025	$ 81,887,824	$ 556,573,045	$ 638,460,869
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	(8,739,880)	(8,739,880)
Net change in unrealized appreciation (depreciation)(a)(b)	12,472,998	181,821,191	194,294,189
Purchases	9,985,901	—	9,985,901
Sales	—	(19,390,602)	(19,390,602)
Closing balance, as of June 30, 2026	$ 104,346,723	$ 710,263,754	$ 814,610,477
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026(b)	$ 12,472,998	$ 160,821,211	$ 173,294,209

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$104,346,723	Market	Revenue Multiple	1.00x -23.75x	19.21x
			Volatility	45% - 80%	71%
			Time to Exit	3.0 - 4.0 years	3.2 years

Preferred Stocks	710,263,754	Market	Revenue Multiple	1.80x - 45.17x	22.39x
			Time to Exit	3.0 - 4.0 years	3.8 years
			Volatility	36% - 80%	71%
			Market Adjustment Multiple	1.30x	—
			Gross Profit Multiple	10.10x	—

	$814,610,477

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)
June 30, 2026
BlackRock Science and Technology Trust (BST)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.5%
Anduril Industries, Inc., Series G, Preference Shares(a)(b)	139,772	$ 9,637,279
Automobiles — 1.1%
Hyundai Motor Co.	22,409	7,304,532
Tesla, Inc.(b)	32,085	13,494,951
		20,799,483
Broadline Retail — 1.3%
Amazon.com, Inc.(b)(c)	101,560	24,205,810
Chemicals — 0.7%
Resonac Holdings Corp.	123,400	13,726,798
Communications Equipment(b) — 1.9%
Arista Networks, Inc.	94,456	16,046,185
Astranis Space Technologies Corp., Series E(a)	259,960	5,739,917
Lumentum Holdings, Inc.	16,327	14,009,546
		35,795,648
Diversified Consumer Services(a)(b)(d) — 0.1%
Grammarly, Inc., (Acquired 11/17/21, Cost: $18,749,975)	715,323	2,889,905
Think & Learn Private Ltd., (Acquired 09/30/20, Cost: $1,524,948)	997	—
		2,889,905
Diversified Telecommunication Services — 3.1%
Space Exploration Technologies Corp., Class A(b)(e)	341,635	58,371,756
Electrical Equipment — 1.1%
Vertiv Holdings Co., Class A	64,203	21,496,449
Electronic Equipment, Instruments & Components — 3.5%
Chroma ATE, Inc.	141,000	9,798,578
Coherent Corp.(b)	42,508	16,768,131
Corning, Inc.	58,558	14,957,470
Flex Ltd.(b)	89,939	14,576,414
Unimicron Technology Corp.	297,000	10,231,039
		66,331,632
Entertainment — 0.6%
Take-Two Interactive Software, Inc.(b)	45,449	11,361,341
Financial Services — 0.6%
Plaid(a)(b)	42,651	11,942,280
Interactive Media & Services — 3.2%
Alphabet, Inc., Class A	168,449	60,198,619
Patreon, Inc., (Acquired 08/19/21, Cost: $3,352,226)(a)(b)(d)	59,524	784,526
		60,983,145
IT Services(b) — 1.1%
Automattic, Inc., (Acquired 02/03/21, Cost: $7,999,945)(a)(d)	94,117	1,348,697
CoreWeave, Inc., Class A	74,628	7,428,471
Deep Instinct Ltd.(a)	49,350	2,961
Farmer’ s Business Network, Inc.(a)	203,366	205,400
Waabi Innovation, Inc., Series C(a)	1,018,268	11,923,918
		20,909,447
Semiconductors & Semiconductor Equipment — 39.2%
Advanced Micro Devices, Inc.(b)	70,289	40,831,583
ASE Technology Holding Co. Ltd.	1,165,000	25,998,778
ASML Holding NV, ADR, Registered Shares(f)	12,182	24,235,358
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc.(c)	295,593	$ 111,660,256
Cerebras Systems, Inc., Class A(b)(e)	25,713	5,682,573
Credo Technology Group Holding Ltd.(b)	88,690	24,119,246
Intel Corp.(b)	323,670	45,194,042
Lam Research Corp.	218,659	94,751,504
Marvell Technology, Inc.	44,313	13,200,400
Micron Technology, Inc.	10,937	12,624,470
Monolithic Power Systems, Inc.	19,778	27,340,316
NVIDIA Corp.(c)	664,544	132,968,609
Rivos, Inc.(a)(b)	6,192,446	3,405,845
SK Hynix, Inc.	56,865	100,342,966
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	134,457	64,212,629
Teradyne, Inc.	33,013	15,973,010
		742,541,585
Software — 10.9%
Anthropic PBC, Series H, (Acquired 05/28/26, Cost: $4,985,965)(a)(b)(d)	8,465	4,985,965
Canva, Inc.(a)(b)	9,375	10,732,969
Crowdstrike Holdings, Inc., Class A(b)	33,554	25,606,400
Databricks, Inc., (Acquired 07/24/20, Cost: $960,476)(a)(b)(d)	59,997	12,206,990
Databricks, Inc., Series L(a)(b)	5,263	1,070,810
Datadog, Inc., Class A(b)	52,714	13,724,617
DataRobot, Inc., (Acquired 03/01/21, Cost: $583,275)(a)(b)(d)	38,789	32,583
Deepgram, Inc., Series C(a)(b)	125,168	2,535,904
Microsoft Corp.(c)	153,224	57,155,616
OpenAI, Series C(a)(b)	43,625	30,000,341
Palo Alto Networks, Inc.(b)	77,609	26,466,221
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $997,636)(a)(b)(d)	66,422	1,926,238
Snyk Ltd., Ordinary Shares, (Acquired 09/02/21, Cost: $5,192,307)(a)(b)(d)	361,972	977,324
Teya Services Ltd., Series C, (Acquired 12/17/21, Cost: $24,999,987)(a)(b)(d)	12,871	3,019,408
World Labs Technologies, Inc., Series C(a)(b)	48,771	15,970,045
		206,411,431
Specialty Retail — 0.0%
AceVector Limited, (Acquired 08/31/18, Cost: $1,998,435)(a)(b)(d)	168,640	39,658
Technology Hardware, Storage & Peripherals — 10.0%
Apple, Inc.	285,939	82,739,309
Samsung Electronics Co. Ltd.	200,869	44,572,251
Sandisk Corp.(b)	15,372	34,951,778
Western Digital Corp.	41,353	26,412,988
		188,676,326
Total Common Stocks — 78.9% (Cost: $706,533,595)		1,496,119,973
Preferred Securities
Preferred Stocks — 20.8%(a)
Aerospace & Defense — 3.3%
Anduril Industries, Inc., Series F(b)	920,107	63,441,378
Communications Equipment — 0.9%
Astranis, Series D(b)	856,310	17,340,277
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Science and Technology Trust (BST)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Consumer Staples Distribution & Retail — 1.0%
Grubmarket, Inc., Series E, (Acquired 10/18/21, Cost: $6,999,994)(b)(d)	709,724	$ 19,105,770
Diversified Consumer Services(b)(d) — 0.1%
Grammarly, Inc., Series 3, (Acquired 11/17/21, Cost: $6,249,992)	238,441	963,302
Think & Learn Private Ltd., Series F, (Acquired 09/30/20, Cost: $3,052,975)	1,054	—
		963,302
Diversified Telecommunication Services — 0.2%
Discord, Inc., Series I, (Acquired 09/13/21, Cost: $7,000,088)(b)(d)	12,713	3,046,162
Financial Services(b)(d)(g) — 0.6%
Trumid Holdings LLC
Class J-A, (Acquired 07/24/20, Cost: $2,499,716)	5,038	2,847,075
Class J-B, (Acquired 07/24/20, Cost: $1,499,830)	5,038	2,847,074
Class L, (Acquired 09/15/21, Cost: $9,999,695)	11,420	6,453,670
		12,147,819
Interactive Media & Services(b)(d) — 0.4%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $1,369,467)	15,860	5,301,046
Patreon, Inc., Series D, (Acquired 07/14/21, Cost: $6,666,632)	119,047	1,569,040
		6,870,086
Professional Services — 0.2%
Ant Group Co., Ltd.(b)	1,703,548	3,679,664
Semiconductors & Semiconductor Equipment(d) — 4.4%
Celestial AI, Inc., (Acquired 02/04/26, Cost: $2,178,096)	168,367	8,563,146
PsiQuantum Corp.(b)
Series C, (Acquired 09/09/19, Cost: $3,200,234)	690,003	31,195,036
Series D, (Acquired 05/21/21, Cost: $5,000,025)	190,650	9,206,488
Sambanova Systems, Inc., Series E2, (Acquired 02/05/26, Cost: $2,000,000)(b)	92,184	10,434,307
SambaNova Systems, Inc., Series C, (Acquired 02/20/20, Cost: $9,972,125)(b)	187,300	23,071,614
		82,470,591
Software(b)(d) — 9.4%
Anthropic PBC, Series F, (Acquired 08/18/25, Cost: $21,999,968)	156,064	91,923,179
Bolt Financial, Inc., Series E, (Acquired 01/18/22, Cost: $0)	598,682	101,776
Databricks, Inc.
Series F, (Acquired 10/22/19, Cost: $3,999,999)	279,405	56,847,741
Series G, (Acquired 02/01/21, Cost: $4,500,001)	76,113	15,485,951
DataRobot, Inc., Series F, (Acquired 10/27/20, Cost: $2,999,996)	228,276	682,545
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $4,999,985)	332,896	10,040,143
Snyk Ltd., Series F, (Acquired 09/02/21, Cost: $4,807,688)	337,018	2,049,069
Unqork, Inc.
Series B, (Acquired 09/19/19, Cost: $3,198,416)	281,080	1,214,266
Series C, (Acquired 09/18/20, Cost: $1,303,260)	47,600	282,744
		178,627,414
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 0.3%
PsiQuantum Corp., Series E(b)	121,615	$ 6,254,659
		393,947,122
Total Preferred Securities — 20.8% (Cost: $154,945,270)		393,947,122
Warrants
Software — 0.0%
Constellation Software, Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(b)	3,923	—
Total Warrants — 0.0% (Cost: $ — )		—
Total Long-Term Investments — 99.7% (Cost: $861,478,865)		1,890,067,095
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(h)(i)(j)	25,071,769	25,079,290
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.54%(h)(i)	6,550,546	6,550,546
Total Short-Term Securities — 1.7% (Cost: $31,627,527)		31,629,836
Total Investments — 101.4% (Cost: $893,106,392)		1,921,696,931
Liabilities in Excess of Other Assets — (1.4)%		(26,997,769)
Net Assets — 100.0%		$ 1,894,699,162

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(d)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $331,442,438, representing 17.5% of its net assets as of period end, and an original cost of $186,843,357.

(e)	All or a portion of this security is on loan.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Science and Technology Trust (BST)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,772,248	$ 23,305,043 (a)	$ —	$ (310)	$ 2,309	$ 25,079,290	25,071,769	$ 41,042 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	9,275,567	—	(2,725,021)(a)	—	—	6,550,546	6,550,546	288,965	—
				$ (310)	$ 2,309	$ 31,629,836		$ 330,007	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ —	$ —	$ 9,637,279	$ 9,637,279
Automobiles	13,494,951	7,304,532	—	20,799,483
Broadline Retail	24,205,810	—	—	24,205,810
Chemicals	—	13,726,798	—	13,726,798
Communications Equipment	30,055,731	—	5,739,917	35,795,648
Diversified Consumer Services	—	—	2,889,905	2,889,905
Diversified Telecommunication Services	58,371,756	—	—	58,371,756
Electrical Equipment	21,496,449	—	—	21,496,449
Electronic Equipment, Instruments & Components	46,302,015	20,029,617	—	66,331,632
Entertainment	11,361,341	—	—	11,361,341
Financial Services	—	—	11,942,280	11,942,280
Interactive Media & Services	60,198,619	—	784,526	60,983,145
IT Services	7,428,471	—	13,480,976	20,909,447
Semiconductors & Semiconductor Equipment	612,793,996	126,341,744	3,405,845	742,541,585
Software	122,952,854	—	83,458,577	206,411,431
Specialty Retail	—	—	39,658	39,658
Technology Hardware, Storage & Peripherals	144,104,075	44,572,251	—	188,676,326
Preferred Securities
Preferred Stocks	—	—	393,947,122	393,947,122
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	31,629,836	—	—	31,629,836
	$1,184,395,904	$211,974,942	$525,326,085	$1,921,696,931
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Science and Technology Trust (BST)

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Convertible Notes	Preferred Stocks	Warrants	Total
Assets
Opening balance, as of December 31, 2025	$ 78,601,586	$ 17	$ 316,518,634	$ — (a)	$ 395,120,237
Transfers into Level 3	12,000,492	—	—	—	12,000,492
Transfers out of Level 3	—	—	—	—	—
Accrued discounts/premiums	—	—	—	—	—
Net realized gain (loss)	—	(1,662,535)	(23,676,897)	—	(25,339,432)
Net change in unrealized appreciation (depreciation)(b)(c)	(4,027,638)	1,662,518	126,560,921	—	124,195,801
Purchases	54,986,031	—	4,178,098	—	59,164,129
Sales	(10,181,508)	—	(29,633,634)	—	(39,815,142)
Closing balance, as of June 30, 2026	$ 131,378,963	$ —	$ 393,947,122	$ — (a)	$ 525,326,085
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026(c)	$ 2,692,459	$ —	$ 128,175,175	$ — (a)	$ 130,867,634

(a)	Rounds to less than $1.
(b)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$131,378,963	Market	Revenue Multiple	1.00x - 45.17x	22.06x
			Volatility	45% - 80%	60%
			Time to Exit	2.6- 4.0 years	3.7 years
			Gross Profit Multiple	20.75x

Preferred Stock	393,947,122	Market	Revenue Multiple	1.80x - 45.17x	24.25x
			Volatility	60% - 80%	72%
			Time to Exit	2.6 -4.0 years	3.6 years
			Market Adjustment Multiple	1.30x	—
			Terminal Growth Rate	5%	—
			Gross Profit Multiple	10.10x	—
		Income	Discount Rate	5%-10%	5%

	$525,326,085

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
June 30, 2026
BlackRock Technology and Private Equity Term Trust (BTX)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense(a) — 0.9%
Anduril Industries, Inc., (Acquired 04/28/26, Cost: $7,671,195), Preference Shares(b)(c)	111,253	$ 7,670,894
Kratos Defense & Security Solutions, Inc.	82,972	4,136,984
Relativity Space, Inc.(b)	30,412	31,325
		11,839,203
Automobiles — 0.7%
Tesla, Inc.(a)	20,710	8,710,626
Communications Equipment(a) — 4.8%
Astranis Space Technologies Corp., Series E(b)	415,935	9,183,845
Lumentum Holdings, Inc.	58,695	50,363,831
		59,547,676
Diversified Consumer Services — 0.3%
Grammarly, Inc., (Acquired 11/17/21, Cost: $26,250,012)(a)(b)(c)	1,001,454	4,045,874
Diversified Telecommunication Services — 3.1%
Space Exploration Technologies Corp., Class A(a)	225,459	38,521,925
Electric Utilities — 0.2%
Oklo, Inc., Class A(a)	58,284	3,050,002
Electrical Equipment — 2.5%
Bloom Energy Corp., Class A(a)	27,708	8,387,212
Siemens Energy AG(a)	38,400	7,320,633
Vertiv Holdings Co., Class A	38,283	12,817,914
X-Energy, Inc.(a)(d)	112,868	2,072,256
		30,598,015
Electronic Equipment, Instruments & Components — 12.4%
Celestica, Inc.(a)(d)	44,841	16,357,997
Chroma ATE, Inc.	212,000	14,732,614
Coherent Corp.(a)	35,131	13,858,126
Elite Material Co. Ltd.	251,000	43,393,002
Fabrinet(a)	35,209	19,790,275
Flex Ltd.(a)	121,040	19,616,953
Gold Circuit Electronics Ltd.	515,000	19,777,862
Unimicron Technology Corp.	198,000	6,820,693
		154,347,522
Entertainment — 0.8%
Take-Two Interactive Software, Inc.(a)	38,527	9,630,979
Interactive Media & Services — 0.2%
Patreon, Inc., (Acquired 08/19/21, Cost: $11,732,736)(a)(b)(c)	208,333	2,745,829
IT Services(a) — 4.0%
Cloudflare, Inc., Class A	37,975	9,314,508
CoreWeave, Inc., Class A	57,114	5,685,128
DigitalOcean Holdings, Inc.	93,218	14,638,022
Snowflake, Inc., Class A	46,439	11,818,725
Waabi Innovation, Inc., Series C(b)	678,777	7,948,479
		49,404,862
Life Sciences Tools & Services — 0.5%
Tempus AI, Inc., Class A(a)(d)	98,283	5,693,534
Metals & Mining — 0.3%
JX Advanced Metals Corp.	136,700	3,772,821
Professional Services — 0.6%
Planet Labs PBC, Class A(a)	229,713	7,610,392
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 33.5%
Advanced Micro Devices, Inc.(a)	53,095	$ 30,843,416
Alchip Technologies Ltd.	134,000	17,946,645
ASMPT Ltd.	1,025,700	31,619,234
ASPEED Technology, Inc.	9,000	4,748,924
Cerebras Systems, Inc., Class A(a)(d)	21,236	4,693,156
Credo Technology Group Holding Ltd.(a)	123,656	33,628,249
Jentech Precision Industrial Co. Ltd.	68,000	7,468,461
KLA Corp.	105,678	31,884,109
Lasertec Corp.	52,900	16,803,067
Lattice Semiconductor Corp.(a)	82,782	12,662,335
MACOM Technology Solutions Holdings, Inc., Class H(a)	51,107	19,439,570
Marvell Technology, Inc.	16,917	5,039,405
Micron Technology, Inc.	49,064	56,634,085
Monolithic Power Systems, Inc.	15,254	21,086,519
NVIDIA Corp.	236,362	47,293,673
Rivos, Inc.(a)(b)	2,997,684	1,648,726
SiTime Corp.(a)	7,271	5,420,967
Teradyne, Inc.	22,016	10,652,221
Tokyo Electron Ltd.	42,100	20,412,345
Tower Semiconductor Ltd.(a)	147,655	38,484,799
		418,409,906
Software(a) — 7.7%
Anthropic PBC, Series H, (Acquired 05/28/26, Cost: $4,985,965)(b)(c)	8,465	4,985,966
Crowdstrike Holdings, Inc., Class A	4,988	3,806,542
Databricks, Inc., Series K(b)	100,000	20,346,000
Databricks, Inc., Series L(b)	5,263	1,070,810
Datadog, Inc., Class A	38,116	9,923,882
Deepgram, Inc., Series C(b)	125,167	2,535,883
Minimax Group, Inc.(d)	63,320	3,400,622
OpenAI, Series C(b)	33,445	22,999,688
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $2,999,997)(b)(c)	199,738	5,792,402
Snyk Ltd., Ordinary Shares, (Acquired 09/02/21, Cost: $25,961,537)(b)(c)	1,809,860	4,886,622
Teya Services Ltd., Series C, (Acquired 11/16/21, Cost: $49,999,974)(b)(c)	25,742	6,038,816
World Labs Technologies, Inc., Series C(b)	32,515	10,647,026
		96,434,259
Technology Hardware, Storage & Peripherals — 4.7%
Asia Vital Components Co. Ltd.	312,000	25,237,742
Sandisk Corp.(a)	12,126	27,571,250
Seagate Technology Holdings PLC	6,038	5,826,670
		58,635,662
Total Common Stocks — 77.2% (Cost: $674,083,003)		962,999,087
Preferred Securities
Preferred Stocks — 22.1%(a)(b)(c)
Aerospace & Defense — 0.2%
SkySafe, Inc., Series B, (Acquired 12/02/21, Cost: $4,999,999)	909,438	2,737,408
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Technology and Private Equity Term Trust (BTX)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets — 0.9%
Anchor Labs, Inc., Series D, (Acquired 11/24/21, Cost: $9,999,995)	428,785	$ 4,823,831
Varo Money, Inc., Series E, (Acquired 08/27/21, Cost: $40,000,001)	4,316,904	6,086,835
		10,910,666
Diversified Consumer Services — 0.1%
Grammarly, Inc., Series 3, (Acquired 11/17/21, Cost: $8,750,004)	333,818	1,348,625
Diversified Telecommunication Services — 0.6%
Discord, Inc., Series I, (Acquired 09/13/21, Cost: $17,999,912)	32,690	7,832,851
Entertainment — 0.4%
Under Canvas, Inc., Class A, (Acquired 08/19/21, Cost: $49,999,983)	2,172,486	4,822,919
Food Products — 0.0%
Motif Food Works, Inc., (Acquired 06/08/21, Cost: $30,567,892)	1,972,240	20
Hotels, Restaurants & Leisure — 0.1%
Dapper Labs, Inc., (Acquired 07/20/21, Cost: $29,999,946)	191,067	1,266,774
Interactive Media & Services — 0.5%
Patreon, Inc., Series D, (Acquired 07/14/21, Cost: $23,333,352)	416,667	5,491,671
Semiconductors & Semiconductor Equipment — 5.9%
PsiQuantum Corp., Series D, (Acquired 05/21/21, Cost: $39,999,990)	1,525,192	73,651,522
Software — 13.4%
Anthropic PBC, Series F, (Acquired 08/18/25, Cost: $16,999,988)	120,595	71,031,600
AnyRoad, Inc., Series B, (Acquired 12/07/21, Cost: $14,999,995)	2,745,894	4,722,938
Bolt Financial, Inc., Series E, (Acquired 01/18/22, Cost: $0)	898,024	152,664
Deepgram, Inc., Series B, (Acquired 10/22/21, Cost: $11,999,997)	2,165,400	33,758,586
Genesys Cloud Services, Inc., (Acquired 11/24/21, Cost: $25,259,768)	3,916,230	12,414,449
Open Space Labs, Inc., Series D, (Acquired 01/31/22, Cost: $15,000,003)	1,687,916	8,540,855
Security	Shares	Value
Software (continued)
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $10,999,994)	732,373	$ 22,088,370
Snyk Ltd., Series F, (Acquired 09/02/21, Cost: $24,038,470)	1,685,092	10,245,359
Validere Technologies, Inc., Series B, (Acquired 10/21/21, Cost: $10,000,000)	4,684,060	4,684,060
		167,638,881
Specialty Retail — 0.0%
Super73, Inc., Series C-1, (Acquired 10/25/22, Cost: $12,000,000)	1,400,669	14
		275,701,351
Total Preferred Securities — 22.1% (Cost: $396,949,289)		275,701,351
Total Long-Term Investments — 99.3% (Cost: $1,071,032,292)		1,238,700,438
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(e)(f)(g)	12,616,088	12,619,873
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.54%(e)(f)	9,512,707	9,512,707
Total Short-Term Securities — 1.7% (Cost: $22,131,671)		22,132,580
Total Investments — 101.0% (Cost: $1,093,163,963)		1,260,833,018
Liabilities in Excess of Other Assets — (1.0)%		(13,098,106)
Net Assets — 100.0%		$ 1,247,734,912

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $311,867,754, representing 25.0% of its net assets as of period end, and an original cost of $526,550,705.

(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Trust.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Technology and Private Equity Term Trust (BTX)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 12,671,613	$ —	$ (51,235)(a)	$ (1,414)	$ 909	$ 12,619,873	12,616,088	$ 97,412 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	20,680,975	—	(11,168,268)(a)	—	—	9,512,707	9,512,707	175,065	—
				$ (1,414)	$ 909	$ 22,132,580		$ 272,477	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 4,136,984	$ —	$ 7,702,219	$ 11,839,203
Automobiles	8,710,626	—	—	8,710,626
Communications Equipment	50,363,831	—	9,183,845	59,547,676
Diversified Consumer Services	—	—	4,045,874	4,045,874
Diversified Telecommunication Services	38,521,925	—	—	38,521,925
Electric Utilities	3,050,002	—	—	3,050,002
Electrical Equipment	23,277,382	7,320,633	—	30,598,015
Electronic Equipment, Instruments & Components	69,623,351	84,724,171	—	154,347,522
Entertainment	9,630,979	—	—	9,630,979
Interactive Media & Services	—	—	2,745,829	2,745,829
IT Services	41,456,383	—	7,948,479	49,404,862
Life Sciences Tools & Services	5,693,534	—	—	5,693,534
Metals & Mining	—	3,772,821	—	3,772,821
Professional Services	7,610,392	—	—	7,610,392
Semiconductors & Semiconductor Equipment	317,762,504	98,998,676	1,648,726	418,409,906
Software	13,730,424	3,400,622	79,303,213	96,434,259
Technology Hardware, Storage & Peripherals	33,397,920	25,237,742	—	58,635,662
Preferred Securities
Preferred Stocks	—	—	275,701,351	275,701,351
Short-Term Securities
Money Market Funds	22,132,580	—	—	22,132,580
	$649,098,817	$223,454,665	$388,279,536	$1,260,833,018
A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Preferred Stocks	Total
Assets
Opening balance, as of December 31, 2025	$ 50,938,695	$ 236,711,301	$ 287,649,996
Transfers into Level 3(a)	7,999,523	—	7,999,523
Transfers out of Level 3	—	—	—
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Technology and Private Equity Term Trust (BTX)

	Common Stocks	Preferred Stocks	Total
Accrued discounts/premiums	$ —	$ —	$ —
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(b)(c)	(16,989)	46,986,341	46,969,352
Purchases	53,656,956	—	53,656,956
Sales	—	(7,996,291)	(7,996,291)
Closing balance, as of June 30, 2026	$ 112,578,185	$ 275,701,351	$ 388,279,536
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026(c)	$ (1,433,829)	$ 59,112,437	$ 57,678,608

(a)
As of December 31, 2025, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2026, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.

(b)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $35.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$112,578,184	Market	Revenue Multiple	1.05x - 45.17x	22.28x
			Gross Profit Multiple	5.00x	—
			Time to Exit	3.0 - 5.0 years	3.5 years
			Volatility	45% - 80%	67%

Preferred Stocks	275,701,317	Market	Revenue Multiple	2.15x - 45.17x	21.63x
			Time to Exit	0.5 - 4.0 years	3.2 years
			Volatility	40% - 85%	68%
			Market Adjustment Multiple	1.30x	—
		Income	Discount Rate	10%	—

	$388,279,501

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
June 30, 2026
BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Building Products — 1.9%
Kingspan Group PLC	94,620	$ 8,653,040
Trane Technologies PLC	11,377	5,587,927
		14,240,967
Chemicals — 3.2%
Air Liquide SA	55,920	11,073,666
Linde PLC	24,656	12,794,985
		23,868,651
Commercial Services & Supplies — 0.8%
SPIE SA	96,276	5,542,797
Construction & Engineering — 2.7%
Primoris Services Corp.	36,662	3,633,937
Solv Energy, Inc., Class A(a)	107,962	3,676,106
Valmont Industries, Inc.	9,578	5,532,253
Vinci SA	47,652	6,959,483
		19,801,779
Diversified Telecommunication Services — 3.0%
Space Exploration Technologies Corp., Class A(a)(b)	131,270	22,428,792
Electric Utilities — 32.8%
American Electric Power Co., Inc.	187,498	25,651,601
Duke Energy Corp.	231,862	29,349,092
Elia Group SA	103,825	16,532,990
Entergy Corp.	164,612	18,907,334
Exelon Corp.	383,776	17,891,637
FirstEnergy Corp.	271,346	12,899,789
NextEra Energy, Inc.	521,110	45,737,825
PG&E Corp.	826,128	13,895,473
Public Power Corp. SA, Class R	369,484	9,720,481
Southern Co.	305,008	29,192,316
SSE PLC	230,881	7,448,804
Xcel Energy, Inc.	202,740	16,280,022
		243,507,364
Electrical Equipment — 7.9%
Array Technologies, Inc.(a)(b)	469,932	3,482,195
Contemporary Amperex Technology Co. Ltd., Class A	161,300	9,368,911
Hubbell, Inc., Class B	10,520	5,504,064
Nexans SA	32,499	5,409,229
Nextpower, Inc., Class A(a)	71,348	8,500,401
Prysmian SpA	33,308	5,607,171
Schneider Electric SE	17,989	5,886,462
Siemens Energy AG(a)	30,688	5,850,406
Vestas Wind Systems A/S	314,258	8,897,705
		58,506,544
Ground Transportation — 6.1%
Canadian Pacific Kansas City Ltd.	168,654	14,622,031
Union Pacific Corp.	111,944	30,448,768
		45,070,799
Independent Power and Renewable Electricity Producers — 4.4%
EDP Renewables SA	702,527	11,348,906
Fervo Energy Co., Class A(a)	105,378	3,080,199
Northland Power, Inc.	473,744	7,462,324
Security	Shares	Value
Independent Power and Renewable Electricity Producers (continued)
Orron Energy AB(a)	3,401,100	$ 2,632,723
RWE AG	119,100	7,702,197
		32,226,349
Industrial Conglomerates — 0.6%
Hitachi Ltd.	165,400	4,577,626
Media — 1.0%
SES SA	930,903	7,621,050
Multi-Utilities — 15.9%
CenterPoint Energy, Inc.	404,202	17,801,056
CMS Energy Corp.	213,434	16,327,701
Dominion Energy, Inc.	309,300	21,122,097
National Grid PLC	1,764,182	29,097,927
NiSource, Inc.	260,736	12,397,997
Sempra	225,090	20,868,094
		117,614,872
Oil, Gas & Consumable Fuels — 13.8%
Cheniere Energy, Inc.	91,160	21,788,152
Targa Resources Corp.	89,804	24,080,044
TC Energy Corp.	389,642	25,803,051
Williams Cos., Inc.	416,019	30,926,852
		102,598,099
Semiconductors & Semiconductor Equipment — 0.6%
First Solar, Inc.(a)	19,918	4,699,851
Transportation Infrastructure — 3.1%
Aena SME SA(c)	763,216	23,257,190
Total Long-Term Investments — 97.8% (Cost: $516,013,257)		725,562,730
Short-Term Securities
Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(d)(e)(f)	9,056,921	9,059,638
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.54%(d)(e)	15,576,520	15,576,520
Total Short-Term Securities — 3.3% (Cost: $24,635,310)		24,636,158
Total Investments — 101.1% (Cost: $540,648,567)		750,198,888
Liabilities in Excess of Other Assets — (1.1)%		(8,334,038)
Net Assets — 100.0%		$ 741,864,850

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Trust.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 9,058,948 (a)	$ —	$ (158)	$ 848	$ 9,059,638	9,056,921	$ 1,406 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	17,392,414	—	(1,815,894)(a)	—	—	15,576,520	15,576,520	262,055	—
				$ (158)	$ 848	$ 24,636,158		$ 263,461	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Building Products	$ 5,587,927	$ 8,653,040	$ —	$ 14,240,967
Chemicals	12,794,985	11,073,666	—	23,868,651
Commercial Services & Supplies	—	5,542,797	—	5,542,797
Construction & Engineering	12,842,296	6,959,483	—	19,801,779
Diversified Telecommunication Services	22,428,792	—	—	22,428,792
Electric Utilities	209,805,089	33,702,275	—	243,507,364
Electrical Equipment	17,486,660	41,019,884	—	58,506,544
Ground Transportation	45,070,799	—	—	45,070,799
Independent Power and Renewable Electricity Producers	10,542,523	21,683,826	—	32,226,349
Industrial Conglomerates	—	4,577,626	—	4,577,626
Media	7,621,050	—	—	7,621,050
Multi-Utilities	88,516,945	29,097,927	—	117,614,872
Oil, Gas & Consumable Fuels	102,598,099	—	—	102,598,099
Semiconductors & Semiconductor Equipment	4,699,851	—	—	4,699,851
Transportation Infrastructure	—	23,257,190	—	23,257,190
Short-Term Securities
Money Market Funds	24,636,158	—	—	24,636,158
	$564,631,174	$185,567,714	$—	$750,198,888
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Statements of Assets and Liabilities (unaudited)
June 30, 2026

	BGR	BDJ(a)	BOE	BGY
ASSETS
Investments, at value — unaffiliated(b)	$ 412,225,103	$ 1,794,582,389	$ 737,083,900	$ 568,103,321
Investments, at value — affiliated(c)	6,285,759	30,163,600	2,076,191	1,465,267
Cash	—	515,735	—	—
Cash pledged:
Collateral — exchange-traded options written	—	—	—	10,965,000
Collateral — OTC derivatives	—	50,000	—	9,118,349
Foreign currency, at value(d)	—	353,903	273,219	418,866
Receivables:
Investments sold	—	17,771,357	—	—
Options written	—	845,491	25,681	—
Dividends — unaffiliated	610,771	2,291,447	1,333,088	1,480,018
Dividends — affiliated	17,797	52,206	15,161	7,506
Deferred offering costs	—	213,912	—	—
Prepaid expenses	—	37,556	—	11,588
Total assets	419,139,430	1,846,877,596	740,807,240	591,569,915
LIABILITIES
Bank overdraft	3,379	—	9,327	448,296
Options written, at value(e)	—	22,914,657	9,660,669	8,595,134
Payables:
Investments purchased	172,810	12,479,042	—	—
Accounting services fees	10,842	23,138	14,528	12,040
Custodian fees	3,269	24,492	23,937	32,767
Deferred capital gain tax	—	—	—	1,698,803
Income dividend distributions	122,406	253,297	175,711	180,208
Investment advisory fees	358,857	1,175,077	493,502	477,886
IRS compliance fee for foreign withholding tax claims	236,105	—	544,127	—
Trustees’ and Officer’s fees	320,383	946,707	590,893	475,226
Options written	—	2,648,882	44,187	—
Other accrued expenses	4,723	6,424	9,640	6,260
Professional fees	40,010	75,751	46,074	100,904
Reorganization costs	366,447	648,030	570,564	—
Transfer agent fees	79,231	60,697	166,686	142,743
Total liabilities	1,718,462	41,256,194	12,349,845	12,170,267
Commitments and contingent liabilities
NET ASSETS	$ 417,420,968	$ 1,805,621,402	$ 728,457,395	$ 579,399,648
NET ASSETS CONSIST OF
Paid-in capital(f)(g)(h)	$ 443,975,513	$ 1,225,948,323	$ 542,965,361	$ 473,028,597
Accumulated earnings (loss)	(26,554,545)	579,673,079	185,492,034	106,371,051
NET ASSETS	$ 417,420,968	$ 1,805,621,402	$ 728,457,395	$ 579,399,648
Net asset value	$ 16.40	$ 10.20	$ 13.10	$ 6.39
(a) Consolidated Statement of Assets and Liabilities.
(b) Investments, at cost—unaffiliated	$241,771,795	$1,488,911,315	$551,784,004	$448,371,370
(c) Investments, at cost—affiliated	$6,285,759	$30,163,600	$2,076,191	$1,465,267
(d) Foreign currency, at cost	$—	$354,237	$273,013	$419,713
(e) Premiums received	$—	$18,128,725	$8,872,609	$7,401,189
(f) Shares outstanding	25,456,171	176,944,689	55,600,125	90,614,455
(g) Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
(h) Par value	$0.001	$0.001	$0.001	$0.001
See notes to financial statements.
Financial Statements

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2026

	CII	BMEZ	BME	BCX(a)
ASSETS
Investments, at value — unaffiliated(b)(c)	$ 1,084,856,542	$ 1,072,713,476	$ 552,290,608	$ 895,620,566
Investments, at value — affiliated(d)	14,163,066	18,245,930	19,734,335	28,585,102
Cash	—	15,204	—	12,685
Foreign currency, at value(e)	654	137,219	361	—
Receivables:
Investments sold	—	277,693	2,138,077	—
Options written	459,377	—	—	—
Securities lending income — affiliated	884	1,616	842	26,218
Dividends — unaffiliated	289,026	1,498,508	389,371	856,111
Dividends — affiliated	43,603	57,932	47,863	73,495
Deferred offering costs	—	—	22,143	—
Prepaid expenses	5,128	—	—	—
Total assets	1,099,818,280	1,092,947,578	574,623,600	925,174,177
LIABILITIES
Bank overdraft	7,668	—	569	—
Collateral on securities loaned	4,457,379	4,281,905	687,782	4,963,425
Options written, at value(f)	14,709,906	—	—	—
Payables:
Investments purchased	2,044,846	8,670,992	1,612,708	590,414
Accounting services fees	12,040	35,879	7,142	14,526
Custodian fees	6,405	15,220	9,127	10,140
Income dividend distributions	—	895,088	223,132	220,292
Investment advisory fees	742,901	1,037,092	445,417	790,009
IRS compliance fee for foreign withholding tax claims	—	—	—	192,474
Trustees’ and Officer’s fees	288,532	323,915	34,849	259,386
Options written	676,746	—	—	—
Other accrued expenses	3,009	122,655	7,672	70,050
Professional fees	45,014	135,846	46,167	127,359
Reorganization costs	—	—	—	321,322
Transfer agent fees	103,356	150,188	91,920	223,769
Total liabilities	23,097,802	15,668,780	3,166,485	7,783,166
Commitments and contingent liabilities
NET ASSETS	$ 1,076,720,478	$ 1,077,278,798	$ 571,457,115	$ 917,391,011
NET ASSETS CONSIST OF
Paid-in capital(g)(h)(i)	$ 557,104,811	$ 1,011,445,318	$ 357,612,495	$ 860,782,570
Accumulated earnings	519,615,667	65,833,480	213,844,620	56,608,441
NET ASSETS	$ 1,076,720,478	$ 1,077,278,798	$ 571,457,115	$ 917,391,011
Net asset value	$ 24.64	$ 17.24	$ 44.22	$ 12.03
(a) Consolidated Statement of Assets and Liabilities.
(b) Investments, at cost—unaffiliated	$608,151,970	$958,447,291	$337,961,254	$719,064,871
(c) Securities loaned, at value	$4,322,685	$4,073,997	$536,427	$4,880,712
(d) Investments, at cost—affiliated	$14,163,198	$18,245,930	$19,734,331	$28,584,639
(e) Foreign currency, at cost	$620	$138,776	$363	$—
(f) Premiums received	$15,147,574	$—	$—	$—
(g) Shares outstanding	43,704,109	62,501,404	12,924,103	76,238,090
(h) Shares authorized	200 million	Unlimited	Unlimited	Unlimited
(i) Par value	$0.10	$0.001	$0.001	$0.001
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2026

	BSTZ(a)	BST(a)	BTX	BUI
ASSETS
Investments, at value — unaffiliated(b)(c)	$ 2,391,609,972	$ 1,890,067,095	$ 1,238,700,438	$ 725,562,730
Investments, at value — affiliated(d)	27,640,832	31,629,836	22,132,580	24,636,158
Cash	—	6,496	128,026	—
Foreign currency, at value(e)	1,898,164	603,917	868,059	148,724
Receivables:
Investments sold	10,547,649	—	5,689,222	—
Securities lending income — affiliated	74,399	4,030	39,174	1,287
Dividends — unaffiliated	676,643	338,081	367,090	1,447,168
Dividends — affiliated	57,018	43,736	24,375	48,527
Deferred offering costs	—	177,070	—	98,049
Prepaid expenses	11,208	—	2,981	—
Total assets	2,432,515,885	1,922,870,261	1,267,951,945	751,942,643
LIABILITIES
Bank overdraft	700,859	—	—	1,885
Collateral on securities loaned	23,795,389	25,078,228	12,612,785	9,059,090
Payables:
Investments purchased	9,321,118	558,174	4,584,027	—
Accounting services fees	47,064	12,040	29,402	12,040
Custodian fees	11,956	12,374	6,948	7,621
Deferred capital gain tax	1,830,353	—	—	—
Income dividend distributions	1,465,007	423,098	743,808	—
Investment advisory fees	2,345,065	1,495,505	1,222,867	602,670
IRS compliance fee for foreign withholding tax claims	—	—	—	177,430
Offering costs	—	155,196	—	55,783
Trustees’ and Officer’s fees	324,252	109,385	310,938	8,584
Other accrued expenses	48,546	78,070	382,452	53,566
Professional fees	139,059	85,293	124,133	74,888
Transfer agent fees	181,692	163,736	199,673	24,236
Total liabilities	40,210,360	28,171,099	20,217,033	10,077,793
Commitments and contingent liabilities
NET ASSETS	$ 2,392,305,525	$ 1,894,699,162	$ 1,247,734,912	$ 741,864,850
NET ASSETS CONSIST OF
Paid-in capital(f)(g)(h)	$ 942,673,325	$ 729,492,325	$ 2,834,242,223	$ 475,043,755
Accumulated earnings (loss)	1,449,632,200	1,165,206,837	(1,586,507,311)	266,821,095
NET ASSETS	$ 2,392,305,525	$ 1,894,699,162	$ 1,247,734,912	$ 741,864,850
Net asset value	$ 34.80	$ 54.57	$ 10.69	$ 27.94
(a) Consolidated Statement of Assets and Liabilities.
(b) Investments, at cost—unaffiliated	$1,080,264,689	$861,478,865	$1,071,032,292	$516,013,257
(c) Securities loaned, at value	$24,127,007	$25,542,348	$12,580,614	$9,232,349
(d) Investments, at cost—affiliated	$27,639,519	$31,627,527	$22,131,671	$24,635,310
(e) Foreign currency, at cost	$1,898,602	$604,044	$868,306	$148,784
(f) Shares outstanding	68,744,150	34,720,019	116,710,298	26,548,823
(g) Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
(h) Par value	$0.001	$0.001	$0.001	$0.001
See notes to financial statements.
Financial Statements

Statements of Operations (unaudited)
Six Months Ended June 30, 2026

	BGR	BDJ(a)	BOE	BGY
INVESTMENT INCOME
Dividends — unaffiliated	$6,532,342	$17,745,751	$8,557,100	$9,169,021
Dividends — affiliated	85,108	340,809	200,814	88,869
Interest — unaffiliated	—	2,499	—	—
Securities lending income — affiliated — net	—	324	26	—
Other income — unaffiliated	9,662	8,808	—	39,765
Foreign taxes withheld	(162,246)	(137,266)	(452,172)	(782,123)
Foreign withholding tax claims	284,346	282,919	234,986	833,052
IRS compliance fee for foreign withholding tax claims	(38,562)	—	(17,535)	55,282
Total investment income	6,710,650	18,243,844	8,523,219	9,403,866
EXPENSES
Investment advisory	2,161,106	6,912,585	3,568,813	2,853,859
Reorganization	152,246	270,704	235,669	—
Professional	61,514	95,021	76,569	138,608
Accounting services	21,838	46,633	29,274	24,306
Trustees and Officer	16,020	74,037	35,451	28,969
Transfer agent	8,270	74,286	3,636	1,782
Custodian	7,037	51,874	60,430	78,126
Registration	4,703	32,415	10,360	16,884
Printing and postage	4,592	9,562	5,290	4,945
Miscellaneous	14,223	109,166	65,447	101,064
Total expenses excluding interest expense	2,451,549	7,676,283	4,090,939	3,248,543
Interest expense — unaffiliated	—	2,499	1,317	7,792
Total expenses	2,451,549	7,678,782	4,092,256	3,256,335
Less fees waived and/or reimbursed by the Manager	(1,800)	(7,227)	(628,804)	(1,893)
Total expenses after fees waived and/or reimbursed	2,449,749	7,671,555	3,463,452	3,254,442
Net investment income	4,260,901	10,572,289	5,059,767	6,149,424
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	10,718,466	280,641,660	53,703,536	53,378,550
Foreign currency transactions	23,914	28,763	(154,463)	(240,517)
Options written	—	(50,980,160)	(23,819,963)	(27,623,689)
	10,742,380	229,690,263	29,729,110	25,514,344
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	56,193,236	(87,442,258)	4,733,403 (b)	(1,589,164)(b)
Foreign currency translations	1,778	(8,809)	(29,977)	(27,079)
Options written	—	(4,068,464)	50,542	1,965,347
	56,195,014	(91,519,531)	4,753,968	349,104
Net realized and unrealized gain	66,937,394	138,170,732	34,483,078	25,863,448
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$71,198,295	$148,743,021	$39,542,845	$32,012,872
(a) Consolidated Statement of Operations.
(b) Net of reduction in deferred capital gain tax of	$—	$—	$118,960	$761,367
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Statements of Operations (unaudited) (continued)
Six Months Ended June 30, 2026

	CII	BMEZ	BME	BCX(a)
INVESTMENT INCOME
Dividends — unaffiliated	$4,507,994	$13,530,659	$3,621,962	$12,141,388
Dividends — affiliated	312,646	519,720	206,449	418,196
Interest — unaffiliated	—	—	—	49,000
Securities lending income — affiliated — net	7,084	15,615	5,549	6,471
Other income — unaffiliated	3,417	—	—	75,995
Foreign taxes withheld	(584)	(210,026)	(26,948)	(577,546)
Foreign withholding tax claims	116,204	—	—	728,457
IRS compliance fee for foreign withholding tax claims	—	—	—	(84,179)
Total investment income	4,946,761	13,855,968	3,807,012	12,757,782
EXPENSES
Investment advisory	4,254,080	6,398,707	2,711,511	4,930,214
Professional	49,899	48,581	45,417	75,711
Trustees and Officer	34,186	39,138	17,315	35,047
Accounting services	24,306	72,429	14,413	29,275
Offering	22,498	—	—	—
Custodian	13,881	19,786	16,850	22,281
Transfer agent	12,005	9,011	8,110	2,562
Printing and postage	11,410	5,923	5,807	4,140
Registration	7,567	14,824	4,471	14,205
Reorganization	—	—	—	133,764
Miscellaneous	28,283	153,407	19,214	23,911
Total expenses excluding interest expense	4,458,115	6,761,806	2,843,108	5,271,110
Interest expense — unaffiliated	—	307	—	—
Total expenses	4,458,115	6,762,113	2,843,108	5,271,110
Less fees waived and/or reimbursed by the Manager	(6,625)	(11,025)	(4,347)	(8,855)
Total expenses after fees waived and/or reimbursed	4,451,490	6,751,088	2,838,761	5,262,255
Net investment income	495,271	7,104,880	968,251	7,495,527
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	103,054,564	5,282,235	26,940,382	72,906,962
Investments — affiliated	(1,035)	(307)	239	(859)
Foreign currency transactions	865	6,261	604	47,887
Options written	(56,206,442)	—	—	—
	46,847,952	5,288,189	26,941,225	72,953,990
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	79,442,721	37,272,576	(4,430,503)	(11,193,943)
Investments — affiliated	(132)	—	4	463
Foreign currency translations	(363)	(24,904)	(1,658)	1,806
Options written	(2,131,270)	—	—	—
	77,310,956	37,247,672	(4,432,157)	(11,191,674)
Net realized and unrealized gain	124,158,908	42,535,861	22,509,068	61,762,316
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$124,654,179	$49,640,741	$23,477,319	$69,257,843
(a) Consolidated Statement of Operations.
See notes to financial statements.
Financial Statements

Statements of Operations (unaudited) (continued)
Six Months Ended June 30, 2026

	BSTZ(a)	BST(a)	BTX	BUI
INVESTMENT INCOME
Dividends — unaffiliated	$1,757,794	$2,278,989	$987,965	$9,187,936
Dividends — affiliated	207,521	288,965	175,065	262,055
Securities lending income — affiliated — net	222,225	41,042	97,412	1,406
Other income — unaffiliated	—	—	—	46,723
Foreign taxes withheld	(170,594)	(130,038)	(92,025)	(364,724)
Foreign withholding tax claims	—	—	—	328,712
IRS compliance fee for foreign withholding tax claims	—	—	—	(87,340)
Total investment income	2,016,946	2,478,958	1,168,417	9,374,768
EXPENSES
Investment advisory	11,820,780	7,763,704	6,291,683	3,396,896
Professional	125,312	95,864	89,787	80,029
Accounting services	94,662	24,306	65,168	24,306
Trustees and Officer	57,460	44,251	32,736	19,407
Custodian	32,030	24,554	19,070	17,449
Registration	12,809	6,526	27,211	4,470
Transfer agent	11,808	30,299	95,028	30,089
Proxy	10,892	—	—	—
Printing and postage	6,045	7,351	81,738	5,266
Offering	—	115,285	—	—
Miscellaneous	165,793	194,571	181,936	26,676
Total expenses excluding interest expense	12,337,591	8,306,711	6,884,357	3,604,588
Interest expense — unaffiliated	117	—	54	139
Total expenses	12,337,708	8,306,711	6,884,411	3,604,727
Less fees waived and/or reimbursed by the Manager	(4,405)	(6,111)	(3,704)	(5,550)
Total expenses after fees waived and/or reimbursed	12,333,303	8,300,600	6,880,707	3,599,177
Net investment income (loss)	(10,316,357)	(5,821,642)	(5,712,290)	5,775,591
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	206,547,537	153,688,198	64,112,406	43,041,544
Investments — affiliated	(3,433)	(310)	(1,414)	(158)
Foreign currency transactions	(111,412)	(385,242)	22,057	75,112
	206,432,692	153,302,646	64,133,049	43,116,498
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	546,122,494 (b)	319,547,862	310,614,604	57,061,533
Investments — affiliated	815	2,309	909	848
Foreign currency translations	(10,056)	(2,231)	(7,003)	(26,687)
	546,113,253	319,547,940	310,608,510	57,035,694
Net realized and unrealized gain	752,545,945	472,850,586	374,741,559	100,152,192
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$742,229,588	$467,028,944	$369,029,269	$105,927,783
(a) Consolidated Statement of Operations.
(b) Net of increase in deferred capital gain tax of	$(81,188)	$—	$—	$—
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Statements of Changes in Net Assets

	BGR		BDJ(a)
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$4,260,901	$9,123,084	$10,572,289	$29,626,668
Net realized gain	10,742,380	30,419,057	229,690,263	152,831,617
Net change in unrealized appreciation (depreciation)	56,195,014	853,821	(91,519,531)	94,963,482
Net increase in net assets resulting from operations	71,198,295	40,395,962	148,743,021	277,421,767
DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income	(14,861,313)(c)	(9,274,490)	(65,717,258)(c)	(151,434,573)
Return of capital	—	(20,575,155)	—	—
Decrease in net assets resulting from distributions to shareholders	(14,861,313)	(29,849,645)	(65,717,258)	(151,434,573)
CAPITAL SHARE TRANSACTIONS
Redemption of shares resulting from share repurchase program (including transaction costs)	—	(9,032,106)	—	—
NET ASSETS
Total increase in net assets	56,336,982	1,514,211	83,025,763	125,987,194
Beginning of period	361,083,986	359,569,775	1,722,595,639	1,596,608,445
End of period	$417,420,968	$361,083,986	$1,805,621,402	$1,722,595,639

(a)	Consolidated Statements of Changes in Net Assets.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets (continued)

	BOE		BGY
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$5,059,767	$8,347,591	$6,149,424	$8,690,620
Net realized gain	29,729,110	68,738,880	25,514,344	30,252,136
Net change in unrealized appreciation (depreciation)	4,753,968	25,418,448	349,104	44,262,009
Net increase in net assets resulting from operations	39,542,845	102,504,919	32,012,872	83,204,765
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income and net realized gain	(27,588,782)(b)	(56,008,915)	(23,161,055)(b)	(38,848,700)
Return of capital	—	—	—	(8,171,337)
Decrease in net assets resulting from distributions to shareholders	(27,588,782)	(56,008,915)	(23,161,055)	(47,020,037)
CAPITAL SHARE TRANSACTIONS
Redemption of shares resulting from share repurchase program (including transaction costs)	—	(34,701,871)	—	(28,595,928)
NET ASSETS
Total increase in net assets	11,954,063	11,794,133	8,851,817	7,588,800
Beginning of period	716,503,332	704,709,199	570,547,831	562,959,031
End of period	$728,457,395	$716,503,332	$579,399,648	$570,547,831

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Statements of Changes in Net Assets (continued)

	CII		BMEZ
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$495,271	$(291,942)	$7,104,880	$(4,204,215)
Net realized gain	46,847,952	117,950,891	5,288,189	58,780,368
Net change in unrealized appreciation (depreciation)	77,310,956	90,213,573	37,247,672	45,361,280
Net increase in net assets resulting from operations	124,654,179	207,872,522	49,640,741	99,937,433
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income and net realized gain	(36,936,602)(b)	(159,497,832)	(41,250,927)(b)	(24,338,179)
Return of capital	—	—	—	(119,956,518)
Decrease in net assets resulting from distributions to shareholders	(36,936,602)	(159,497,832)	(41,250,927)	(144,294,697)
CAPITAL SHARE TRANSACTIONS
Reinvestment of distributions	61,806,784	1,509,986	—	—
Redemption of shares resulting from share repurchase program (including transaction costs)	—	(22,239,867)	—	(550,636,007)
Net increase (decrease) in net assets derived from capital share transactions	61,806,784	(20,729,881)	—	(550,636,007)
NET ASSETS
Total increase (decrease) in net assets	149,524,361	27,644,809	8,389,814	(594,993,271)
Beginning of period	927,196,117	899,551,308	1,068,888,984	1,663,882,255
End of period	$1,076,720,478	$927,196,117	$1,077,278,798	$1,068,888,984

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets (continued)

	BME		BCX
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 06/30/26 (unaudited)(a)	Year Ended 12/31/25(a)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$968,251	$1,733,585	$7,495,527	$17,471,400
Net realized gain	26,941,225	28,434,860	72,953,990	61,532,731
Net change in unrealized appreciation (depreciation)	(4,432,157)	46,800,772	(11,191,674)	135,783,754
Net increase in net assets resulting from operations	23,477,319	76,969,217	69,257,843	214,787,885
DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income and net realized gain	(20,324,444)(c)	(31,246,920)	(31,882,769)(c)	(22,217,066)
Return of capital	—	(9,575,682)	—	(42,509,217)
Decrease in net assets resulting from distributions to shareholders	(20,324,444)	(40,822,602)	(31,882,769)	(64,726,283)
CAPITAL SHARE TRANSACTIONS
Redemption of shares resulting from share repurchase program (including transaction costs)	—	(13,977,639)	—	(38,612,680)
NET ASSETS
Total increase in net assets	3,152,875	22,168,976	37,375,074	111,448,922
Beginning of period	568,304,240	546,135,264	880,015,937	768,567,015
End of period	$571,457,115	$568,304,240	$917,391,011	$880,015,937

(a)	Consolidated Statements of Changes in Net Assets.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Statements of Changes in Net Assets (continued)

	BSTZ(a)		BST(a)
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment loss	$(10,316,357)	$(18,015,080)	$(5,821,642)	$(10,505,216)
Net realized gain	206,432,692	262,326,462	153,302,646	220,172,793
Net change in unrealized appreciation (depreciation)	546,113,253	70,047,668	319,547,940	41,081,463
Net increase in net assets resulting from operations	742,229,588	314,359,050	467,028,944	250,749,040
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(67,025,546)(c)	(196,402,227)	(52,080,029)(c)	(145,875,153)
CAPITAL SHARE TRANSACTIONS
Redemption of shares resulting from a repurchase offer	—	(74,446,790)	—	—
NET ASSETS
Total increase in net assets	675,204,042	43,510,033	414,948,915	104,873,887
Beginning of period	1,717,101,483	1,673,591,450	1,479,750,247	1,374,876,360
End of period	$2,392,305,525	$1,717,101,483	$1,894,699,162	$1,479,750,247

(a)	Consolidated Statements of Changes in Net Assets.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets (continued)

	BTX		BUI
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(5,712,290)	$(9,793,663)	$5,775,591	$6,461,206
Net realized gain	64,133,049	87,344,247	43,116,498	99,023,539
Net change in unrealized appreciation (depreciation)	310,608,510	(68,864,058)	57,035,694	(1,971,673)
Net increase in net assets resulting from operations	369,029,269	8,686,526	105,927,783	103,513,072
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(36,763,744)(b)	—	(20,652,812)(b)	(62,079,407)
Return of capital	—	(154,204,051)	—	—
Decrease in net assets resulting from distributions to shareholders	(36,763,744)	(154,204,051)	(20,652,812)	(62,079,407)
CAPITAL SHARE TRANSACTIONS
Net proceeds from the issuance of shares	—	—	—	35,318,486
Proceeds from rights offering (Note 10)	—	—	64,744,600	—
Reinvestment of distributions	—	—	796,716	3,442,438
Redemption of shares resulting from share repurchase program (including transaction costs)	—	(723,974,503)	—	—
Net increase (decrease) in net assets derived from capital share transactions	—	(723,974,503)	65,541,316	38,760,924
NET ASSETS
Total increase (decrease) in net assets	332,265,525	(869,492,028)	150,816,287	80,194,589
Beginning of period	915,469,387	1,784,961,415	591,048,563	510,853,974
End of period	$1,247,734,912	$915,469,387	$741,864,850	$591,048,563

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Statements of Cash Flows (unaudited)
Six Months Ended June 30, 2026

	BDJ(a)	BOE	BGY	CII
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$148,743,021	$39,542,845	$32,012,872	$124,654,179
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments and principal paydowns/payups	1,083,025,109	306,321,426	248,618,372	430,090,990
Purchases of long-term investments	(985,422,700)	(265,050,870)	(197,248,275)	(326,757,928)
Net proceeds from sales of short-term securities	12,018,263	3,429,640	7,067,992	2,513,219
Premiums paid on closing options written	(157,316,996)	(57,414,604)	(52,708,036)	(132,497,166)
Premiums received from options written	106,024,759	35,465,023	26,806,956	76,404,440
Net realized gain on investments and options written	(229,102,530)	(29,822,233)	(25,771,412)	(46,835,951)
Net unrealized (appreciation) depreciation on investments, options written and foreign currency translations	91,510,722	(4,665,188)	386,007	(77,311,307)
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	75,841	4,679	24,459	7,966
Dividends — unaffiliated	(464,114)	77,779	(224,714)	56,496
Securities lending income — affiliated	455	576	1,031	311
Prepaid expenses	(37,556)	—	(11,588)	(5,128)
Deferred offering costs.	(765)	—	—	—
Increase (Decrease) in Liabilities
Collateral on securities loaned	(2,126,170)	—	—	(187,995)
Payables
Accounting services fees	(379)	(238)	(206)	(206)
Custodian fees	3,477	7,049	6,138	1,451
Deferred capital gain tax	—	(118,960)	(761,367)	—
Investment advisory fees	2,298	(8,529)	(2,605)	66,075
IRS compliance fee for foreign withholding tax claims	—	17,535	(1,760,371)	—
Trustees’ and Officer’s fees	(51,739)	(45,250)	(42,560)	(12,943)
Other accrued expenses	(17,001)	(6,487)	(12,198)	(6,999)
Professional fees	(33,464)	(67,724)	(249)	(8,086)
Reorganization costs	262,629	235,669	—	—
Transfer agent fees	39,857	(51,415)	(40,845)	(8,321)
Net cash provided by operating activities	67,133,017	27,850,723	36,339,401	50,163,097
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to shareholders	(66,237,166)	(27,582,394)	(23,163,475)	(50,156,764)
Increase (decrease) in bank overdraft	—	(1,686)	439,268	(6,333)
Net cash used for financing activities	(66,237,166)	(27,584,080)	(22,724,207)	(50,163,097)
CASH IMPACT FROM FOREIGN EXCHANGE FLUCTUATIONS
Cash impact from foreign exchange fluctuations	(189)	203	(823)	(10)
CASH AND FOREIGN CURRENCY
Net increase (decrease) in restricted and unrestricted cash and foreign currency	895,662	266,846	13,614,371	(10)
Restricted and unrestricted cash and foreign currency at beginning of period	23,976	6,373	6,887,844	664
Restricted and unrestricted cash and foreign currency at end of period	$919,638	$273,219	$20,502,215	$654
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$2,499	$1,317	$7,792	$—
NON-CASH FINANCING ACTIVITIES
Reinvestment of distributions	$—	$—	$—	$61,806,784
Financial Statements

Statements of Cash Flows (unaudited) (continued)
Six Months Ended June 30, 2026
	BDJ(a)	BOE	BGY	CII
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AND FOREIGN CURRENCY AT THE END OF PERIOD TO THE CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
Cash	$515,735	$—	$—	$—
Cash pledged
Collateral — exchange-traded options written	—	—	10,965,000	—
Collateral — OTC derivatives	50,000	—	9,118,349	—
Foreign currency at value	353,903	273,219	418,866	654
	$919,638	$273,219	$20,502,215	$654

(a)	Consolidated Statement of Cash Flows.
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Statements of Cash Flows (unaudited) (continued)
Six Months Ended June 30, 2026

	BMEZ	BSTZ(a)	BST(a)	BTX
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$49,640,741	$742,229,588	$467,028,944	$369,029,269
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments	292,502,003	637,561,716	502,607,127	371,102,000
Purchases of long-term investments	(261,207,546)	(566,328,432)	(487,545,898)	(356,457,266)
Net proceeds from sales (purchases) of short-term securities	4,048,550	1,981,544	(20,580,022)	11,219,503
Net realized gain on investments	(4,761,020)	(204,630,814)	(110,532,743)	(46,740,360)
Net unrealized (appreciation) depreciation on investments and foreign currency translations	(37,271,000)	(546,204,325)	(319,551,840)	(310,615,171)
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	(23,704)	(1,127)	19,227	11,618
Dividends — unaffiliated	(236,257)	(577,654)	(184,401)	(319,854)
Securities lending income — affiliated	3,596	(68,740)	8,212	(35,415)
Prepaid expenses	—	(11,208)	—	(2,981)
Deferred offering costs.	—	—	(151,755)	—
Increase (Decrease) in Liabilities
Collateral on securities loaned	(540,938)	6,290,497	23,305,771	(51,235)
Payables
Accounting services fees	(10,020)	(14,863)	(207)	(8,611)
Custodian fees	(8,210)	(18,947)	1,461	(9,940)
Deferred capital gain tax	—	81,188	—	—
Investment advisory fees	(107,820)	510,718	215,075	244,260
Trustees’ and Officer’s fees	(4,482)	8,778	29,748	2,942
Other accrued expenses	(71,756)	(51,564)	(33,803)	(39,914)
Professional fees	(24,953)	(8,389)	(62,668)	(21,888)
To the custodian	(434,436)	—	—	—
Transfer agent fees	(13,449)	(15,583)	(394)	69,200
Net cash provided by operating activities	41,479,299	70,732,383	54,571,834	37,376,157
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to shareholders	(41,326,078)	(70,256,539)	(54,136,400)	(36,828,810)
Payments for offering costs	—	—	155,196	—
Increase in bank overdraft	—	700,859	—	—
Net cash used for financing activities	(41,326,078)	(69,555,680)	(53,981,204)	(36,828,810)
CASH IMPACT FROM FOREIGN EXCHANGE FLUCTUATIONS
Cash impact from foreign exchange fluctuations	(1,576)	(704)	(89)	(342)
CASH AND FOREIGN CURRENCY
Net increase in restricted and unrestricted cash and foreign currency	151,645	1,175,999	590,541	547,005
Restricted and unrestricted cash and foreign currency at beginning of period	778	722,165	19,872	449,080
Restricted and unrestricted cash and foreign currency at end of period	$152,423	$1,898,164	$610,413	$996,085
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$307	$117	$—	$54
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AND FOREIGN CURRENCY AT THE END OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash	$15,204	$—	$6,496	$128,026
Foreign currency at value	137,219	1,898,164	603,917	868,059
	$152,423	$1,898,164	$610,413	$996,085

(a)	Consolidated Statement of Cash Flows.
See notes to financial statements.
Financial Statements

Statements of Cash Flows (unaudited) (continued)
Six Months Ended June 30, 2026

BUI
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$105,927,783
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Proceeds from sales of long-term investments and principal paydowns/payups	152,280,840
Purchases of long-term investments	(206,476,630)
Net purchases of short-term securities	(7,243,054)
Net realized gain on investments	(42,670,530)
Net unrealized (appreciation) depreciation on investments and foreign currency translations	(57,062,526)
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	13,889
Dividends — unaffiliated	(421,803)
Securities lending income — affiliated	(1,287)
Deferred offering costs.	1,043
Increase (Decrease) in Liabilities
Collateral on securities loaned	9,059,090
Payables
Accounting services fees	(207)
Custodian fees	(2,535)
Investment advisory fees	93,782
IRS compliance fee for foreign withholding tax claims	87,341
Trustees’ and Officer’s fees	8,584
Other accrued expenses	(7,137)
Professional fees	33,682
Transfer agent fees	13,122
Net cash used for operating activities	(46,366,553)
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to shareholders	(19,856,096)
Payments for offering costs	(14,909)
Increase in bank overdraft	1,885
Proceeds from issuance of capital shares	1,533,619
Proceeds from rights offering	64,744,600
Net cash provided by financing activities	46,409,099
CASH IMPACT FROM FOREIGN EXCHANGE FLUCTUATIONS
Cash impact from foreign exchange fluctuations	145
CASH AND FOREIGN CURRENCY
Net increase in restricted and unrestricted cash and foreign currency	42,691
Restricted and unrestricted cash and foreign currency at beginning of period	106,033
Restricted and unrestricted cash and foreign currency at end of period	$148,724
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$139
NON-CASH FINANCING ACTIVITIES
Reinvestment of distributions	$796,716
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AND FOREIGN CURRENCY AT THE END OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Foreign currency at value	148,724
$148,724
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Financial Highlights
(For a share outstanding throughout each period)

	BGR
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$14.18	$13.77	$14.13	$14.21	$10.77	$8.17
Net investment income(a)	0.17	0.36	0.33	0.37	0.42	0.28
Net realized and unrealized gain	2.63	1.22	0.15	0.32	3.60	2.77
Net increase from investment operations	2.80	1.58	0.48	0.69	4.02	3.05
Distributions(b)
From net investment income	(0.58)(c)	(0.36)	(0.33)	(0.37)	(0.42)	(0.28)
Return of capital	—	(0.81)	(0.51)	(0.40)	(0.16)	(0.17)
Total distributions	(0.58)	(1.17)	(0.84)	(0.77)	(0.58)	(0.45)
Net asset value, end of period	$16.40	$14.18	$13.77	$14.13	$14.21	$10.77
Market price, end of period	$14.82	$13.54	$12.61	$12.45	$12.53	$9.48
Total Return(d)
Based on net asset value	19.99%(e)	12.35%	3.93%(f)	5.75%	38.51%	38.36%(f)
Based on market price	13.55%(e)	17.15%	8.02%	5.66%	38.76%	40.14%
Ratios to Average Net Assets(g)
Total expenses	1.10%(h)(i)(j)	1.23%(k)	1.23%	1.29%	1.26%	1.33%
Total expenses after fees waived and/or reimbursed	1.10%(h)(i)(j)	1.23%(k)	1.12%	1.07%	1.04%	1.11%
Total expenses after fees waived and/or reimbursed and excluding reorganization costs and excluding professional fees for foreign withholding taxes	1.05%(h)	1.15%	1.12%	1.07%	1.04%	1.11%
Net investment income	1.97%(h)	2.57%	2.25%	2.66%	3.21%	2.88%
Supplemental Data
Net assets, end of period (000)	$417,421	$361,084	$359,570	$387,982	$398,493	$313,503
Portfolio turnover rate	12%	59%	42%	38%	76%	61%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Trust’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.06% and 1.06%, respectively.
(j)
Reorganization costs is not annualized in the calculation of the expense ratios. If the expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.13% and 1.13%, respectively.

(k)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.17% and 1.17%, respectively.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BDJ
	Six Months Ended 06/30/26 (unaudited)(a)	Year Ended 12/31/25(a)	Year Ended 12/31/24(a)	Year Ended 12/31/23(a)	Year Ended 12/31/22(a)	Year Ended 12/31/21

Net asset value, beginning of period	$9.74	$9.02	$8.82	$8.74	$10.23	$9.35
Net investment income(b)	0.06	0.17	0.17	0.18	0.16	0.15
Net realized and unrealized gain (loss)	0.77	1.40	0.71	0.63	(0.56)	1.60
Net increase (decrease) from investment operations	0.83	1.57	0.88	0.81	(0.40)	1.75
Distributions(c)
From net investment income	(0.37)(d)	(0.23)	(0.20)	(0.13)	(0.04)	(0.28)
From net realized gain	—	(0.62)	(0.48)	(0.60)	(1.05)	(0.59)
Total distributions	(0.37)	(0.85)	(0.68)	(0.73)	(1.09)	(0.87)
Net asset value, end of period	$10.20	$9.74	$9.02	$8.82	$8.74	$10.23
Market price, end of period	$9.57	$9.48	$8.28	$7.69	$9.01	$10.08
Total Return(e)
Based on net asset value	8.94%(f)	18.75%	10.89%(g)	10.37%	(3.71)%(g)	19.33%
Based on market price	5.01%(f)	25.91%	16.76%	(6.65)%	0.74%	29.80%
Ratios to Average Net Assets(h)
Total expenses	0.87%(i)(j)(k)	0.89%(l)	0.88%	0.86%	0.84%	0.85%
Total expenses after fees waived and/or reimbursed	0.87%(i)(j)(k)	0.88%(l)	0.88%	0.86%	0.84%	0.85%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	0.88%(i)	0.86%	0.88%	0.86%	0.84%	0.85%
Net investment income	1.22%(i)	1.80%	1.89%	2.12%	1.69%	1.44%
Supplemental Data
Net assets, end of period (000)	$1,805,621	$1,722,596	$1,596,608	$1,641,601	$1,629,642	$1,902,838
Portfolio turnover rate	57%	56%	50%	43%	81%	40%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(f)	Not annualized.
(g)	Includes payment from an affiliate, which had no impact on the Trust’s total return.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.85% and 0.86%,respectively.
(k)
Reorganization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.89% and 0.89%, respectively.

(l)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.87% and 0.86%,respectively.
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BOE
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$12.89	$12.05	$11.81	$10.97	$13.40	$12.28
Net investment income(a)	0.09	0.15	0.18	0.22	0.20	0.19
Net realized and unrealized gain (loss)	0.62	1.68	0.84	1.38	(1.87)	1.69
Net increase (decrease) from investment operations	0.71	1.83	1.02	1.60	(1.67)	1.88
Distributions(b)
From net investment income	(0.50)(c)	(0.16)	(0.18)	(0.22)	(0.19)	(0.19)
From net realized gain	—	(0.83)	—	—	(0.41)	(0.57)
Return of capital	—	—	(0.60)	(0.54)	(0.16)	—
Total distributions	(0.50)	(0.99)	(0.78)	(0.76)	(0.76)	(0.76)
Net asset value, end of period	$13.10	$12.89	$12.05	$11.81	$10.97	$13.40
Market price, end of period	$12.09	$11.71	$10.77	$9.92	$9.56	$12.18
Total Return(d)
Based on net asset value	5.96%(e)	16.71%	9.67%	16.16%	(11.87)%	16.21%
Based on market price	7.64%(e)	18.62%	16.70%	11.95%	(15.51)%	18.89%
Ratios to Average Net Assets(f)
Total expenses	1.12%(g)(h)(i)	1.21%(j)	1.11%	1.09%	1.06%	1.07%
Total expenses after fees waived and/or reimbursed	0.94%(g)(h)(i)	1.03%(j)	0.93%	0.91%	0.89%	0.90%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	0.90%(g)	0.97%	0.93%	0.91%	0.88%	0.90%
Net investment income	1.42%(g)	1.20%	1.48%	1.93%	1.72%	1.46%
Supplemental Data
Net assets, end of period (000)	$728,457	$716,503	$704,709	$726,489	$688,464	$857,721
Portfolio turnover rate	— %	47%	51%	46%	44%	65%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
Reorganization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.15% and 0.97%, respectively.

(i)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.08% and 0.90%, respectively.
(j)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.16% and 0.99%, respectively.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BGY
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$6.30	$5.91	$6.21	$5.78	$6.81	$6.49
Net investment income(a)	0.07	0.09	0.09	0.09	0.10	0.09
Net realized and unrealized gain (loss)	0.28	0.81	0.02	0.75	(0.72)	0.64
Net increase (decrease) from investment operations	0.35	0.90	0.11	0.84	(0.62)	0.73
Distributions(b)
From net investment income	(0.26)(c)	(0.11)	(0.08)	(0.08)	(0.10)	(0.14)
From net realized gain	—	(0.31)	(0.33)	(0.09)	(0.10)	(0.15)
Return of capital	—	(0.09)	—	(0.24)	(0.21)	(0.12)
Total distributions	(0.26)	(0.51)	(0.41)	(0.41)	(0.41)	(0.41)
Net asset value, end of period	$6.39	$6.30	$5.91	$6.21	$5.78	$6.81
Market price, end of period	$5.74	$5.88	$5.31	$5.27	$5.02	$6.28
Total Return(d)
Based on net asset value	5.96%(e)	16.51%	2.55%	15.94%	(8.33)%	11.92%
Based on market price	1.98%(e)	21.03%	8.58%	13.29%	(13.67)%	14.11%
Ratios to Average Net Assets(f)
Total expenses	1.12%(g)	1.21%	1.19%	1.10%	1.08%	1.09%
Total expenses after fees waived and/or reimbursed	1.12%(g)	1.20%	1.19%	1.10%	1.03%	0.99%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	1.11%(g)	1.18%	1.13%	1.10%	1.02%	0.99%
Net investment income	2.15%(g)	1.54%	1.44%	1.40%	1.71%	1.34%
Supplemental Data
Net assets, end of period (000)	$579,400	$570,548	$562,959	$622,482	$593,471	$709,510
Portfolio turnover rate	35%	61%	46%	55%	41%	71%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	CII
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$22.62	$21.43	$19.81	$17.55	$22.10	$19.12
Net investment income (loss)(a)	0.01	(0.01)	0.04	0.07	0.06	0.04
Net realized and unrealized gain (loss)	2.86	5.09	2.82	3.38	(2.51)	4.04
Net increase (decrease) from investment operations	2.87	5.08	2.86	3.45	(2.45)	4.08
Distributions(b)
From net investment income	(0.85)(c)	(0.03)	(0.03)	(0.07)	(0.04)	(0.04)
From net realized gain	—	(3.86)	(1.21)	(1.12)	(2.06)	(1.06)
Total distributions	(0.85)	(3.89)	(1.24)	(1.19)	(2.10)	(1.10)
Net asset value, end of period	$24.64	$22.62	$21.43	$19.81	$17.55	$22.10
Market price, end of period	$26.15	$23.37	$20.10	$19.00	$17.12	$22.12
Total Return(d)
Based on net asset value	12.94%(e)	25.43%	15.21%	20.45%	(10.95)%	21.97%
Based on market price	16.01%(e)	38.16%	12.66%	18.43%	(13.21)%	34.15%
Ratios to Average Net Assets(f)
Total expenses	0.89%(g)	0.93%	0.93%	0.89%	0.89%	0.90%
Total expenses after fees waived and/or reimbursed	0.89%(g)	0.93%	0.93%	0.89%	0.89%	0.90%
Net investment income (loss)	0.10%(g)	(0.03)%	0.20%	0.35%	0.31%	0.21%
Supplemental Data
Net assets, end of period (000)	$1,076,720	$927,196	$899,551	$874,451	$774,667	$975,479
Portfolio turnover rate	32%	66%	63%	28%	32%	27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BMEZ
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$17.10	$16.43	$17.91	$18.76	$26.47	$30.73
Net investment income (loss)(a)	0.11	(0.06)	0.04	(0.12)	(0.18)	(0.32)
Net realized and unrealized gain (loss)	0.69	2.60	0.17	0.85	(5.79)	(2.23)
Net increase (decrease) from investment operations	0.80	2.54	0.21	0.73	(5.97)	(2.55)
Distributions(b)
From net investment income	(0.66)(c)	—	—	—	—	—
From net realized gain	—	(0.32)	—	—	(1.63)	(1.71)
Return of capital	—	(1.55)	(1.69)	(1.58)	(0.11)	—
Total distributions	(0.66)	(1.87)	(1.69)	(1.58)	(1.74)	(1.71)
Net asset value, end of period	$17.24	$17.10	$16.43	$17.91	$18.76	$26.47
Market price, end of period	$15.35	$15.05	$14.40	$14.65	$15.43	$25.36
Total Return(d)
Based on net asset value	5.39%(e)	17.89%	2.11%	5.60%	(21.66)%	(8.31)%
Based on market price	6.61%(e)	18.38%	9.40%	5.02%	(32.75)%	(5.76)%
Ratios to Average Net Assets(f)
Total expenses	1.32%(g)	1.37%	1.44%(h)	1.33%(i)	1.32%	1.30%
Total expenses after fees waived and/or reimbursed	1.32%(g)	1.36%	1.44%(h)	1.32%(i)	1.32%	1.30%
Net investment income (loss)	1.39%(g)	(0.35)%	0.21%	(0.65)%	(0.91)%	(1.10)%
Supplemental Data
Net assets, end of period (000)	$1,077,279	$1,068,889	$1,663,882	$1,907,371	$2,056,419	$2,981,886
Portfolio turnover rate	26%	91%	43%	63%	63%	44%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed would have been 1.34% and 1.34%, respectively.
(i)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed would have been 1.31% and 1.30%, respectively.
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BME
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$43.97	$41.20	$42.18	$43.30	$47.96	$45.66
Net investment income(a)	0.07	0.13	0.07	0.14	0.11	—
Net realized and unrealized gain (loss)	1.75	5.79	1.56	1.30	(2.21)	4.74
Net increase (decrease) from investment operations	1.82	5.92	1.63	1.44	(2.10)	4.74
Distributions(b)
From net investment income	(1.57)(c)	(0.11)	(0.07)	(0.17)	(0.12)	(0.00)(d)
From net realized gain	—	(2.30)	(2.01)	(1.66)	(2.34)	(2.44)
Return of capital	—	(0.74)	(0.53)	(0.73)	(0.10)	—
Total distributions	(1.57)	(3.15)	(2.61)	(2.56)	(2.56)	(2.44)
Net asset value, end of period	$44.22	$43.97	$41.20	$42.18	$43.30	$47.96
Market price, end of period	$42.95	$41.13	$37.93	$40.46	$43.58	$48.50
Total Return(e)
Based on net asset value	4.48%(f)	15.82%	4.09%	3.80%	(4.19)%	10.66%(g)
Based on market price	8.48%(f)	17.67%	(0.09)%	(1.08)%	(4.64)%	7.37%
Ratios to Average Net Assets(h)
Total expenses	1.05%(i)	1.13%(j)	1.10%	1.06%	1.08%	1.08%
Total expenses after fees waived and/or reimbursed	1.05%(i)	1.13%(j)	1.10%	1.06%	1.07%	1.08%
Total expenses after fees waived and/or reimbursed and excluding amortization of offering costs and excluding professional fees for foreign withholding taxes	1.05%(i)	1.11%	1.10%	1.06%	1.07%	1.08%
Net investment income	0.36%(i)	0.33%	0.15%	0.34%	0.27%	0.01%
Supplemental Data
Net assets, end of period (000)	$571,457	$568,304	$546,135	$588,135	$600,197	$625,775
Portfolio turnover rate	24%	54%	29%	43%	41%	49%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)	Amount is greater than $(0.005) per share.
(e)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(f)	Not annualized.
(g)	Includes payment from an affiliate, which had no impact on the Trust’s total return.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Includes non-recurring expenses of offering costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.11% and 1.11%, respectively.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BCX
	Six Months Ended 06/30/26 (unaudited)(a)	Year Ended 12/31/25(a)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$11.54	$9.58	$10.57	$11.23	$10.21	$8.45
Net investment income(b)	0.10	0.23	0.22	0.29	0.30	0.29
Net realized and unrealized gain (loss)	0.81	2.57	(0.57)	(0.33)	1.27	1.95
Net increase (decrease) from investment operations	0.91	2.80	(0.35)	(0.04)	1.57	2.24
Distributions(c)
From net investment income	(0.42)(d)	(0.29)	(0.25)	(0.28)	(0.29)	(0.38)
Return of capital	—	(0.55)	(0.39)	(0.34)	(0.26)	(0.10)
Total distributions	(0.42)	(0.84)	(0.64)	(0.62)	(0.55)	(0.48)
Net asset value, end of period	$12.03	$11.54	$9.58	$10.57	$11.23	$10.21
Market price, end of period	$11.31	$10.98	$8.54	$8.88	$9.97	$9.35
Total Return(e)
Based on net asset value	7.85%(f)	31.26%	(2.80)%(g)	0.56%	16.31%	27.20%
Based on market price	6.56%(f)	40.10%	3.14%	(4.84)%	12.76%	32.83%
Ratios to Average Net Assets(h)
Total expenses	1.06%(i)(j)(k)	1.20%(l)	1.10%	1.06%	1.05%	1.07%
Total expenses after fees waived and/or reimbursed	1.06%(i)(j)(k)	1.19%(l)	1.10%	1.06%	1.05%	1.07%
Total expenses after fees waived and/or reimbursed and excluding reorganization costs and excluding professional fees for foreign withholding taxes	1.03%(i)	1.15%	1.10%	1.06%	1.05%	1.07%
Net investment income	1.52%(i)	2.18%	2.13%	2.63%	2.73%	3.05%
Supplemental Data
Net assets, end of period (000)	$917,391	$880,016	$768,567	$891,338	$983,181	$901,782
Portfolio turnover rate	38%	98%	67%	46%	92%	66%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(f)	Not annualized.
(g)	Includes payment from an affiliate, which had no impact on the Trust’s total return.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)
Reorganization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.07% and 1.07%, respectively.

(k)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.04% and 1.04%, respectively.
(l)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.18% and 1.17%, respectively.
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BSTZ(a)
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$24.98	$23.14	$21.43	$19.53	$38.82	$38.72
Net investment loss(b)	(0.15)	(0.26)	(0.27)	(0.20)	(0.30)	(0.51)
Net realized and unrealized gain (loss)	10.95	4.91	4.00	3.92	(16.69)	3.69
Net increase (decrease) from investment operations	10.80	4.65	3.73	3.72	(16.99)	3.18
Distributions(c)
From net investment income	(0.98)(d)	—	—	—	—	—
From net realized gain	—	(2.81)	(1.02)	—	(0.89)	(3.08)
Return of capital	—	—	(1.00)	(1.82)	(1.41)	—
Total distributions	(0.98)	(2.81)	(2.02)	(1.82)	(2.30)	(3.08)
Net asset value, end of period	$34.80	$24.98	$23.14	$21.43	$19.53	$38.82
Market price, end of period	$30.03	$22.61	$20.71	$16.71	$15.64	$38.94
Total Return(e)
Based on net asset value	44.70%(f)(g)	23.37%(h)	19.60%	21.74%(i)	(43.98)%	8.41%
Based on market price	37.96%(g)	24.77%	37.27%	18.54%	(55.27)%	15.75%
Ratios to Average Net Assets(j)
Total expenses	1.30%(k)	1.35%(l)	1.48%(l)	1.35%	1.33%	1.31%
Total expenses after fees waived and/or reimbursed	1.30%(k)	1.35%(l)	1.48%(l)	1.34%	1.33%	1.31%
Net investment loss	(1.09)%(k)	(1.14)%	(1.24)%	(0.96)%	(1.16)%	(1.25)%
Supplemental Data
Net assets, end of period (000)	$2,392,306	$1,717,101	$1,673,591	$1,629,824	$1,524,658	$3,048,962
Portfolio turnover rate	29%	56%	37%	38%	47%	18%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(f)
For financial reporting purposes, the market value of a certain investment was adjusted as of report date. Accordingly, the NAV per share and total return performance based on NAV presented herein are different than the information previously published on June 30, 2026.

(g)	Not annualized.
(h)
For financial reporting purposes, the market value of a certain investment was adjusted as of report date. Accordingly, the NAV per share and total return performance based on NAV presented herein are different than the information previously published on December 31, 2025.

(i)	Includes payment from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been 21.68%.
(j)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(k)	Annualized.
(l)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.34% and 1.34%, respectively.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

BST(a)
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$42.62	$39.60	$34.74	$29.11	$52.40	$51.94
Net investment loss(b)	(0.17)	(0.30)	(0.28)	(0.23)	(0.29)	(0.43)
Net realized and unrealized gain (loss)	13.62	7.52	8.14	8.86	(20.00)	5.84
Net increase (decrease) from investment operations	13.45	7.22	7.86	8.63	(20.29)	5.41
Distributions(c)
From net investment income	(1.50)(d)	(0.02)	—	—	—	—
From net realized gain	—	(4.18)	(1.57)	(1.48)	(2.16)	(4.27)
Return of capital	—	—	(1.43)	(1.52)	(0.84)	—
Total distributions	(1.50)	(4.20)	(3.00)	(3.00)	(3.00)	(4.27)
Dilutive effect of rights offer (Note 10)	—	—	—	—	—	(0.68)
Net asset value, end of period	$54.57	$42.62	$39.60	$34.74	$29.11	$52.40
Market price, end of period	$50.71	$40.54	$36.56	$33.66	$28.37	$49.97
Total Return(e)
Based on net asset value	32.55%(f)(g)	19.77%(h)	23.84%	30.78%	(39.56)%(i)	9.44%
Based on market price	29.49%(g)	23.40%	18.01%	30.03%	(38.23)%	1.70%
Ratios to Average Net Assets(j)
Total expenses	1.06%(k)(l)(m)	1.11%(n)	1.07%	1.09%	1.11%	1.05%
Total expenses after fees waived and/or reimbursed	1.06%(k)(l)(m)	1.11%(n)	1.07%	1.09%	1.11%	1.00%
Total expenses after fees waived and/or reimbursed and excluding offering cost and dividend expense	1.05%(k)	1.10%	1.07%	1.09%	1.10%	1.00%
Net investment loss	(0.75)%(k)	(0.75)%	(0.75)%	(0.70)%	(0.77)%	(0.78)%
Supplemental Data
Net assets, end of period (000)	$1,894,699	$1,479,750	$1,374,876	$1,196,425	$960,703	$1,681,166
Portfolio turnover rate	31%	40%	19%	32%	38%	31%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(f)
For financial reporting purposes, the market value of a certain investment was adjusted as of report date. Accordingly, the NAV per share and total return performance based on NAV presented herein are different than the information previously published on June 30, 2026.

(g)	Not annualized.
(h)
For financial reporting purposes, the market value of a certain investment was adjusted as of report date. Accordingly, the NAV per share and total return performance based on NAV presented herein are different than the information previously published on December 31, 2025.

(i)	Includes payment from an affiliate, which had no impact on the Trust’s total return.
(j)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(k)	Annualized.
(l)	Includes non-recurring expenses of offering costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.06% and 1.06%, respectively.
(m)
Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.07% and 1.07%, respectively.

(n)	Includes non-recurring expenses of offering costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.10% and 1.10%, respectively.
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BTX
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Period from 03/29/21(a) to 12/31/21

Net asset value, beginning of period	$7.84	$8.37	$9.03	$8.82	$16.72	$20.00
Net investment loss(b)	(0.05)	(0.06)	(0.11)	(0.11)	(0.13)	(0.15)
Net realized and unrealized gain (loss)	3.22	0.43	0.28	1.09	(6.78)	(2.43)
Net increase (decrease) from investment operations	3.17	0.37	0.17	0.98	(6.91)	(2.58)
Distributions(c)
From net investment income	(0.32)(d)	0.00	—	—	—	—
Return of capital	—	(0.90)	(0.83)	(0.77)	(0.99)	(0.70)
Total distributions	(0.32)	(0.90)	(0.83)	(0.77)	(0.99)	(0.70)
Net asset value, end of period	$10.69	$7.84	$8.37	$9.03	$8.82	$16.72
Market price, end of period	$9.03	$6.59	$7.44	$7.33	$6.81	$14.54
Total Return(e)
Based on net asset value	42.11%(f)(g)	6.49%(h)	3.39%	13.28%	(41.14)%(i)	(13.03)%(g)
Based on market price	42.81%(g)	0.70%	13.22%	19.09%	(47.74)%	(24.37)%(g)
Ratios to Average Net Assets(j)
Total expenses	1.37%(k)	1.46%	1.51%(l)	1.44%(m)	1.36%	1.29%(k)
Total expenses after fees waived and/or reimbursed	1.37%(k)	1.46%	1.51%(l)	1.44%(m)	1.36%	1.28%(k)
Net investment loss	(1.13)%(k)	(0.77)%	(1.22)%	(1.22)%	(1.22)%	(1.02)%(k)
Supplemental Data
Net assets, end of period (000)	$1,247,735	$915,469	$1,784,961	$2,026,470	$2,026,488	$3,981,653
Portfolio turnover rate	35%	146%	39%	37%	41%	55%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(f)
For financial reporting purposes, the market value of a certain investment was adjusted as of report date. Accordingly, the NAV per share and total return performance based on NAV presented herein are different than the information previously published on June 30, 2026.

(g)	Not annualized.
(h)
For financial reporting purposes, the market value of a certain investment was adjusted as of report date. Accordingly, the NAV per share and total return performance based on NAV presented herein are different than the information previously published on December 31, 2025.

(i)	Includes payment from an affiliate, which had no impact on the Trust’s total return.
(j)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(k)	Annualized.
(l)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.37% and 1.37%, respectively.
(m)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.33% and 1.33%, respectively.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BUI
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$24.56	$22.65	$22.53	$22.37	$25.86	$23.80
Net investment income(a)	0.23	0.28	0.29	0.35	0.33	0.24
Net realized and unrealized gain (loss)	4.07	4.30	1.30	1.26	(2.37)	3.27
Net increase (decrease) from investment operations	4.30	4.58	1.59	1.61	(2.04)	3.51
Distributions(b)
From net investment income	(0.82)(c)	(0.22)	(0.25)	(0.37)	(0.30)	(0.24)
From net realized gain	—	(2.45)	(0.87)	(0.59)	(0.56)	(0.76)
Return of capital	—	—	(0.35)	(0.49)	(0.59)	(0.45)
Total distributions	(0.82)	(2.67)	(1.47)	(1.45)	(1.45)	(1.45)
Dilutive effect of rights offer (Note 10)	(0.10)	—	—	—	—	—
Net asset value, end of period	$27.94	$24.56	$22.65	$22.53	$22.37	$25.86
Market price, end of period	$29.01	$25.69	$23.43	$21.82	$20.77	$26.62
Total Return(d)
Based on net asset value	17.18%(e)	20.77%	7.28%	7.66%	(7.73)%	15.13%
Based on market price	16.31%(e)	22.12%	14.58%	12.30%	(16.78)%	12.65%
Ratios to Average Net Assets(f)
Total expenses	1.06%(g)	1.10%(h)	1.08%	1.08%	1.08%	1.08%
Total expenses after fees waived and/or reimbursed	1.06%(g)	1.09%(h)	1.08%	1.08%	1.08%	1.07%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	1.05%(g)	1.07%	1.08%	1.08%	1.08%	1.07%
Net investment income	1.70%(g)	1.16%	1.26%	1.58%	1.44%	0.97%
Supplemental Data
Net assets, end of period (000)	$741,865	$591,049	$510,854	$506,462	$498,393	$559,805
Portfolio turnover rate	23%	76%	36%	31%	36%	20%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.08% and 1.07%,respectively.
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Trusts”, or individually as a “Trust”:
Trust Name	Herein Referred To As	Organized	Diversification Classification
BlackRock Energy and Resources Trust	BGR	Delaware	Non-diversified
BlackRock Enhanced Equity Dividend Trust	BDJ	Delaware	Diversified
BlackRock Enhanced Global Dividend Trust	BOE	Delaware	Diversified
BlackRock Enhanced International Dividend Trust	BGY	Delaware	Diversified
BlackRock Enhanced Large Cap Core Fund, Inc.	CII	Maryland	Diversified
BlackRock Health Sciences Term Trust	BMEZ	Maryland	Diversified
BlackRock Health Sciences Trust	BME	Delaware	Diversified
BlackRock Resources & Commodities Strategy Trust	BCX	Delaware	Non-diversified
BlackRock Science and Technology Term Trust	BSTZ	Delaware	Diversified
BlackRock Science and Technology Trust	BST	Delaware	Diversified
BlackRock Technology and Private Equity Term Trust	BTX	Maryland	Non-diversified
BlackRock Utilities, Infrastructure & Power Opportunities Trust	BUI	Delaware	Diversified
The Boards of Directors and Boards of Trustees of the Trusts are collectively referred to throughout this report as the “Board,” and the trustees thereof are collectively referred to throughout this report as “Trustees”. The Trusts determine and make available for publication the net asset values (“NAVs”) of their Common Shares on a daily basis.
The Trusts, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
Basis of Consolidation: The accompanying consolidated financial statements of BDJ include the accounts of BDJ Subsidiary, LLC (the “BDJ Taxable Subsidiary”), which is a wholly-owned taxable subsidiary of BDJ. The BDJ Taxable Subsidiary enables BDJ to hold certain pass-through investments and satisfy regulated investment company tax requirements. Income earned and gains realized on the investment held by the BDJ Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statement of Operations for BDJ. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations for BDJ. Taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Consolidated Statements of Assets and Liabilities. BDJ may invest up to 25% of its total assets in the BDJ Taxable Subsidiary. The net assets of the BDJ Taxable Subsidiary as of period end were $15,027,598, which is 0.8% of BDJ’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated.
The accompanying consolidated financial statements of BCX include the accounts of BlackRock Cayman Resources & Commodities Strategy Fund Ltd. (the “BCX Taxable Subsidiary”), which is a wholly-owned subsidiary of BCX and primarily invests in commodity-related instruments and other derivatives. The BCX Taxable Subsidiary enables BCX to hold these commodity-related instruments and satisfy regulated investment company tax requirements. BCX may invest up to 25% of its total assets in the BCX Taxable Subsidiary. The net assets of the BCX Taxable Subsidiary as of period end were $15,749 which is less than 0.1% of BCX consolidated net assets.  Intercompany accounts and transactions, if any, have been eliminated.
The accompanying consolidated financial statements of BSTZ include the accounts of BSTZ Subsidiary, LLC (the “BSTZ Taxable Subsidiary”), which is a wholly-owned taxable subsidiary of BSTZ. The BSTZ Taxable Subsidiary enables BSTZ to hold certain pass-through investments and satisfy regulated investment company tax requirements. Income earned and gains realized on the investment held by the BSTZ Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statement of Operations for BSTZ. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations for BSTZ. Taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Consolidated Statements of Assets and Liabilities. BSTZ may invest up to 25% of its total assets in the BSTZ Taxable Subsidiary. The net assets of the BSTZ Taxable Subsidiary as of period end were $22,779,857, which is 1.0% of BSTZ’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated.
The accompanying consolidated financial statements of BST include the accounts of BST Subsidiary, LLC  (the “BST Taxable Subsidiary”), which is a wholly-owned taxable subsidiary of BST. The BST Taxable Subsidiary enables BST to hold certain pass-through investments and satisfy regulated investment company tax requirements. Income earned and gains realized on the investment held by the BST Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statement of Operations for BST. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations for BST. Taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Consolidated Statements of Assets and Liabilities. BST may invest up to 25% of its total assets in the BST Taxable Subsidiary. The net assets of the BST Taxable Subsidiary as of period end were $12,148,820, which is 0.6% of BST’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Trust is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Trusts are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.  For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Certain Russian securities held by BCX declared dividends during the period.  However, there is no assurance these dividends can be collected by the Fund due to restrictions imposed by the Russian government. As a result, the Fund has not recognized investment income associated with these Russian securities. Any future recognition of these dividend payments, or other dividends of Russian securities declared in prior periods subject to the same or similar restrictions imposed by Russia or other government agencies, could have a material accretive effect on the Fund’s net asset value per share.
Foreign Currency Translation: Each Trust’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Trust does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.
Foreign Taxes: The Trusts may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Trust invests. These foreign taxes, if any, are paid by each Trust and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Trust recognizes tax reclaims when the Fund determines that it is more likely than not that each Trust will sustain its position that it is due the reclaim.
The Trusts file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Trusts may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Trusts may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Trusts may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Trusts are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Trusts may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Trusts are recorded on the ex-dividend dates. Subject to the Trusts’ managed distribution plan, the Trusts intend to make monthly cash distributions to shareholders, which may consist of net investment income, and net realized and unrealized gains on investments and/or return of capital.
The character of distributions is determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. The portion of distributions that exceeds a Trust’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a non-taxable return of capital.
Net income and realized gains from investments held by the Cayman Subsidiaries are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman Subsidiaries in any taxable year, the loss will generally not be available to offset the Trusts’ ordinary income and/or capital gains for that year.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Trust’s Board, the trustees who are not “interested persons” of the Trusts, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Trusts until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Trustees and Officer expense on the Statements of Operations. The Trustees and Officer expense may be negative as a result of a decrease in value of the deferred accounts.

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, a Trust enters into contracts that contain a variety of representations that provide general indemnification. A Trust’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Trust, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Trusts’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Trust. The CODM has concluded that each Trust operates as a single operating segment since each Trust has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Trust’ s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Trust’ s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Trust is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Trust’s Manager as the valuation designee for each Trust. Each Trust determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Trust’s assets and liabilities:
•Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
•Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
•Exchange-traded options (except ETF options, equity index options or those that are customized) are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Customized exchange-traded equity options, ETF options, equity index options and over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Trusts use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Trust might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Trust. Certain information made available by a Private Company is as of a date that is earlier than the date a Trust is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Trust could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Trust has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.  Such agreements may obligate a fund to make future cash payments.  As of June 30, 2026, BDJ had outstanding commitments of 7,271,280. These commitments are not included in the net assets of BDJ as of June 30, 2026.
Securities Lending: Certain Trusts may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Trusts collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Trust is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Trust and any additional required collateral is delivered to the Trust, or excess collateral is returned by the Trust, on the next business day. During the term of the loan, the Trusts are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Trust, except in the event of borrower default. The securities on loan, if any, are disclosed in the Trusts’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Trusts under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Trusts, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Trusts can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Trusts’ securities on loan by counterparty which are subject to offset under an MSLA:
Trust Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
CII
J.P. Morgan Securities LLC	$ 4,322,685	$ (4,322,685)	$ —	$ —
BMEZ
Barclays Capital, Inc.	$ 107,010	$ (106,630)	$ —	$ 380
Citigroup Global Markets, Inc.	463,181	(463,181)	—	—
Goldman Sachs & Co. LLC	337,151	(336,174)	—	977
Jefferies LLC	966,240	(966,240)	—	—
Morgan Stanley	187,427	(187,427)	—	—
National Financial Services LLC	1,967,384	(1,967,384)	—	—
State Street Bank & Trust Co.	41,641	(41,641)	—	—
TD Securities (USA) LLC	3,963	(3,963)	—	—
	$ 4,073,997	$ (4,072,640)	$ —	$ 1,357
BME
Citigroup Global Markets, Inc.	$ 204,328	$ (204,328)	$ —	$ —
J.P. Morgan Securities LLC	329,995	(328,497)	—	1,498
TD Securities (USA) LLC	2,104	(2,104)	—	—
	$ 536,427	$ (534,929)	$ —	$ 1,498
BCX
Barclays Capital, Inc.	$ 240,880	$ (240,880)	$ —	$ —
J.P. Morgan Securities LLC	1,162,246	(1,162,246)	—	—
Morgan Stanley	3,017,022	(3,017,022)	—	—
SG Americas Securities LLC	460,564	(460,564)	—	—
	$ 4,880,712	$ (4,880,712)	$ —	$ —
BSTZ
BofA Securities, Inc.	$ 238,452	$ (238,452)	$ —	$ —
Citigroup Global Markets, Inc.	655,307	(655,307)	—	—
Goldman Sachs & Co. LLC	1,949,504	(1,949,504)	—	—
J.P. Morgan Securities LLC	17,860,526	(17,485,534)	—	374,992
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Trust Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
BSTZ (continued)
Jefferies LLC	$ 2,306,610	$ (2,261,534)	$ —	$ 45,076
National Financial Services LLC	1,116,608	(1,093,312)	—	23,296
	$ 24,127,007	$ (23,683,643)	$ —	$ 443,364
BST
J.P. Morgan Securities LLC	$ 25,542,348	$ (25,079,290)	$ —	$ 463,058
BTX
Citigroup Global Markets, Inc.	$ 2,505,868	$ (2,505,868)	$ —	$ —
J.P. Morgan Securities LLC	9,161,756	(8,953,501)	—	208,255
Jefferies LLC	912,990	(912,990)	—	—
	$ 12,580,614	$ (12,372,359)	$ —	$ 208,255
BUI
J.P. Morgan Securities LLC	$ 9,232,349	$ (9,059,638)	$ —	$ 172,711

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Trust is disclosed in the Trust’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of June 30, 2026. Additional collateral is delivered to each Trust subsequent to period end in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Trust benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Trust could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Trust.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Trusts engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Trusts and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Options: The Trusts may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Trusts write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Trusts write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
In purchasing and writing options, the Trusts bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Trusts purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Trust may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Trusts and the counterparty.

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

Cash collateral that has been pledged to cover obligations of the Trusts and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Trusts, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Trusts.  Any additional required collateral is delivered to/pledged by the Trusts on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Trust generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Trusts from the counterparty are not fully collateralized, each Trust bears the risk of loss from counterparty non-performance. Likewise, to the extent the Trusts have  delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Trust bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Trusts do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Each Trust entered into an Investment Advisory Agreement with the  Manager, the Trusts’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Trust’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Trust.
For such services, each Trust, except BCX, pays the Manager a monthly fee at the following annual rates:
Average weekly value of each Trust’s net assets:
	BGR	BDJ	BOE	BME
Investment advisory fees	1.00%	0.80%	1.00%	1.00%
Average daily value of each Trust’s net assets, plus the proceeds of any outstanding debt securities or borrowings for leverage:
CII
Investment advisory fees	0.85%
Average daily value of each Trust’s net assets:
	BGY	BUI
Investment advisory fees	1.00%	1.00%
Average daily value of each Trust’s managed assets:
	BMEZ	BSTZ	BST	BTX
Investment advisory fees	1.25%	1.25%	1.00%	1.25%
For such services, BCX pays the Manager a monthly fee at an annual rate of 1.00% of the sum of the average daily value of the net assets of the Trust (excluding the value of the Trust’s interest in the BCX Taxable Subsidiary) and the average daily value of the net assets of its subsidiary, which fee is allocated pro rata between the Trust and the BCX Taxable Subsidiary based on the average daily value of their respective net assets (excluding, in the case of the Trust, the value of the Trust’s interest in the BCX Taxable Subsidiary). The BCX Taxable Subsidiary had no assets or activity during the period ended June 30, 2026.
For purposes of calculating these fees, “net assets” mean the total assets of BGR, BDJ, BOE, BGY, CII, BME, BCX and BUI minus the sum of its accrued liabilities.
For purposes of calculating these fees, “managed assets” are determined as total assets of BMEZ, BTX, BSTZ and BST (including any assets attributable to money borrowed for investment purposes) less the sum of its accrued liabilities (other than money borrowed for investment purposes).
The Manager provides investment management and other services to BDJ Taxable Subsidiary, BSTZ Taxable Subsidiary and BST Taxable Subsidiary. The Manager does not receive separate compensation from the BDJ Taxable Subsidiary, BSTZ Taxable Subsidiary or BST Taxable Subsidiary for providing investment management or administrative services. However, BDJ pays the Manager based on the Trust’s net assets, which includes the assets of the BDJ Taxable Subsidiary, and BSTZ and BST pay the Manager based on the Trust’s managed assets, which includes the assets of the BSTZ Taxable Subsidiary and BST Taxable Subsidiary, respectively.
With respect to BGR, BOE, BGY, BCX and BUI, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of each Trust for which BIL acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Trust to the Manager.
Distribution Fees:  BST and BUI have each entered into Distribution Agreements with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager, to provide for distribution of BST’s and BUI’s common shares on a reasonable best efforts basis through an equity shelf offering (a “Shelf Offering”) (the “Distribution Agreement”). Pursuant to the Distribution Agreement, BRIL will receive commissions with respect to sales of common shares at a commission rate of 1.00% of the gross proceeds of the sale of BST’s and BUI’s common shares and a portion of such commission is re-allowed to broker-dealers engaged by BRIL. The commissions retained by BRIL during the six months ended June 30, 2026 amounted to $0 and $0 for each of BST and BUI, respectively.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

BDJ had entered into a Distribution Agreement with BRIL, an affiliate of the Manager, to provide for distribution of BDJ common shares on a reasonable best efforts basis through a Shelf Offering; however, as of May 26, 2026, BDJ is no longer actively engaged in a Shelf Offering and has no effective registration statement or current prospectus and the Distribution Agreement with BDJ has been terminated. Pursuant to the Distribution Agreement, BRIL will receive commissions with respect to sales of common shares at a commission rate of 1.00% of the gross proceeds of the sale of BDJ’s common shares and a portion of such commission is re-allowed to broker-dealers engaged by BRIL. The commissions retained by BRIL during the period ended June 30, 2026 amounted to $0 since no sales of BDJ’s common shares were made prior to termination of the Distribution Agreement.
Expense Limitations, Waivers and Reimbursements:
The Manager voluntarily agreed to waive investment advisory fees on the following Trusts as a percentage of their average weekly net assets, as follows:
BOE
0.175%
These voluntary waivers may be reduced or discontinued at any time without notice.
For the six months ended June 30, 2026, the investment advisory fees waived, which are included in fees waived and/or reimbursed by the Manager in the Statements of Operations, were as follows:
Trust Name	Fees Waived and/or Reimbursed by the Manager
BOE	$ 624,542
With respect to each Trust, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Trust pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver") through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Trust. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2026, the amounts waived were as follows:
Trust Name	Fees Waived and/or Reimbursed by the Manager
BGR	$ 1,800
BDJ	7,227
BOE	4,262
BGY	1,893
CII	6,625
BMEZ	11,025
BME	4,347
BCX	8,855
BSTZ	4,405
BST	6,111
BTX	3,704
BUI	5,550
The Manager contractually agreed to waive its investment advisory fee with respect to any portion of each Trust’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Trusts’ Independent Trustees. For the six months ended June 30, 2026, there were no fees waived by the Manager pursuant to this arrangement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Trusts, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Trusts are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Trusts bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and  any fees or other payments to and from borrowers of securities. Each Trust retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

Pursuant to the securities lending agreement effective as of January 1, 2026, each of BDJ, CII, BMEZ, BME, BSTZ, BST and BTX retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specific threshold, each of BDJ, CII, BMEZ, BME, BSTZ, BST and BTX pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2026, each of BGR, BOE, BGY, BCX, and BUI retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specific threshold, each of BGR, BOE, BGY, BCX, and BUI, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for each Trust for the calendar year ended December 31, 2025.
The share of securities lending income earned by each Trust is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended June 30, 2026, each Trust paid BIM the following amounts for securities lending agent services:
Trust Name	Amounts
BDJ	$ 76
BOE	6
CII	1,604
BMEZ	3,571
BME	1,252
BCX	1,259
BSTZ	48,108
BST	9,435
BTX	20,687
BUI	250
Trustees and Officers:  Certain trustees and/or officers of the Trusts are directors and/or officers of BlackRock or its affiliates. The Trusts reimburse the Manager for a portion of the compensation paid to the Trusts’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions:  The Trusts may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2026, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Trust Name	Purchases	Sales	Net Realized Gain (Loss)
BOE	$ 7,172,598	$ 2,342,379	$ 850,826
BGY	—	6,783,781	2,399,863
BUI	283,712	—	—
7.
PURCHASES AND SALES
For the six months ended June 30, 2026, purchases and sales of investments, excluding short-term securities, were as follows:
Trust Name	Purchases	Sales
BGR	$ 52,728,127	$ 63,318,378
BDJ	997,901,742	1,100,068,041
BOE	265,050,870	306,321,426
BGY	197,248,275	248,618,372
CII	328,802,774	430,090,990
BMEZ	269,878,538	292,345,260
BME	128,116,712	163,082,878
BCX	368,895,291	381,658,970
BSTZ	566,279,556	646,555,653
BST	485,785,434	502,268,996
BTX	353,053,175	375,940,003
BUI	206,476,630	152,280,840
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

8.
INCOME TAX INFORMATION
It is each Trust’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required, except with respect to any taxes related to the Taxable Subsidiaries.
Each Trust files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Trust’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Trusts as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Trusts’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Trusts’ NAV.
As of December 31, 2025, the Trusts had non-expiring capital loss carryforwards and qualified late-year losses as follows:
Trust Name	Non-Expiring Capital Loss Carryforwards(a)	Qualified Late-Year Ordinary Losses(b)
BGR	$ (179,186,685)	$ (4,522)
BGY	—	(518)
BMEZ	—	(1,507,510)
BCX	(162,416,660)	(10,619)
BTX	(1,763,849,346)	(7,949)

(a)	Amounts available to offset future realized capital gains.
(b)	The Trust has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
As of June 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Trust Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BGR	$ 259,619,594	$ 175,509,999	$ (16,618,731)	$ 158,891,268
BDJ	1,523,567,872	355,075,974	(58,683,789)	296,392,185
BOE	554,738,707	214,024,159	(30,390,835)	183,633,324
BGY	451,084,188	154,658,907	(37,368,452)	117,290,455
CII	624,314,390	484,522,923	(9,380,037)	475,142,886
BMEZ	991,348,225	249,522,202	(149,911,021)	99,611,181
BME	359,573,577	227,136,790	(14,685,424)	212,451,366
BCX	751,659,208	247,371,159	(74,824,699)	172,546,460
BSTZ	1,132,123,171	1,445,817,527	(158,689,894)	1,287,127,633
BST	905,437,822	1,127,292,444	(111,033,335)	1,016,259,109
BTX	1,104,742,700	567,459,321	(411,369,003)	156,090,318
BUI	542,093,518	212,439,140	(4,333,770)	208,105,370
9.
PRINCIPAL RISKS
In the normal course of business, each Trust invests in securities or other instruments and may enter into certain transactions, and such activities subject each Trust to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Trusts and their investments. BDJ’ s, BME’s, BST’s and BUI’s prospectuses provide details of the risks to which each Trust is subject.
The Trusts may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Illiquidity Risk: Each Trust may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. A Trust may not be able to readily dispose of such investments at prices that approximate those at which a Trust could sell such investments if they were more widely traded and, as a result of such illiquidity, a Trust may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting a Trust’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

Market Risk:  Each Trust may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Trust to reinvest in lower yielding securities. Each Trust may also be exposed to reinvestment risk, which is the risk that income from each Trust’s portfolio will decline if each Trust invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Trust portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Trust may invest in illiquid investments. An illiquid investment is any investment that a Trust reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Trust may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Trust’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Trust may lose value, regardless of the individual results of the securities and other instruments in which a Trust invests. A Trust’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.  The price a Trust could receive upon the sale of any particular portfolio investment may differ from a Trust’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Trust’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Trust, and a Trust could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Trusts may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Trusts manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Trusts.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Trust bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Trusts should the counterparty fail to perform under the contracts. Options written by the Trusts do not typically give rise to counterparty credit risk, as options written generally obligate the Trusts, and not the counterparty, to perform. The Trusts may be exposed to counterparty credit risk with respect to options written to the extent each Trust deposits collateral with its counterparty to a written option.
With exchange-traded options purchased, there is less counterparty credit risk to the Trusts since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Trust does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency).
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Trust’s portfolio are disclosed in its Schedule of Investments.
As of period end, the Trusts listed below invested a significant portion of their assets in securities in the following sectors:
Sectors	Trust Name
Energy	BGR, BCX
Financials	BGY
Health Care	BMEZ, BME
Information Technology	BOE, CII, BSTZ, BST, BTX
Materials	BCX
Utilities	BUI
Changes in economic conditions affecting such sectors would have a greater impact on the Trusts and could affect the value, income and/or liquidity of positions in such securities.
Certain Trusts invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Trust and could affect the income from, or the value or liquidity of, the Trust’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Certain Trusts invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Trust’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Trust’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be  more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Certain Trusts invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Trusts invest.
Certain Trusts invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Trusts’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Trusts invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
10.
CAPITAL SHARE TRANSACTIONS
Each Trust is authorized to issue an unlimited number of shares, with the exception of CII, all of which were initially classified as Common Shares. CII is authorized to issue 200 million Common Shares. The par value for each Trust’s Common Shares is $0.001, except for CII, which is $0.10. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders.
As of the close of business on March 9, 2026, BUI issued transferrable rights to its Common Shareholders of record, entitling the holders of those rights to subscribe for shares of BUI’s common stock (the “Offer”). Shareholders received one right for each outstanding Common Share owned on the record date. The rights entitled their holders to purchase one new Common Share for every four rights held (1-for-4). The Offer expired on April 2, 2026. BUI received from the Offer gross proceeds of $64,744,600 for the issuance of 2,455,237 Common Shares. The rights offering resulted in $(0.10) or (0.36)% NAV dilution since the Common Shares were issued below BUI’s NAV. BUI received the entire proceeds from the shares issued under the Offer since the Manager agreed to pay for all expenses (including sales commissions) related to the Offer.
Common Shares
BST and BUI have filed a prospectus with the SEC allowing them to issue an additional 12,000,000 and 7,500,000 Common Shares, respectively, through an equity Shelf Offering. Under the Shelf Offering, BST and BUI, subject to market conditions, may raise additional equity capital from time to time in varying amounts and utilizing various offering methods at a net price at or above each Trust’s NAV per Common Share (calculated within 48 hours of pricing). As of period end,12,000,000 and 6,256,879 Common Shares, respectively, remain available for issuance under the Shelf Offering. During the period ended June 30, 2026, BST and BUI issued 0 and 0 shares, respectively, under the Trust’s respective current Shelf Offering and the Trust’s prior Shelf Offering. See Additional Information — Shelf Offering Program for additional information.
BDJ filed a prospectus with the U.S. Securities and Exchange Commission (“SEC”) allowing it to issue an additional 40,000,000 Common Shares, through an equity Shelf Offering. During the period ended June 30, 2026, BDJ did not issue any Common Shares through its Shelf Offering. Effective May 26, 2026, BDJ is no longer actively engaged in a Shelf Offering and has no effective registration statement or current prospectus for the sale of Common Shares.
Initial costs incurred by each of BST and BUI in connection with their Shelf Offerings are recorded as “Deferred offering costs” in the Statements of Assets and Liabilities. As shares are sold, a portion of the costs attributable to the shares sold will be charged against paid-in-capital. Any remaining deferred charges at the end of the Shelf Offering period will be charged to expense.

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

For the periods shown, shares issued and outstanding increased by the following amounts as a result of shares issued through the Shelf Offering:
	Six Months Ended	Year Ended
Trust Name	06/30/26	12/31/25
BUI	—	1,373,141
For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:
	Six Months Ended	Year Ended
Trust Name	06/30/26	12/31/25
CII	2,720,557	65,565
BUI	28,851	139,744
For the six months ended June 30, 2026, shares issued and outstanding remained constant for all Trusts except CII and BUI.
For the year ended December 31, 2025, shares issued and outstanding remained constant for BDJ and BST.
Each Trust had previously adopted a one-year discount management program (the “Program”) that was comprised of four 3-month measurement periods, expiring with the measurement period ending March 31, 2025. Under the Program, each Trust offered to repurchase a portion of its common shares via tender offer if the Trust’s common shares traded at an average daily discount to NAV of more than 7.5% during a 3-month measurement period. As a result of the discount trigger being met during the respective measurement periods under the Program, certain Trusts conducted a tender offer for 2.5% of its outstanding common shares, at a price equal to 98% of the NAV per share, determined on the business day after the tender offer expired. The results of the tender offers were as follows:
BGR
Commencement Date of Tender Offer Period(a)	Valuation Date	Number of Shares Tendered	Tendered Shares as a Percentage of Outstanding Shares	Number of Tendered Shares Purchased	Tendered Shares Purchased as a Percentage of Outstanding Shares	Purchase Price	Total Amount of Purchases
01/22/25	02/24/25	3,894,759	14.9%	652,722	2.5%	$13.8376	$9,032,106

BOE
Commencement Date of Tender Offer Period(a)	Valuation Date	Number of Shares Tendered	Tendered Shares as a Percentage of Outstanding Shares	Number of Tendered Shares Purchased	Tendered Shares Purchased as a Percentage of Outstanding Shares	Purchase Price	Total Amount of Purchases
01/23/25	02/25/25	13,246,807	22.7%	1,462,199	2.5%	$12.1520	$17,768,642
04/16/25	05/20/25	12,288,978	21.6	1,425,644	2.5	11.8776	16,933,229

BGY
Commencement Date of Tender Offer Period(a)	Valuation Date	Number of Shares Tendered	Tendered Shares as a Percentage of Outstanding Shares	Number of Tendered Shares Purchased	Tendered Shares Purchased as a Percentage of Outstanding Shares	Purchase Price	Total Amount of Purchases
01/23/25	02/25/25	31,046,841	32.6%	2,383,023	2.5%	$6.0662	$14,455,894
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Commencement Date of Tender Offer Period(a)	Valuation Date	Number of Shares Tendered	Tendered Shares as a Percentage of Outstanding Shares	Number of Tendered Shares Purchased	Tendered Shares Purchased as a Percentage of Outstanding Shares	Purchase Price	Total Amount of Purchases
04/17/25	05/21/25	22,873,636	24.6%	2,323,447	2.5%	6.0858	14,140,034

CII
Commencement Date of Tender Offer Period(a)	Valuation Date	Number of Shares Tendered	Tendered Shares as a Percentage of Outstanding Shares	Number of Tendered Shares Purchased	Tendered Shares Purchased as a Percentage of Outstanding Shares	Purchase Price	Total Amount of Purchases
01/22/25	02/24/25	4,275,883	10.2%	1,049,179	2.5%	$21.1974	$22,239,867

BME
Commencement Date of Tender Offer Period(a)	Valuation Date	Number of Shares Tendered	Tendered Shares as a Percentage of Outstanding Shares	Number of Tendered Shares Purchased	Tendered Shares Purchased as a Percentage of Outstanding Shares	Purchase Price	Total Amount of Purchases
01/22/25	02/24/25	1,188,063	9.0%	331,387	2.5%	$42.1792	$13,977,639

BCX
Commencement Date of Tender Offer Period(a)	Valuation Date	Number of Shares Tendered	Tendered Shares as a Percentage of Outstanding Shares	Number of Tendered Shares Purchased	Tendered Shares Purchased as a Percentage of Outstanding Shares	Purchase Price	Total Amount of Purchases
01/23/25	02/25/25	17,748,385	22.1%	2,004,946	2.5%	$9.7706	$19,589,525
04/16/25	05/20/25	14,138,859	18.1	1,954,822	2.5	9.7314	19,023,155

BSTZ
Commencement Date of Tender Offer Period(a)	Valuation Date	Number of Shares Tendered	Tendered Shares as a Percentage of Outstanding Shares	Number of Tendered Shares Purchased	Tendered Shares Purchased as a Percentage of Outstanding Shares	Purchase Price	Total Amount of Purchases
01/23/25	02/25/25	16,170,310	22.4%	1,807,867	2.5%	$21.6776	$39,190,218
04/17/25	05/21/25	12,715,932	18.0	1,762,670	2.5	20.0018	35,256,573

(a)	Date the tender offer period began.
The Board approved the renewal of each Trust’s Program (excluding BMEZ and BTX), which consisted of one measurement period beginning on January 1, 2025 and ending on September 30, 2025. Under the renewed Program, each Trust intended to offer to repurchase a portion of its common shares via tender offer if the Trust’s common shares traded at an average daily discount to NAV of more than 10% during the 9-month measurement period. The discount trigger was not met and therefore no tender offers were conducted with respect to this measurement period.
Each Trust (excluding  BTX), has a renewed Program which consists of one measurement period beginning on January 1, 2026 and ending on September 30, 2026. Under the renewed Program, each Trust intends to offer to repurchase a portion of its common shares via tender offer if the Trust’s common shares trade at an average daily discount to NAV of more than 10% during the 9-month measurement period. If the discount trigger is met and a tender offer is conducted, there is no guarantee that shareholders will be able to sell all of the shares that they desire to sell in such tender offer and there can be no assurance as to the effect that the Program will have on the market for a Trust’s shares or the discount at which a Trust’s shares may trade relative to its NAV.
On January 20, 2025, the Board approved tender offers to repurchase 50% of BTX’s outstanding shares and 40% of BMEZ’s outstanding shares, at a price per share equal to 99.5% of the applicable Trust’s net asset value per common share determined following the expiration of the tender offer. In connection with the approval of these tender offers, the discount management program was terminated for each of BTX and BMEZ and the respective tender offers for the quarterly measurement period ended December 31, 2024 were cancelled.
Tender offer results were as follows:

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

BMEZ
Commencement Date of Tender Offer Period(a)	Valuation Date	Number of Shares Tendered	Tendered Shares as a Percentage of Outstanding Shares	Number of Tendered Shares Purchased	Tendered Shares Purchased as a Percentage of Outstanding Shares	Purchase Price	Total Amount of Purchases
03/21/25	04/21/25	38,753,713	38.3%	38,753,713	38.3%	$14.2086	$550,636,007

BTX
Commencement Date of Tender Offer Period(a)	Valuation Date	Number of Shares Tendered	Tendered Shares as a Percentage of Outstanding Shares	Number of Tendered Shares Purchased	Tendered Shares Purchased as a Percentage of Outstanding Shares	Purchase Price	Total Amount of Purchases
06/09/25	07/09/25	96,627,850	45.3%	96,627,850	45.3%	$7.4924	$723,974,503

(a)	Date the tender offer period began.
As of June 30, 2026, BlackRock Financial Management, Inc., an affiliate of the Trust, owned 5,000, 5,000 and 5,000 Shares of BMEZ, BSTZ and BTX respectively.
11.
FOREIGN WITHHOLDINGS TAX CLAIMS
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.  Assuming there are sufficient foreign taxes paid which BGY is able to pass through to shareholders as a foreign tax credit in the current year, the Trust will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Trust.
Certain of the outstanding foreign tax reclaims are not deemed by the Trust to meet the recognition criteria under U.S. GAAP as of June 30, 2026, and have not been recorded in the applicable Trust’s net asset value. The recognition by the Trust of these amounts would have a positive impact on the applicable Trust’s performance. If a Trust receives a tax refund that has not been previously recorded, investors in the Trust at the time the claim is successful will benefit from any resulting increase in the Trust’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
BGR, BOE, BGY, BCX and BUI are each seeking a closing agreement with the Internal Revenue Service ("IRS") to address any prior years’ U.S. income tax liabilities attributable to Trust shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Trust paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Trust shareholders on their tax returns in prior years. The Trust has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.
12.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Trusts’  financial statements was completed through the date the financial statements were issued and the following items were noted:
The Trusts declared and paid or will pay distributions to Common Shareholders as follows:
Trust Name	Declaration Date	Record Date	Payable/ Paid Date	Dividend Per Common Share
BGR	06/05/26	07/15/26	07/31/26	$ 0.097300
	06/05/26	08/14/26	08/31/26	0.097300
	06/05/26	09/15/26	09/30/26	0.097300
BDJ	06/05/26	07/15/26	07/31/26	0.061900
	06/05/26	08/14/26	08/31/26	0.061900
	06/05/26	09/15/26	09/30/26	0.061900
BOE	06/05/26	07/15/26	07/31/26	0.082700
	06/05/26	08/14/26	08/31/26	0.082700
	06/05/26	09/15/26	09/30/26	0.082700
BGY	06/05/26	07/15/26	07/31/26	0.042600
	06/05/26	08/14/26	08/31/26	0.042600
	06/05/26	09/15/26	09/30/26	0.042600
CII	06/05/26	07/15/26	07/31/26	0.141000
	06/05/26	08/14/26	08/31/26	0.141000
	06/05/26	09/15/26	09/30/26	0.141000
BMEZ	06/05/26	07/15/26	07/31/26	0.110000
	06/05/26	08/14/26	08/31/26	0.110000
	06/05/26	09/15/26	09/30/26	0.110000
BME	06/05/26	07/15/26	07/31/26	0.262100
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Trust Name	Declaration Date	Record Date	Payable/ Paid Date	Dividend Per Common Share
	06/05/26	08/14/26	08/31/26	$ 0.262100
	06/05/26	09/15/26	09/30/26	0.262100
BCX	06/05/26	07/15/26	07/31/26	0.069700
	06/05/26	08/14/26	08/31/26	0.069700
	06/05/26	09/15/26	09/30/26	0.069700
BSTZ	06/05/26	07/15/26	07/31/26	0.162500
	06/05/26	08/14/26	08/31/26	0.162500
	06/05/26	09/15/26	09/30/26	0.162500
	07/22/26 (a)	09/15/26	09/30/26	1.454700
BST	06/05/26	07/15/26	07/31/26	0.250000
	06/05/26	08/14/26	08/31/26	0.250000
	06/05/26	09/15/26	09/30/26	0.250000
	07/22/26 (a)	09/15/26	09/30/26	2.304100
BTX	06/05/26	07/15/26	07/31/26	0.052500
	06/05/26	08/14/26	08/31/26	0.052500
	06/05/26	09/15/26	09/30/26	0.052500
BUI	06/05/26	07/15/26	07/31/26	0.154000
	06/05/26	08/14/26	08/31/26	0.154000
	06/05/26	09/15/26	09/30/26	0.154000

(a)	Special distribution.

2026 BlackRock Semi-Annual Report to Shareholders

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Boards of Directors/Trustees, as applicable (collectively, the “Board,” the members of which are referred to as “Board Members”) of BlackRock Energy and Resources Trust (“BGR”), BlackRock Enhanced Equity Dividend Trust (“BDJ”), BlackRock Enhanced Global Dividend Trust (“BOE”), BlackRock Enhanced International Dividend Trust (“BGY”), BlackRock Enhanced Large Cap Core Fund, Inc. (“CII”), BlackRock Health Sciences Trust (“BME”), BlackRock Health Sciences Term Trust (“BMEZ”), BlackRock Resources & Commodities Strategy Trust (“BCX”), BlackRock Science and Technology Trust (“BST”), BlackRock Science and Technology Term Trust (“BSTZ”), BlackRock Technology and Private Equity Term Trust (“BTX”), and BlackRock Utilities, Infrastructure & Power Opportunities Trust (“BUI”) (collectively, the “Funds” and each, a “Fund”) met on May 7, 2026 (the “May Meeting”) and June 4-5, 2026 (the “June Meeting”) to consider the approval to continue the investment advisory agreements (the “Advisory Agreements”) between each Fund and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between the Manager, BlackRock International Limited (the “Sub-Advisor”) and each of BGR, BOE, BGY, BCX and BUI. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of each Fund, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the May Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also provided additional information to the Board in response to specific questions and requests from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) leverage management, as applicable; (c) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for applicable services; (d) Fund operating expenses and how BlackRock allocates expenses to each Fund; (e) the resources devoted to risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (f) BlackRock’s and each Fund’s development and application of applicable compliance policies and procedures; (g) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (h) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (i) BlackRock’s implementation of the proxy voting policies approved by the Board; (j) execution quality of portfolio transactions; (k) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (l) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, closed-end fund, sub-advised mutual fund, collective investment trust and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (m) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; (n) periodic updates on BlackRock’s business; (o) each Fund’s market discount/premium compared to peer funds; and (p) distributions.
Prior to and in preparation for the May Meeting, the Board prepared and submitted questions, requested specific materials, and received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, closed-end funds, and open-end funds, under similar investment mandates, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund; (g) a summary of aggregate amounts paid by each Fund to BlackRock; and (h) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g) other factors deemed relevant by the Board Members.
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

The Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates, including relating to, as applicable, securities lending and cash management activities of a Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of closed-end funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk & Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to a Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, registration statements in connection with BDJ’s, CII’s, BME’s, BCX’s, BST’s and BUI’s equity shelf program, and periodic shareholder reports; (ii) preparing communications with analysts to support secondary market trading of the Fund; (iii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of the Fund’s portfolio holdings; (iv) responsibility for periodic filings with regulators and stock exchanges; (v) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (vi) organizing Board meetings and preparing the materials for such Board meetings; (vii) providing legal and compliance support; (viii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain closed-end funds; and (ix) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisor with respect to BGR, BOE, BGY, BCX and BUI facilitates the provision of investment advice and trading by investment personnel located outside of the United States. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each such Fund and its shareholders.
B. The Investment Performance of each Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the May Meeting. In preparation for the May Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2025, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and certain performance metrics (“Performance Metrics”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board reviewed and considered BGR’s performance relative to BGR’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, BGR generally performed in line with expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for BGR, and that BlackRock has explained its rationale for this belief to the Board.
The Board reviewed and considered BDJ’s performance relative to BDJ’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, BDJ generally performed above expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for BDJ, and that BlackRock has explained its rationale for this belief to the Board.

2026 BlackRock Semi-Annual Report to Shareholders

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

The Board reviewed and considered BOE’s performance relative to BOE’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, BOE generally performed below expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for BOE, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed BOE’s underperformance relative to the Performance Metrics.
The Board reviewed and considered BGY’s performance relative to BGY’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, BGY generally performed below expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for BGY, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed BGY’s underperformance relative to the Performance Metrics.
The Board reviewed and considered CII’s performance relative to CII’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, CII generally performed above expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for CII, and that BlackRock has explained its rationale for this belief to the Board.
The Board reviewed and considered BME’s performance relative to BME’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, BME generally performed in line with expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for BME, and that BlackRock has explained its rationale for this belief to the Board.
The Board reviewed and considered BMEZ’s performance relative to BMEZ’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, BMEZ generally performed below expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for BMEZ, and that BlackRock has explained its rationale for this belief to the Board. BlackRock and the Board discussed factors driving BMEZ’s underperformance, and noted the long-term structural drivers supporting BMEZ’s strategy and future performance.
The Board reviewed and considered BCX’s performance relative to BCX’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, BCX generally performed above expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for BCX, and that BlackRock has explained its rationale for this belief to the Board.
The Board reviewed and considered BST’s performance relative to BST’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, BST generally performed below expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for BST, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed BST’s underperformance relative to the Performance Metrics.
The Board reviewed and considered BSTZ’s performance relative to BSTZ’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, BSTZ generally performed in line with expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for BSTZ, and that BlackRock has explained its rationale for this belief to the Board.
The Board reviewed and considered BTX’s performance relative to BTX’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, BTX generally performed below expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for BTX, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed BTX’s underperformance relative to the Performance Metrics.
The Board reviewed and considered BUI’s performance relative to BUI’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, BUI generally performed in line with expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for BUI, and that BlackRock has explained its rationale for this belief to the Board.
C. Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate as a percentage of managed assets, which is the total assets of each Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of each Fund’s accrued liabilities (other than money borrowed for investment purposes) to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, excluding any investment related expenses. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, closed-end fund, sub-advised mutual fund, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that BGR’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Expense Peers.
The Board noted that BDJ’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Expense Peers.
The Board noted that BOE’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Expense Peers. In addition, the Board noted that BlackRock had agreed to voluntarily waive a portion of the advisory fee payable by BOE. After discussion between the Board, including the Independent Board Members, and BlackRock, the Board and BlackRock agreed to a continuation of the current 17.5 basis points voluntary advisory fee waiver.
The Board noted that BGY’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the second and fourth quartiles, respectively, relative to the Expense Peers.
The Board noted that CII’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Expense Peers.
The Board noted that BME’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Expense Peers.
The Board noted that BMEZ’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile relative to the Expense Peers.
The Board noted that BCX’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Expense Peers.
The Board noted that BST’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Expense Peers.
The Board noted that BSTZ’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the third and second quartiles, respectively, relative to the Expense Peers.
The Board noted that BTX’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the fourth and third quartiles, respectively, relative to the Expense Peers.
The Board noted that BUI’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Expense Peers.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of each Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, and fee waivers, as applicable. The Board considered each Fund’s asset levels and whether the current fee was appropriate.
Based on the Board’s review and consideration of the issue, the Board concluded that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial growth after the initial public offering. Closed-end funds are typically priced at scale at a fund’s inception. The Board noted that although each of BDJ, CII, BME, BCX, BST and BUI may from time-to-time make additional share offerings pursuant to its equity shelf program, the growth of each of BDJ’s, CII’s, BME’s, BCX’s, BST’s and BUI’s assets will occur primarily through the appreciation of its investment portfolio.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, securities lending and cash management services. The Board also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its

2026 BlackRock Semi-Annual Report to Shareholders

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

affiliates. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Board also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
The Board also considered the various notable initiatives and projects BlackRock performed in connection with its closed-end fund product line. These initiatives included developing equity shelf programs; efforts to eliminate product overlap with fund mergers; ongoing services to manage leverage that has become increasingly complex; periodic evaluation of share repurchases and other support initiatives for certain BlackRock-advised funds; and efforts to reduce fund discounts, including continued communication efforts with shareholders, fund analysts and financial advisers. With respect to the latter, the Independent Board Members noted BlackRock’s continued commitment to supporting the secondary market for the common shares of its closed-end funds through a comprehensive secondary market communication program designed to raise investor and analyst awareness and understanding of closed-end funds. BlackRock’s support services included, among other things: sponsoring and participating in conferences; communicating with closed-end fund analysts covering the BlackRock funds throughout the year; providing marketing and product updates for the closed-end funds; and maintaining and enhancing its closed-end fund website.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and each Fund for a one-year term ending June 30, 2027, and the Sub-Advisory Agreements among the Manager, the Sub-Advisor and each of BGR, BOE, BGY, BCX and BUI for a one-year term ending June 30, 2027. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

Additional Information

Trust Certification
The Trusts are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Trusts filed with the SEC the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.
Environmental, Social and Governance (“ESG”) Integration
Although the Trusts do not seek to implement a specific sustainability objective, strategy or process unless otherwise disclosed, Trust management will consider ESG factors as part of the investment process for the Trusts. Trust management views ESG integration as the practice of incorporating financially material ESG data or information into investment processes with the objective of enhancing risk-adjusted returns. These ESG considerations will vary depending on the Trusts’ particular investment strategies and may include consideration of third-party research as well as consideration of proprietary BlackRock research across the ESG risks and opportunities regarding an issuer. The ESG characteristics utilized in the Trusts’ investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. Certain of these considerations may affect the Trusts’ exposure to certain companies or industries. While Trust management views ESG considerations as having the potential to contribute to the Trusts’ long-term performance, there is no guarantee that such results will be achieved.
Dividend Policy
Each Trust’s policy is to make monthly distributions to shareholders. In order to provide shareholders with a more stable level of dividend distributions, each Trust employs a managed distribution plan (the "Plan"), the goal of which is to provide shareholders with consistent and predictable cash flows by setting distribution rates based on expected long-term returns of each Trust.
The distributions paid by each Trust for any particular month may be more or less than the amount of net investment income earned by each Trust during such month. Furthermore, the final tax characterization of distributions is determined after the year-end of a Trust and is reported in each Trust’s annual report to shareholders. Distributions can be characterized as ordinary income, capital gains and/or return of capital.  Each Trust’s taxable net investment income and net realized capital gains (“taxable income”) may not be sufficient to support the level of distributions paid. To the extent that distributions exceed the Trust’s current and accumulated earnings and profits, the excess may be treated as a non-taxable return of capital.
A return of capital is a return of a portion of an investor’s original investment. A return of capital is not expected to be taxable, but it reduces a shareholder’s tax basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent disposition by the shareholder of his or her shares. It is possible that a substantial portion of the distributions paid during a calendar year may ultimately be classified as return of capital for U.S. federal income tax purposes when the final determination of the source and character of the distributions is made.
Such distributions, under certain circumstances, may exceed a Trust’s total return performance. When total distributions exceed total return performance for the period, the difference reduces the  Trust’s total assets and net asset value (“NAV”) per share and, therefore, could have the effect of increasing the Trust’s expense ratio and reducing the amount of assets the Trust has available for long term investment.
General Information
The Trusts, other than BST and BUI, do not make available copies of their Statements of Additional Information because the Trusts’ shares, other than BST and BUI, are not continuously offered, which means that the Statement of Additional Information of each Trust, other than BST and BUI, has not been updated after completion of the respective Trust’s offerings and the information contained in each Trust’s Statement of Additional Information may have become outdated.
BST’s and BUI’s Statements of Additional Information include additional information about its Board and are available, without charge upon request by calling (800)882-0052.
The following information is a summary of certain changes since December 31, 2025. This information may not reflect all of the changes that have occurred since you purchased the relevant Trust.
Except if noted otherwise herein, there were no changes to the Trusts’ charters or by-laws that would delay or prevent a change of control of the Trusts that were not approved by the shareholders.
In accordance with Section 23(c) of the Investment Company Act of 1940, each Trust may from time to time purchase shares of its common stock in the open market or in private transactions.
Quarterly performance, shareholder reports, current net asset value and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and, for BST and BUI only, prospectuses, by enrolling in the electronic delivery program. Electronic copies of shareholder reports and, for BST and BUI only, prospectuses, are available on BlackRock’s website.
To enroll in electronic delivery:

2026 BlackRock Semi-Annual Report to Shareholders

Additional Information (continued)

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:
Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.
Householding
The Trusts will mail only one copy of shareholder documents, including for BST and BUI only, prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Trusts at (800) 882-0052.
Availability of Quarterly Schedule of Investments
The Trusts file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Trusts’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Trust makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.
Availability of Proxy Voting Policies, Procedures and Voting Records
The Board of Trustees of the Trusts has delegated the voting of proxies for the Trusts’ securities to BlackRock Advisors, LLC (the “Adviser”) pursuant to the Closed-End Fund Proxy Voting Policy. The Adviser has adopted the BlackRock Active Investment Stewardship - Global Engagement and Voting Guidelines (the “BAIS Guidelines”) with respect to certain funds, including the Trusts. The BAIS Guidelines are available at www.blackrock.com.
A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities and information about how the Trusts voted proxies relating to securities held in the Trusts’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 882-0052; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.
Availability of Trust Updates
BlackRock will update performance and certain other data for the Trusts on a monthly basis on its website in the “Closed-end Funds” section of blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Trusts. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.
Shelf Offering Program
From time to time, BST and BUI may seek to raise additional equity capital through a Shelf Offering.  In a Shelf Offering, BST and BUI may, subject to market conditions, raise additional equity capital by issuing new Common Shares from time to time in varying amounts at a net price at or above BST’s and BUI’s  net asset value (“NAV”) per Common Share (calculated within 48 hours of pricing).  While any such Shelf Offering may allow BST and BUI to pursue additional investment opportunities without the need to sell existing portfolio investments, it could also entail risks – including that the issuance of additional Common Shares may limit the extent to which the Common Shares are able to trade at a premium to NAV in the secondary market.
BST (effective on April 23, 2026) and BUI have each filed a prospectus with the SEC in connection with its Shelf Offering. This report and the prospectuses of BUI is not offer to sell BUI Common Shares or solicitations of an offer to buy BUI Common Shares in any jurisdiction where such offers or sales are not permitted. The prospectuses of BUI contains important information about BUI, including it’s investment objectives, risks, charges and expenses. Investors are urged to read the prospectuses of BUI carefully and in it’s entirety before investing. Copies of the final prospectuses for BUI can be obtained from BlackRock at blackrock.com.
Trust and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited(a)
Edinburgh, EH3 5PP
United Kingdom
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
Computershare Trust Company, N.A.
Canton, MA 02021
Distributor
BlackRock Investments, LLC(b)
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Additional Information

Additional Information (continued)

Trust and Service Providers (continued)
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
(a) For BGR, BOE, BGY, BCX and BUI.
(b) For BDJ, BME, BST and BUI.

Address of the Trusts
100 Bellevue Parkway
Wilmington, DE 19809

2026 BlackRock Semi-Annual Report to Shareholders

Glossary of Terms Used in this Report

Currency Abbreviation
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
CVR	Contingent Value Right
LP	Limited Partnership
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SAB	Special Assessment Bonds
Glossary of Terms Used in this Report

Want to know more?
blackrock.com |  800-882-0052
This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.
CEF-BK9-06/26-SAR

(b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrant – Not Applicable to this semi-annual report

Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies – Not Applicable

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – Not Applicable

Item 9 – Proxy Disclosures for Open-End Management Investment Companies – Not Applicable

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Not Applicable

Item 11–

Statement Regarding Basis for Approval of Investment Advisory Contract – The registrant’s statement regarding the basis for approval of the investment advisory contract is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

Item 12–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 13 – Portfolio Managers of Closed-End Management Investment Companies

(a) Not Applicable to this semi-annual report

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 – Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 – Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

(c) Notices to the registrant’s common shareholders in accordance with the order under Section  6(c) of the 1940 Act granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 under the 1940 Act, dated May 9, 20091

1 The Fund has received exemptive relief from the Securities and Exchange Commission permitting it to make periodic distributions of long-term capital gains with respect to its outstanding common stock as frequently as twelve times each year, and as frequently as distributions are specified by or in accordance with the terms of its outstanding preferred stock. This relief is conditioned, in part, on an undertaking by the Fund to make the disclosures to the holders of the Fund’s common shares, in addition to the information required by Section 19(a) of the 1940 Act and Rule 19a-1 thereunder. The Fund is likewise obligated to file with the SEC the information contained in any such notice to shareholders and, in that regard, has attached hereto copies of each such notice made during the period.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Energy and Resources Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Energy and Resources Trust

Date: August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Energy and Resources Trust

Date: August 21, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Energy and Resources Trust

Date: August 21, 2026